    VANGUARD
  INDEX TRUST

ANNUAL REPORT 1995

In this Annual Report, I am delighted to formally introduce you to John J. Brennan, who, on January 31, 1996, will assume my responsibilities as Chief Executive Officer of Vanguard Index Trust and the other Funds in The Vanguard Group. Mr. Brennan will continue to serve as President of the Funds, and I will continue to serve as Chairman of the Board.


[FIGURE 1]


John J. Brennan         John C. Bogle

        As a shareholder of the Fund since its inception and as Chairman of all the Vanguard Funds, I want to tell you that I am enthusiastic and confident that Jack Brennan is exactly the right person to succeed me as Chief Executive Officer. To use yet another Vanguard nautical metaphor, he will be the new captain. He has the qualities of leadership, integrity, intelligence, and vision that must continue to be Vanguard's hallmark as we move toward, and then into, the 21st century.

        I know that he has these qualities, because Jack Brennan and I have been working closely together since he joined Vanguard in 1982. He is a graduate of Dartmouth College and Harvard Business School. He started as Assistant to the Chairman and, rising like a rocket, became President in 1989. While, at age 41, he may seem young, he is in fact older than I was when I became Chief Executive Officer of Vanguard's predecessor organization in 1967, at the age of 38. Most important of all, Jack is completely dedicated to the Vanguard character, and believes in our basic mission: serving solely the shareholder, free of any conflict of interest. He believes in holding our costs of operation to a minimum, and in retaining our position as the lowest-cost provider of financial services in the world. He is a true competitor, who shares Vanguard's dedication to providing highly competitive returns to our investors relative to the returns provided by other mutual funds with comparable objectives. He also believes in reporting our results to shareholders with complete candor. He has the full support of the Board of Directors and our crew, and is committed to staying the course we have set for Vanguard. You need have no doubt that the essential elements that drew you to Vanguard in the first place will remain intact.

        As for me, I expect to fill a useful, if less demanding, role as Chairman of the Board. I shall keep a watchful eye over the interests of our shareholders, our crew, and our investment policies. I shall also speak out on industry affairs, reminding all who will listen of the primacy of the interests of mutual fund shareholders. I will be readily available to provide Jack Brennan with whatever wisdom I may have acquired during my lifetime of experience in this wonderful industry and in my service as captain of Vanguard since I founded this unique organization more than two decades ago.

        In short, I'll still be around. Thank you for all your confidence in me in the past and, in advance, for your continued confidence in Vanguard under Jack Brennan's leadership.

/s/ JOHN C. BOGLE

VANGUARD INDEX TRUST PROVIDES SIX "MARKET INDEX" PORTFOLIOS: 500 PORTFOLIO - EXTENDED MARKET PORTFOLIO - TOTAL STOCK MARKET PORTFOLIO - GROWTH PORTFOLIO - VALUE PORTFOLIO - SMALL CAPITALIZATION STOCK PORTFOLIO. EACH PORTFOLIO IS DESIGNED TO MATCH THE PERFORMANCE OF ITS CORRESPONDING STOCK INDEX.

                               CHAIRMAN'S LETTER

FELLOW SHAREHOLDER:

What a splendid way to begin our 20th fiscal year! The 500 Portfolio of Vanguard Index Trust was among the leading mutual funds in a roaring bull market, providing a total return of +37.4%--the highest in our history--during the twelve months ended December 31, 1995. When all was said and done, we outpaced 85% of all actively managed equity mutual funds. This same competitive success was manifested almost across-the-board by the other five Portfolios of the Trust, and all six Portfolios did an excellent job of tracking their target indexes.

         This table shows the total return (capital change plus reinvested dividends) achieved by our six Portfolios during 1995 compared to the broad market indexes that comprise our unmanaged standards:



---------------------------------------------------------------------------------
                                                            TOTAL RETURN
                                                  -------------------------------
                                                             YEAR ENDED
                                                          DECEMBER 31, 1995
                                                  -------------------------------
                                                   VANGUARD          COMPARATIVE
                                                   PORTFOLIO           INDEX*
---------------------------------------------------------------------------------
LARGE-CAP STOCKS
     500 PORTFOLIO                                   +37.4%           +37.6%
     GROWTH PORTFOLIO                                +38.1            +38.1
     VALUE PORTFOLIO                                 +36.9            +37.0
---------------------------------------------------------------------------------
MEDIUM- AND SMALL-CAP STOCKS
     EXTENDED MARKET PORTFOLIO                       +33.8%           +33.5%
     SMALLCAP PORTFOLIO                              +28.7            +28.4
---------------------------------------------------------------------------------
ALL STOCKS
     TOTAL STOCK MARKET PORTFOLIO                    +35.8%           +36.4%
---------------------------------------------------------------------------------

* The respective indexes are: the Standard & Poor's 500 Index, the Standard & Poor's/BARRA Growth and Value Indexes, the Wilshire 4500 Index, the Russell 2000 Index, and the Wilshire 5000 Index. "Standard & Poor's(R)," "S&P 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc.; "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates; "Russell 2000" is a registered trademark of the Frank Russell Company.

Detailed per share figures for each Portfolio, including net asset values, income dividends, and any capital gains distributions, are presented in the table that follows this letter.

THE STOCK MARKET IN 1995

The great bull market in stocks we enjoyed during the year was virtually uninterrupted, as stock prices rose in eleven of the past twelve months. The dimension of the increase was close to record breaking, delighting the bulls even as it astonished the bears. By year's end, the Standard & Poor's 500 Composite Stock Price Index had generated a total return of +37.6%--its best year since 1958.

         There were, as always, many opinions as to the source of the surprising strength in the stock market. In my view, it resulted from a combination of: (1) record-breaking corporate profits; (2) a growing speculative fever in the marketplace, especially during the final weeks of the year; and (3) a sharp decline in long-term interest rates. The rise in corporate profits was particularly striking. It's estimated that operating earnings for the companies in the Standard & Poor's 500 Index increased about +15% in 1995, after already rising +16% in 1994. (Since 1926, earnings growth has averaged less than +7% per year.) If there is a cautionary signal in this boom in profits, it is that the two-year cumulative earnings growth of +33% has been accompanied by dividend growth of only +11%.

         This subdued dividend growth in the face of sharply higher stock prices resulted in a decline in the yield on the Index to 2.2%, the lowest level on record. Nonetheless, the Wall Street chorus sings "this time it's different." Dividend yield and earnings growth--the two fundamentals of stock returns--are clearly taking a back seat to the market's high valuation of the long-term fundamentals. This is called "speculation," and it is hardly an inconsequential component of 1995's high returns on stocks. So, as 1996 begins, we face an environment that is surely sobering.

         The huge decline in interest rates during the year not only provided a major stimulus to the stock market but also set bond prices afire. The yield of the Lehman Long-Term Corporate Bond Index declined from 8.9% to 6.9% during 1995, even below its level of 7.1% at the start of 1994. The 1995 decline drove long-term bond prices upward by fully +19%, resulting in a total return (including the interest coupon) of +28%--remarkably competitive with the

[FIGURE 2]


return on stocks. Short-term rates also declined as the Federal Reserve reduced the Federal funds rate (the rate at which banks borrow from one another) in July and again in December. On balance during the year, the yield on the U.S. Treasury bill eased from 5.6% to 5.0%.

         This improvement in the actual (and expected) interest rate environment was caused largely by a measurable softening in the growth of the U.S. economy, perhaps with further weakness to come. A sluggish economy, in turn, engendered continued optimism about the benign outlook for inflation. (Indeed, the Consumer Price Index (CPI) was quite well-behaved in 1995, rising by but +2.6%, its smallest increase since 1986.) Investors should carefully ponder the extent to which today's high growth rate of corporate earnings is likely to be sustained in a slowing economy.

THE 1990s SO FAR

During the past year, growth stocks (return of +38.1%) and value stocks (+37.0%) were relatively equal participants in the great bull market. So far during the 1990s, as shown in the upper chart to the left, there was little overall difference between the two investment styles, despite some considerable year-to-year variations.

         In terms of market capitalization, there was a clear progression of returns during 1995. Large-cap stocks led the way (+37.6%), followed by mid-cap stocks (+33.5%), followed in turn by small-cap stocks (+28.4%). As shown in the upper right-hand chart, however, during the 1990s there has been little to distinguish the three capitalization classes, just as has been the case between the growth and value objectives.

         On this note, you may recall that I mentioned to you one year ago that the various market segments seem to enjoy cycles of superiority in their (unpredictable) turns. But, over longer periods, their respective returns tend to converge. Surely, both the interim and longer-run patterns are demonstrated in the charts above. As a result, I believe it is fair to conclude that, for most investors, the 500 Portfolio and the Total Stock Market Portfolio should represent the preferred investment approaches. (The Standard & Poor's 500 Index comprises about 70% of the total market value of the entire stock market.)

         For investors with particular objectives, our other Portfolios--Growth, Value, Extended Market, and SmallCap--assure broad diversification in discrete market segments. To be sure, investors must stick to their objectives with consistency and firmness, ignoring the siren songs that suggest that moving money back and forth from one segment to another will result in a sustainable performance advantage. Such "market timing" is all too likely to be self-defeating. Whichever of the Trust's six Portfolios you have selected, the long-term, steady-as-she-goes approach is virtually certain to be the most productive strategy.

VANGUARD INDEX TRUST IN 1995

The most important fact about 1995 is doubtless that investors in sound, broadly diversified U.S. equity funds earned very large returns, mostly ranging from +25% to +40%. These returns reflect a sort of "breakout" from the much more modest annual gains of about +9% per year that were achieved during the first five years of the decade. In a market of such force, it is surprising that the more conservative large-cap funds led the way. Surprising or not, the Standard & Poor's 500 Index outpaced fully 85% of all general equity mutual funds in 1995, the highest percentage outperformed since 1972.

         But the past year suggests that there is something much more significant and profound to indexing than an inevitably superficial comparison of a blue-chip indicator to a broad list of equity funds, many of which offer stock portfolios peppered with lower-grade and riskier stocks (which, as a group, earned relatively low, if absolutely high, returns during the year). So, in an attempt to capture these differences, the table to the right presents a comparison of our six Portfolios with as close to similar funds as industry statistical services presently provide.

         It should go without saying that the achievement of such giant absolute returns and such significant relative returns for our Index Portfolios should not be considered representations of future returns. Indeed, such results are probably a once-in-a-decade phenomenon. It would not be realistic to expect that either absolute returns or relative returns of these dimensions for indexing are any more (or less) than delightful "manna from Heaven" to enjoy in retrospect.


-----------------------------------------------------------------------------------------------
                                                                   TOTAL RETURN
                                                -----------------------------------------------
                                                                    YEAR ENDED
                                                                 DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------
                                                                     AVERAGE
                                                 VANGUARD           COMPARABLE
CATEGORY                                        PORTFOLIO              FUND*         DIFFERENCE
-----------------------------------------------------------------------------------------------
LARGE-CAP STOCKS
     500 PORTFOLIO                                 +37.4%              +31.1%            +6.3%
     GROWTH PORTFOLIO                              +38.1               +30.8             +7.3
     VALUE PORTFOLIO                               +36.9               +31.4             +5.5
-----------------------------------------------------------------------------------------------
MEDIUM- AND SMALL-CAP STOCKS
     EXTENDED MARKET
         PORTFOLIO                                 +33.8%              +30.8%            +3.0%
     SMALLCAP
         PORTFOLIO                                 +28.7               +31.5             -2.8
-----------------------------------------------------------------------------------------------
 ALL STOCKS
     TOTAL STOCK MARKET
         PORTFOLIO                                 +35.8%              +31.1%            +4.7%
-----------------------------------------------------------------------------------------------

* Respectively, combined average of value and growth objective funds, growth funds, value funds, growth funds, small-cap funds, and general equity funds.

That said, we are very pleased with the ability of each of our six Portfolios to once again closely track their index standards during the past year. As you can see from the table at the start of this letter, the tracking record achieved by Vanguard's Core Management Group was very tight indeed. For our three large-stock Portfolios, essentially composed of liquid, highly marketable equities, the small shortfalls (-0.2% or less) largely reflect our 0.20% expense ratio, comprising our costs of doing business, including statements and reports for shareholder accounts, expenses for accounting, legal, and marketing services, and our rock bottom advisory costs (0.01% annually!). Since our portfolio turnover is low and our trades are efficiently executed, our transaction costs are minimal.

                                                                     (continued)

         While the other three Portfolios incur similarly low operating costs, they may diverge from time to time from their benchmark indexes. One reason is that these Portfolios do not own all of the securities in their target universes. (There are 6,927 stocks in the Wilshire 5000 Index. Our Total Stock Market Portfolio owns roughly 1,900 of these issues.) To hold every stock would involve substantial additional transaction costs, without commensurately enhanced diversification. These Portfolios also include a transaction fee that is paid directly to the Portfolio--or, more precisely, to its existing shareholders--for the costs of investing the new assets. This transaction fee is 0.5% for the Extended Market Portfolio and 1.0% for the SmallCap Portfolio. (The fee of 0.25% was eliminated from the Total Stock Market Portfolio at year end.) Given the lack of exact precision in our strategy, transaction fees may marginally add to or detract from a Portfolio's return.

A LONGER-TERM PERSPECTIVE

Some idea of the extraordinary accomplishment of our 500 Portfolio--the first of the Trust's six Portfolios--during 1995 can be gained by examining the results of the Standard & Poor's 500 Index over the past 25 years. The chart below shows the percen-tage of general equity mutual funds outpaced by the Standard & Poor's 500 Index in each of these years.

         You should note that in 1995 the Index touched its all-time high of 85%. (We discussed earlier the reasons for this success.(1)) Overall, the message is this: the Index rarely outperforms fewer than 30% of the equity funds and often outperforms more than 70%. To put a finer point on it, this summary presents the differences:

-----------------------------------------------------------------------------
           PERCENTAGE OF STOCK FUNDS
                OUTPACED BY THE                                    NUMBER
          STANDARD & POOR'S 500 INDEX                             OF YEARS
-----------------------------------------------------------------------------
                 LESS THAN 30%                                        2
                 30% TO 49%                                           8
                 50% TO 70%                                           5
                 MORE THAN 70%                                       10
-----------------------------------------------------------------------------


--------

(1) When we published our booklet The Triumph Of Indexing in early 1995, little did we know that the year would work out so favorably for index funds.



[FIGURE 3]

         In short, the secret of long-term performance success is: (1) not being very bad very often; (2) accepting the fact that most years will be in the average range; and (3) frequently being very good. Clearly, 1995 was an outstanding example of this final factor.

         Both the chart and the summary table on the previous page illustrate the inherent strength of the indexing concept. Nonetheless, I would emphasize, especially after the superlative 1995 return of the Standard & Poor's 500 Index relative to most equity funds, that there will be future years when sub-average returns will (not "may") occur. When such years occur, please don't be concerned. Indexing is not designed to be a year-to-year phenomenon, but a rational and productive long-range strategy.

         Lest there be any mystery about the "secret" of indexing, the basis of its success is straightforward. It assumes that: (1) all investors (including professional managers as a group) will provide the same aggregate gross return as the stock market as a whole (say, +10% per year); and (2) that the net returns actually received by investors will equal their gross returns less any sales charges, advisory fees, other operating expenses, and portfolio turnover costs. That's really all there is to it.

         Since the annual expense ratio for the average equity fund is 1.3% and its average transaction cost is "guesstimated" at 0.7%, such a fund would incur total annual costs of 2.0%. In a +10.0% market, then, its net return would be +8.0%. A Standard & Poor's 500 Index Fund pays no advisory fees, incurs only minimal operating expenses, and incurs very small transaction costs (because its portfolio is not actively managed, and is altered only as the stocks in the Index change).

         The record of our 500 Portfolio in recent years suggests that these total costs can be held to about 0.2% (90% below those of the average fund), providing a net return to shareholders of +9.8% in a +10.0% market. One additional factor in our performance advantage results from our minimal cash reserves position, as compared to roughly 8% of assets invested in cash reserves for the typical stock fund. In a strong bull market, such as this past year, any cash holdings erode returns.

         As the old saw goes "the proof of the pudding is in the eating." Over the past decade, the 500 Portfolio of Vanguard Index Trust has outpaced the average general equity fund by +2.0% per year, remarkably close, to say the least, to the +1.8% theoretical advantage described above. (Even this example materially overstates the record of the average equity fund, since it ignores fund sales charges where applicable, and Federal capital gains taxes, which, because of the higher turnover in an actively managed stock fund, are usually substantial.) A chart showing the Portfolio's record for the ten years ended December 31, 1995, is shown on page 10; the results are summarized in this table:

---------------------------------------------------------------------------------------
                                                             TOTAL RETURN*
                                                 --------------------------------------
                                                         DECEMBER 31, 1985, TO
                                                           DECEMBER 31, 1995
                                                 --------------------------------------
                                                                            FINAL VALUE
                                                 AVERAGE                    OF INITIAL
                                                  ANNUAL                    INVESTMENT
                                                   RATE                     OF $10,000
---------------------------------------------------------------------------------------
500 PORTFOLIO                                      +14.5%                     $38,840
---------------------------------------------------------------------------------------
AVERAGE GENERAL EQUITY FUND                        +12.5%                     $32,450
STANDARD & POOR'S 500 INDEX                        +14.9                       39,950
---------------------------------------------------------------------------------------

* Assuming the reinvestment of all income dividends and capital gains distributions.

The chart reflects both ups and downs in the stock market, and there is no assurance that the ever-unpredictable markets of the future will provide either better or worse returns than those presented. During the past decade, the final value of an initial $10,000 investment in the 500 Portfolio--$38,840--exceeded the comparable figure for the general equity fund group by $6,390, equivalent to 64%(!) of the amount initially invested. This large difference shows the substantial asset accumulation that can result from a combination of seemingly small enhancements in annual return, plus the power of compounding.

         The operating histories of the other Vanguard Index Trust Portfolios are shorter--and therefore less conclusive--than that of the 500 Portfolio. Nonetheless, on a relative basis, the early results generally point in the same favorable direction.

                                                                     (continued)

[FIGURE 4]


The table below summarizes the relative returns of our Portfolios versus their respective peer groups.

-----------------------------------------------------------------------------
                                                            ANNUALIZED RETURN
                                 INCEPTION                 MARGIN RELATIVE TO
PORTFOLIO                          DATE                     COMPETITIVE FUNDS
-----------------------------------------------------------------------------
EXTENDED MARKET                   12/21/87                        +1.1%
TOTAL STOCK MARKET                 4/27/92                        +0.7
GROWTH                             11/2/92                        +0.2
VALUE                              11/2/92                        +3.9
SMALLCAP                           9/11/89*                       -2.6
-----------------------------------------------------------------------------

*  Date on which index strategy was adopted.

SOME ACTIVELY MANAGED FUNDS DO BETTER

There are, without question, some actively managed funds that have outpaced the Standard & Poor's 500 Index over extended periods in the past. And most investors will, and do, seek them out, no matter how difficult it is to identify them in advance. Such investors should realize that they face unfavorable odds against finding funds that will outpace the returns of the Index, and very long odds against finding funds that will outpace the Index returns by a significant margin.

         To make this point, the chart above compares the returns of the 500 Portfolio over the past decade with those of the 273 diversified mutual funds following value and growth strategies that were in operation during the full period. It is startling to see that only 46 of the 273 actively managed funds outpaced the Index, and 227 did not. The chances of successfully selecting such a fund, then, would be about one in six.

         It is even more startling to see that, if we define a 2% positive or negative margin as "statistically significant," only 15 of the 273 funds (5%) achieved a significant advantage, while 129 (47%) incurred a significant disadvantage. The chances of significantly outperforming, then, were about one in eighteen. In short, the odds favor indexing. That is no doubt why, in its August 1995 issue, Money magazine headlined: VANGUARD WINS: "INDEX FUNDS SHOULD BE THE CORE OF MOST PORTFOLIOS TODAY."

IN SUMMARY

Index investing has received a great deal of attention during 1995. Countless articles in the general media and in academic journals have endorsed its fundamental merits. The good news is that they're right. The bad news is that too much of this attention has focused on the extraordinarily superior results achieved by the index strategy--particularly the success of the Standard & Poor's 500 Index--in a single year. Much of the success of the 500 Portfolio in 1995 results from the large-cap bias of the index it tracks. In other years, when small-cap stocks return as market leaders, the 500 Portfolio will likely underperform the average stock fund. I again caution you, as I did in our last Semi-Annual Report--to stay off the indexing bandwagon if you seek short-term performance results.

         If you are aboard for the long-term, we welcome you, for we believe that you are following a prudent course--very broad diversification at low cost (and without sales loads). But please realize that the stock market's generosity in 1995 will not frequently recur, and that the superiority of indexing in a given year will rarely be of such large dimension. As noted above, there will be years in which more funds outperform the Index than underperform it.

         That said, 1995 was an extraordinarily bountiful year for shareholders of Vanguard Index Trust. We should all take (only) a moment to bask in the light of the generous rewards we earned. We should also recognize, however, that the financial markets are never a "one-way street," and the risks that exist today in the stock market may well come home to roost in 1996 and erode our 1995 bounty. Put even more bluntly, shareholders in our 500 Portfolio, for example, enjoyed an enhancement of nearly +38% in value during the year. With this gain now behind us, even significant market declines seem unlikely to take shareholders back to where we were--presumably with satisfaction--just one year ago.

         Under these circumstances, what course of action should the Trust's shareholders follow? In our Annual Report one year ago, under very different circumstances, I urged you to "stay the course," despite the lackluster return provided by equities during the year. Today you should recognize that, despite the short-term risks of investing, the biggest long-term risks are: (1) failing to invest in stocks at all; and (2) following an erratic and ever-changing course. For our part, we intend to manage the Portfolios of Vanguard Index Trust under the same time-tested indexing strategy we have followed for nearly a score of years. "Stay the course" proved wise counsel a year ago; I reiterate it today.

Sincerely,

/s/ JOHN C. BOGLE
------------------------
John C. Bogle
Chairman of the Board

January 9, 1996

Note: Mutual fund data from Lipper Analytical Services, Inc.

                              PORTFOLIO STATISTICS




----------------------------------------------------------------------------------------------------------------------------------
                                                  Net Asset Value Per Share
                                              --------------------------------       Distributions From            Dividends Per
                                              December 31,        December 31,          Net Realized              Share From Net
Vanguard Index Trust Portfolio                    1994                1995             Capital Gains             Investment Income
----------------------------------------------------------------------------------------------------------------------------------
500 . . . . . . . . . . . . . . . . .            $42.97             $57.60                    $.13                      $1.22
EXTENDED MARKET . . . . . . . . . . .             18.52              24.07                     .40                        .30
TOTAL STOCK MARKET  . . . . . . . . .             11.37              15.04                     .09                        .28
GROWTH  . . . . . . . . . . . . . . .             10.28              13.97                      --                        .20
VALUE . . . . . . . . . . . . . . . .             11.12              14.79                      --                        .40
SMALL CAPITALIZATION STOCK  . . . . .             14.99              18.61                     .45                        .23
----------------------------------------------------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PORTFOLIOS (PERIODS ENDED DECEMBER 31, 1995) ARE AS FOLLOWS:


                                                                                               10 YEARS
                                                                             -------------------------------------------
                              INCEPTION                                         TOTAL            CAPITAL         INCOME
INDEX TRUST PORTFOLIO            DATE         1 YEAR         5 YEARS            RETURN           RETURN          RETURN
---------------------         ---------      -------        --------         ----------       ----------       ---------
500*                           8/31/76       +37.40%        +16.36%          +14.53%          +11.11%           +3.42%
EXTENDED MARKET**             12/21/87       +33.09         +18.97           +14.83++         +13.03++          +1.80++
TOTAL STOCK MARKET***          4/27/92       +35.42         +14.57++            --               --               --
GROWTH*                        11/2/92       +38.00         +13.32++            --               --               --
VALUE*                         11/2/92       +36.89         +17.52++            --               --               --
SMALLCAP+                      10/3/60       +27.40         +20.85           +10.43           + 9.40            +1.03


  *  PERFORMANCE FIGURES ARE ADJUSTED FOR THE $10 ANNUAL ACCOUNT MAINTENANCE
     FEE.
 ** PERFORMANCE FIGURES ARE ADJUSTED FOR THE .5% TRANSACTION FEE ON PURCHASES AND THE $10 ANNUAL ACCOUNT MAINTENANCE FEE.
*** PERFORMANCE FIGURES ARE ADJUSTED FOR THE .25% TRANSACTION FEE ON PURCHASES AND THE $10 ANNUAL ACCOUNT MAINTENANCE FEE.
  + PERFORMANCE FIGURES ARE ADJUSTED FOR THE 1% TRANSACTION FEE ON PURCHASES AND THE $10 ANNUAL ACCOUNT MAINTENANCE FEE.
 ++  ANNUALIZED RETURN SINCE INCEPTION.

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             CUMULATIVE PERFORMANCE

[FIGURE 5]



        Average Annual Total Returns--Periods Ended December 31, 1995
------------------------------------------------------------------------------
                                    1 Year           5 Years         10 Years
------------------------------------------------------------------------------
500 PORTFOLIO*                      +37.40%          +16.36%          +14.53%
AVERAGE GENERAL EQUITY FUND         +31.07           +16.45           +12.49
STANDARD & POOR'S 500 INDEX         +37.58           +16.59           +14.86





* Performance figures are adjusted for the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.



[FIGURE 6]



        Average Annual Total Returns--Periods Ended December 31, 1995
---------------------------------------------------------------------------------
                                    1 Year           5 Years     Since Inception*
---------------------------------------------------------------------------------
EXTENDED MARKET PORTFOLIO**         +33.09%          +18.97%          +14.83%
AVERAGE GROWTH FUND                 +30.79           +15.73           +13.70
WILSHIRE 4500 INDEX                 +33.48           +19.03           +15.05



 *    Inception, December 21, 1987.
** Performance figures are adjusted for the 0.50% portfolio transaction fee on purchases and the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.

[FIGURE 7]



         Average Annual Total Returns--Periods Ended December 31, 1995
------------------------------------------------------------------------------
                                          1 Year           Since Inception*
------------------------------------------------------------------------------
TOTAL STOCK MARKET PORTFOLIO**+           35.42%               +14.57%
AVERAGE GENERAL EQUITY FUND              +31.07                +13.84
WILSHIRE 5000 INDEX                      +36.45                +15.12




 *  Inception, April 27, 1992.
** Performance figures are adjusted for the 0.25% portfolio transaction fee on purchases and the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.


[FIGURE 8]



         Average Annual Total Returns--Periods Ended December 31, 1995
------------------------------------------------------------------------------
                                          1 Year           Since Inception*
------------------------------------------------------------------------------
GROWTH PORTFOLIO**                       +38.00%               +13.32%
AVERAGE GROWTH FUND                      +30.79                +13.14
STANDARD & POOR'S GROWTH INDEX           +38.13                +13.55

 *  Inception, November 2, 1992.
** Performance figures are adjusted for the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.

[FIGURE 9]



         Average Annual Total Returns--Periods Ended December 31, 1995
------------------------------------------------------------------------------
                                          1 Year           Since Inception*
------------------------------------------------------------------------------
VALUE PORTFOLIO**                        +36.89%               +17.52%
AVERAGE VALUE FUND                       +31.36                +13.65
STANDARD & POOR'S VALUE INDEX            +36.99                +17.72

 *  Inception, November 2, 1992.
** Performance figures are adjusted for the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.


[FIGURE 10]



         Average Annual Total Returns--Periods Ended December 31, 1995
--------------------------------------------------------------------------------------
                                             1 Year          5 Years          10 Years
--------------------------------------------------------------------------------------
SMALLCAP STOCK PORTFOLIO*                    +27.40%          +20.85%          +10.43%
AVERAGE SMALLCAP FUND                        +31.54           +21.12           +13.07
RUSSELL 2000 INDEX                           +28.44           +20.99           +11.32

* Performance figures are adjusted for the 1% portfolio transaction fee on purchases and the $10 annual account maintenance fee.
Note: Past performance is not predictive of future performance.

                        TOTAL INVESTMENT RETURN TABLE


The following table illustrates the results of a single-share investment in VANGUARD INDEX TRUST-500 PORTFOLIO since inception through December 31, 1995. During the period illustrated, stock prices fluctuated widely; these results should not be considered a representation of the dividend income or capital gain or loss that may be realized from an investment made in the Portfolio today.

---------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                            TOTAL INVESTMENT RETURN*
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             500 Portfolio                S&P 500
                                                             VALUE WITH INCOME    -------------------------------         -------
YEAR ENDED        NET ASSET   CAPITAL GAINS        INCOME  DIVIDENDS & CAPITAL    Capital     Income        Total           Total
DECEMBER 31           VALUE   DISTRIBUTIONS     DIVIDENDS     GAINS REINVESTED     Return     Return       Return          Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (8/76)       $14.15              --            --             $  14.15         --         --           --              --
----------------------------------------------------------------------------------------------------------------------------------
1976                  14.73              --        $  .17                14.90      + 4.1%      +1.2%       + 5.3%          + 5.8%
----------------------------------------------------------------------------------------------------------------------------------
1977                  13.01              --           .57                13.73      -11.7       +3.7        - 8.0           - 7.2
----------------------------------------------------------------------------------------------------------------------------------
1978                  13.11              --           .65                14.54      + 0.8       +5.0        + 5.8           + 6.5
----------------------------------------------------------------------------------------------------------------------------------
1979                  14.64          $  .06           .75                17.16      +12.1       +5.9        +18.0           +18.4
----------------------------------------------------------------------------------------------------------------------------------
1980                  17.84             .53           .83                22.64      +25.5       +6.4        +31.9           +32.4
----------------------------------------------------------------------------------------------------------------------------------
1981                  15.52             .56           .83                21.46      - 9.8       +4.6        - 5.2           - 4.9
----------------------------------------------------------------------------------------------------------------------------------
1982                  17.56             .25           .83                25.96      +14.8       +6.1        +20.9           +21.5
----------------------------------------------------------------------------------------------------------------------------------
1983                  19.70             .71           .87                31.49      +16.2       +5.1        +21.3           +22.5
----------------------------------------------------------------------------------------------------------------------------------
1984                  19.52             .48           .88                33.45      + 1.5       +4.7        + 6.2           + 6.3
----------------------------------------------------------------------------------------------------------------------------------
1985                  22.29            1.61           .91                43.89      +26.1       +5.1        +31.2           +31.8
----------------------------------------------------------------------------------------------------------------------------------
1986                  24.27            2.02           .89                51.82      +14.0       +4.0        +18.0           +18.6
----------------------------------------------------------------------------------------------------------------------------------
1987                  24.65             .17           .69                54.26      + 2.3       +2.4        + 4.7           + 5.1
----------------------------------------------------------------------------------------------------------------------------------
1988                  27.18             .32          1.10                63.06      +11.6       +4.6        +16.2           +16.6
----------------------------------------------------------------------------------------------------------------------------------
1989                  33.64             .75          1.20                82.84      +26.7       +4.6        +31.3           +31.7
----------------------------------------------------------------------------------------------------------------------------------
1990                  31.24             .10          1.17                80.08      - 6.8       +3.4        - 3.4           - 3.1
----------------------------------------------------------------------------------------------------------------------------------
1991                  39.32             .12          1.15               104.28      +26.3       +3.9        +30.2           +30.5
----------------------------------------------------------------------------------------------------------------------------------
1992                  40.97             .10          1.12               112.03      + 4.4       +3.0        + 7.4           + 7.6
----------------------------------------------------------------------------------------------------------------------------------
1993                  43.83             .03          1.13               123.11      + 7.1       +2.7        + 9.8           +10.1
----------------------------------------------------------------------------------------------------------------------------------
1994                  42.97             .20          1.17               124.56      - 1.5       +2.6        + 1.1           + 1.3
----------------------------------------------------------------------------------------------------------------------------------
1995                  57.60             .13          1.22               171.20      +34.4       +3.0        +37.4           +37.6
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                                 +1,099.6%       +1,202.8%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                                 +13.7%          +14.2%
----------------------------------------------------------------------------------------------------------------------------------

* Includes reinvestment of income dividends and any capital gains distributions for both the Portfolio and the Index. Portfolio performance adjusted for the $10 annual account maintenance fee.
Note: No adjustment has been made for income taxes payable by shareholders on reinvested income dividends and capital gains distributions.

                            STATEMENT OF NET ASSETS


                                                            FINANCIAL STATEMENTS
                                                               December 31, 1995

                                                                           Market
                                                                            Value
500 PORTFOLIO                                              Shares          (000)+
---------------------------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------------------------
  General Electric Co.                                  6,304,357       $ 453,914
  AT&T Corp.                                            6,008,425         389,046
  Exxon Corp.                                           4,687,028         375,548
  The Coca-Cola Co.                                     4,734,559         351,541
  Merck & Co., Inc.                                     4,663,271         306,610
  Philip Morris Cos., Inc.                              3,170,593         286,939
  Royal Dutch Petroleum Co. ADR                         2,023,345         285,545
  Procter & Gamble Co.                                  2,590,483         215,010
  Johnson & Johnson                                     2,444,912         209,346
  International Business
    Machines Corp.                                      2,146,636         196,954
* Microsoft Corp.                                       2,235,591         196,173
  Wal-Mart Stores, Inc.                                 8,665,238         193,885
  Intel Corp.                                           3,108,250         176,393
  Mobil Corp.                                           1,493,164         167,234
  PepsiCo, Inc.                                         2,974,015         166,173
  American International
    Group, Inc.                                         1,789,415         165,521
  Bristol-Myers Squibb Co.                              1,914,344         164,394
  BellSouth Corp.                                       3,749,737         163,114
  Hewlett-Packard Co.                                   1,931,761         161,785
  GTE Corp.                                             3,656,023         160,865
  Pfizer, Inc.                                          2,393,793         150,809
  General Motors Corp.                                  2,821,041         149,163
  E.I. du Pont de Nemours & Co.                         2,096,088         146,464
  Amoco Corp.                                           1,874,985         134,765
  SBC Communications Inc.                               2,300,065         132,254
  Chevron Corp.                                         2,461,856         129,247
  Federal National Mortgage Assn.                       1,029,689         127,810
  Motorola, Inc.                                        2,226,138         126,890
  Abbott Laboratories, Inc.                             2,983,448         124,559
  Ameritech Corp.                                       2,090,586         123,345
  McDonald's Corp.                                      2,619,512         118,205
  Ford Motor Co.                                        4,054,138         117,570
  Eli Lilly & Co.                                       2,081,687         117,095
  The Walt Disney Co.                                   1,973,197         116,419
  American Home Products Corp.                          1,180,346         114,494
  Bell Atlantic Corp.                                   1,650,569         110,382
  Citicorp                                              1,604,378         107,894
  Minnesota Mining &
    Manufacturing Co.                                   1,583,901         104,933
  The Boeing Co.                                        1,295,215         101,512
  BankAmerica Corp.                                     1,396,501          90,423
  Gillette Co.                                          1,674,977          87,308
  NYNEX Corp.                                           1,612,811          87,092
  Kimberly-Clark Corp.                                  1,051,124          86,981
  Eastman Kodak Co.                                     1,290,203          86,444
  Home Depot, Inc.                                      1,799,752          86,163
  Columbia/HCA Healthcare Corp.                         1,680,273          85,274
  Unilever NV ADR                                         604,055          85,021
  Chrysler Corp.                                        1,443,972          79,960
  Texaco Inc.                                             996,907          78,257
* Cisco Systems, Inc.                                   1,032,872          77,078
  Schering-Plough Corp.                                 1,387,324          75,956
  Travelers Group Inc.                                  1,204,358          75,724
  American Express Co.                                  1,828,317          75,647
  Pharmacia & Upjohn, Inc.                              1,901,288          73,675
  Capital Cities/ABC, Inc.                                580,843          71,662
  NationsBank, Inc.                                     1,019,261          70,966
  Allstate Corp.                                        1,692,318          69,597
  Dow Chemical Co.                                        988,107          69,538
* Oracle Corp.                                          1,640,400          69,307
  Emerson Electric Co.                                    847,385          69,274
  Atlantic Richfield Co.                                  606,905          67,215
  MCI Communications Corp.                              2,558,274          66,835
  Anheuser-Busch Co., Inc.                                959,906          64,194
  U S WEST Communications Group                         1,777,029          63,529
  Kellogg Co.                                             820,684          63,398
  Schlumberger Ltd.                                       912,947          63,222
  Southern Co.                                          2,514,340          61,916
* Viacom International Class B                          1,290,756          61,150
  Lockheed Martin Corp.                                   756,002          59,724
* Amgen, Inc.                                           1,003,986          59,486
  Sara Lee Corp.                                        1,827,300          58,245
  Sears, Roebuck & Co.                                  1,471,438          57,386
  Federal Home Loan
    Mortgage Corp.                                        682,289          56,971
  J.P. Morgan & Co., Inc.                                 709,201          56,913
  Campbell Soup Co.                                       940,670          56,440
  First Data Corp.                                        841,459          56,273
  Xerox Corp.                                             407,117          55,775
  Banc One Corp.                                        1,476,931          55,754
  Chemical Banking Corp.                                  943,788          55,448
  Time Warner, Inc.                                     1,457,591          55,206
  WMX Technologies Inc.                                 1,830,220          54,678
  Pacific Telesis Group                                 1,617,136          54,376
  Monsanto Co.                                            435,083          53,298
* AirTouch Communications                               1,868,225          52,777
  Sprint Corp.                                          1,316,484          52,495
  Computer Associates
    International, Inc.                                   912,081          51,875
  Union Pacific Corp.                                     775,999          51,216
  AlliedSignal Inc.                                     1,067,606          50,711
  Warner-Lambert Co.                                      509,893          49,523
* Tele-Communications Inc.
    Class A                                             2,463,949          48,971
  The Seagram Co. Ltd.                                  1,408,378          48,765
  Medtronic, Inc.                                         872,533          48,753
* COMPAQ Computer Corp.                                 1,003,241          48,156
  General Re Corp.                                        309,621          47,991
  First Chicago NBD Corp.                               1,210,871          47,829
  H.J. Heinz Co.                                        1,394,123          46,180
  Pacific Gas & Electric Co.                            1,601,828          45,452

                                                                           Market
                                                                            Value
                                                           Shares          (000)+
---------------------------------------------------------------------------------
  Norwest Corp.                                         1,332,564   $      43,975
  Caterpillar, Inc.                                       745,518          43,799
  Baxter International, Inc.                            1,044,580          43,742
---------------------------------------------------------------------------------
TOTAL--100 LARGEST STOCKS                                              10,970,789
---------------------------------------------------------------------------------
  United Technologies Corp.                               460,488          43,689
  Rockwell International Corp.                            819,435          43,328
  Raytheon Co.                                            914,784          43,224
  United Healthcare Corp.                                 659,413          43,192
  Burlington Northern Santa Fe Corp.                      536,014          41,809
  The Dun & Bradstreet Corp.                              639,178          41,387
  Northern Telecom Ltd.                                   958,429          41,212
  The Chase Manhattan Corp.                               675,431          40,948
  J.C. Penney Co., Inc.                                   852,201          40,586
  Automatic Data Processing, Inc.                         543,492          40,354
  May Department Stores Co.                               941,273          39,769
  Wells Fargo & Co.                                       182,170          39,349
  First Interstate Bancorp.                               286,786          39,146
  McDonnell Douglas Corp.                                 422,864          38,903
  Norfolk Southern Corp.                                  489,836          38,881
  PNC Bank Corp.                                        1,202,953          38,795
  Colgate-Palmolive Co.                                   549,520          38,604
  Fleet Financial Group, Inc.                             927,782          37,807
  CPC International, Inc.                                 550,176          37,756
  Nike, Inc. Class B                                      539,584          37,569
  ConAgra, Inc.                                           900,053          37,127
  Texas Instruments, Inc.                                 712,667          36,881
  The Bank of New York Co., Inc.                          754,999          36,806
  Duke Power Co.                                          773,218          36,631
* Digital Equipment Corp.                                 567,855          36,414
  International Paper Co.                                 960,888          36,394
  CSX Corp.                                               794,417          36,245
  Enron Corp.                                             949,770          36,210
  Archer-Daniels-Midland Co.                            2,001,114          36,020
  First Union Corp.                                       643,157          35,776
  Aluminum Co. of America                                 668,887          35,367
  Barrick Gold Corp.                                    1,333,680          35,176
  Texas Utilities Co.                                     852,408          35,055
  Loews Corp.                                             444,761          34,858
  Deere & Co.                                             988,613          34,849
  General Mills, Inc.                                     598,658          34,573
  PPG Industries, Inc.                                    739,966          33,853
  Merrill Lynch & Co., Inc.                               663,249          33,826
* U S WEST Media Group                                  1,779,231          33,805
  Phillips Petroleum Co.                                  989,462          33,765
  Tenneco, Inc.                                           673,156          33,405
  Weyerhaeuser Co.                                        767,336          33,187
* Sun Microsystems, Inc.                                  717,002          32,713
  Gannett Co., Inc.                                       529,183          32,479
  KeyCorp                                                 893,638          32,394
  FPL Group, Inc.                                         697,861          32,363
  The Chubb Corp.                                         328,533          31,786
  AMP, Inc.                                               821,344          31,519
  Albertson's, Inc.                                       953,699          31,353
  Micron Technology Inc.                                  779,196          30,876
  American Brands, Inc.                                   684,980          30,567
* Boston Scientific Corp.                                 620,130          30,386
  Dean Witter Discover & Co.                              637,539          29,964
  Aetna Life & Casualty Co.                               431,446          29,878
  SCEcorp                                               1,680,772          29,834
  CIGNA Corp.                                             286,623          29,594
  SunTrust Banks, Inc.                                    431,108          29,531
  Wachovia Corp.                                          642,880          29,412
  Mellon Bank Corp.                                       533,319          28,666
  American Electric Power Co., Inc.                       703,078          28,475
  Consolidated Edison Co.
    of New York, Inc.                                     886,835          28,379
  Public Service Enterprise
    Group Inc.                                            923,559          28,284
  Walgreen Co.                                            929,018          27,754
  Corning, Inc.                                           865,300          27,690
  Unocal Corp.                                            932,819          27,168
  Dominion Resources, Inc.                                654,892          27,014
  American General Corp.                                  772,971          26,957
  Pitney Bowes, Inc.                                      571,942          26,881
  U.S. Healthcare, Inc.                                   579,457          26,872
  Unicom Corp.                                            810,588          26,547
  Alcan Aluminium Ltd.                                    850,138          26,461
* Applied Materials, Inc.                                 673,142          26,421
  Illinois Tool Works, Inc.                               443,693          26,178
  The Goodyear Tire & Rubber Co.                          575,304          26,104
  Occidental Petroleum Corp.                            1,201,015          25,672
  Mattel, Inc.                                            833,543          25,631
  PECO Energy Corp.                                       837,790          25,238
  Entergy Corp.                                           859,629          25,144
  Ralston-Purina Group                                    399,718          24,932
  Marsh & McLennan Cos., Inc.                             276,167          24,510
  Westinghouse Electric Corp.                           1,479,878          24,418
  UST Inc.                                                729,578          24,350
  First Bank System, Inc.                                 489,919          24,312
  Houston Industries, Inc.                                991,432          24,042
  Georgia-Pacific Corp.                                   346,565          23,783
  Hercules, Inc.                                          420,964          23,732
  Browning-Ferris Industries, Inc.                        802,502          23,674
  Morgan Stanley Group, Inc.                              293,084          23,630
  The Limited, Inc.                                     1,351,670          23,485
  ITT Corp.                                               440,457          23,344
  Honeywell, Inc.                                         479,273          23,305
  First Fidelity Bancorp.                                 308,694          23,268
  Wrigley (Wm.) Jr. Co.                                   438,410          23,017
  Loral Corp.                                             650,456          23,010
* CUC International, Inc.                                 673,938          22,998
  The Gap, Inc.                                           544,095          22,852
  R.R. Donnelley & Sons Co.                               579,798          22,830

                                                                           Market
                                                                            Value
                                                           Shares          (000)+
---------------------------------------------------------------------------------
  PacifiCorp                                            1,072,955   $      22,800
* Toys R Us, Inc.                                       1,031,024          22,425
  Sysco Corp.                                             687,743          22,352
---------------------------------------------------------------------------------
TOTAL--200 LARGEST STOCKS                                              14,102,574
---------------------------------------------------------------------------------
  Air Products & Chemicals, Inc.                          421,852          22,253
* Cabletron Systems, Inc.                                 271,622          22,001
  Halliburton Co.                                         431,742          21,857
  Household International, Inc.                           369,403          21,841
  Placer Dome Group, Inc.                                 902,200          21,766
  W.R. Grace & Co.                                        367,287          21,716
  Barnett Banks, Inc.                                     366,132          21,602
  Textron, Inc.                                           319,424          21,561
* AMR Corp.                                               288,140          21,394
* ITT Hartford Group, Inc.                                440,457          21,307
  USX-Marathon Group                                    1,084,811          21,154
  Lincoln National Corp.                                  392,374          21,090
  ALLTEL Corp.                                            713,465          21,047
* Federated Department Stores                             763,487          20,996
  Winn Dixie Stores, Inc.                                 568,489          20,963
  Conrail, Inc.                                           295,660          20,696
  Fluor Corp.                                             313,328          20,680
  MBNA Corp.                                              560,536          20,670
  Tyco International Ltd.                                 576,445          20,536
  Dayton-Hudson Corp.                                     271,194          20,340
  Lowes Cos., Inc.                                        606,175          20,307
  Central & South West Corp.                              726,233          20,244
  International Flavors
    & Fragrances, Inc.                                    418,836          20,104
  Morton International, Inc.                              559,950          20,088
  Carolina Power & Light Co.                              580,813          20,038
  Boatmen's Bancshares, Inc.                              487,883          19,942
  CoreStates Financial Corp.                              526,378          19,937
  Bankers Trust New York Corp.                            296,999          19,750
* Novell, Inc.                                          1,398,052          19,747
  Bank of Boston Corp.                                    423,514          19,588
  Union Carbide Corp.                                     518,106          19,429
  Alco Standard Corp.                                     424,188          19,354
  Avon Products, Inc.                                     256,113          19,305
  TRW, Inc.                                               247,502          19,181
  Masco Corp.                                             606,166          19,018
  Genuine Parts Co.                                       463,656          19,010
  Hershey Foods Corp.                                     292,233          18,995
  U.S. Bancorp                                            566,777          18,987
  Eastman Chemical                                        303,168          18,986
  DTE Energy Co.                                          547,751          18,897
  Nucor Corp.                                             330,159          18,860
  Transamerica Corp.                                      257,899          18,794
  Burlington Resources, Inc.                              477,811          18,754
  Becton, Dickinson & Co.                                 248,867          18,665
  Amerada Hess Corp.                                      351,074          18,607
  National City Corp.                                     555,799          18,411
* 3 Com Corp.                                             390,135          18,190
  CINergy Corp.                                           591,244          18,107
  Marriott International                                  472,554          18,075
  Service Corp. International                             409,437          18,015
  Praxair, Inc.                                           527,909          17,751
  St. Paul Cos., Inc.                                     319,062          17,748
  Great Lakes Chemical Corp.                              244,325          17,591
  Pioneer Hi Bred International                           315,110          17,528
* The Kroger Co.                                          466,620          17,498
  The Quaker Oats Co.                                     506,419          17,471
  Comerica, Inc.                                          432,381          17,349
  Williams Cos., Inc.                                     383,295          16,817
  Dresser Industries, Inc.                                688,903          16,792
* Silicon Graphics, Inc.                                  608,159          16,724
* Humana, Inc.                                            610,843          16,722
  The McGraw-Hill Cos.                                    188,842          16,453
  Rohm & Haas Co.                                         254,910          16,410
  SAFECO Corp.                                            475,474          16,404
  Phelps Dodge Corp.                                      261,588          16,284
  Union Electric Co.                                      385,477          16,094
  Newmont Mining Corp.                                    355,315          16,078
* DSC Communications Corp.                                435,426          16,056
  Consolidated Natural Gas Co.                            352,462          15,993
  Freeport-McMoRan Copper
    & Gold Inc. Class B                                   567,976          15,974
  H & R Block, Inc.                                       394,355          15,971
  Baltimore Gas & Electric Co.                            556,794          15,869
* LSI Logic Corp.                                         483,219          15,825
  Dover Corp.                                             428,702          15,808
* Federal Express Corp.                                   213,275          15,756
  Panhandle Eastern Corp.                                 565,187          15,755
  Eaton Corp.                                             292,925          15,708
* Tenet Healthcare Corp.                                  754,544          15,657
  Newell Co.                                              598,420          15,484
  General Public Utilities Corp.                          452,500          15,385
  Champion International Corp.                            364,315          15,301
  Rubbermaid, Inc.                                        594,211          15,152
  UNUM Corp.                                              274,735          15,110
  PP&L Resources Inc.                                     600,395          15,010
  Cooper Industries, Inc.                                 407,121          14,962
  Inco Ltd.                                               449,052          14,931
  American Stores Co.                                     556,705          14,892
  Whirlpool Corp.                                         278,791          14,846
  Tribune Co.                                             241,970          14,790
  Coastal Corp.                                           396,335          14,763
* Computer Sciences Corp.                                 210,012          14,753
  Apple Computer, Inc.                                    463,106          14,704
  Providian Corp.                                         359,384          14,645
  Dow Jones & Co., Inc.                                   366,404          14,610
  Ingersoll-Rand Co.                                      411,050          14,438
  Times Mirror Co. Class A                                423,899          14,360
* Crown Cork & Seal Co., Inc.                             342,025          14,280
  Delta Air Lines, Inc.                                   193,097          14,265

                                                                           Market
                                                                            Value
                                                           Shares          (000)+
---------------------------------------------------------------------------------
  Salomon, Inc.                                           401,549   $      14,255
  The Clorox Co.                                          197,276          14,130
---------------------------------------------------------------------------------
TOTAL--300 LARGEST STOCKS                                              15,890,581
---------------------------------------------------------------------------------
  General Dynamics Corp.                                  237,695          14,054
  Reynolds Metals Co.                                     239,458          13,559
  Ohio Edison Co.                                         575,839          13,532
  Republic New York Corp.                                 212,115          13,178
  Great Western Financial Corp.                           515,787          13,153
  Sherwin-Williams Co.                                    321,866          13,116
  Baker Hughes, Inc.                                      532,959          12,991
  Interpublic Group of Cos., Inc.                         295,302          12,809
  W.W. Grainger, Inc.                                     191,960          12,717
  VF Corp.                                                240,926          12,709
  Southwest Airlines Co.                                  542,709          12,618
  Union Camp Corp.                                        264,722          12,607
  Kmart Corp.                                           1,733,863          12,571
  Northern States Power Co.                               255,555          12,554
  Jefferson-Pilot Corp.                                   268,739          12,496
  Nordstrom, Inc.                                         310,003          12,478
  Kerr-McGee Corp.                                        194,776          12,368
* Tellabs, Inc.                                           334,174          12,364
  Golden West Financial Corp.                             221,363          12,230
  Torchmark Corp.                                         270,210          12,227
  Melville Corp.                                          396,497          12,192
  Dillard Department Stores Class A                       426,669          12,160
  Northrop Grumman Corp.                                  186,540          11,939
  Engelhard Corp.                                         543,706          11,826
  H.F. Ahmanson & Co.                                     443,404          11,750
  Premark International, Inc.                             231,001          11,694
  Willamette Industries, Inc.                             208,644          11,684
  Pall Corp.                                              431,932          11,608
  Sonat, Inc.                                             325,569          11,598
  Knight-Ridder, Inc.                                     185,348          11,584
  Harcourt General, Inc.                                  274,840          11,509
  Black & Decker Corp.                                    324,609          11,442
* St. Jude Medical, Inc.                                  264,087          11,290
* Price/Costco Inc.                                       736,017          11,224
  Hilton Hotels Corp.                                     182,388          11,217
  Dana Corp.                                              382,697          11,194
  Laidlaw Inc. Class B                                  1,087,992          11,152
  Rite Aid Corp.                                          316,126          10,827
  New York Times Co. Class A                              364,008          10,784
  Westvaco Corp.                                          383,138          10,632
  Johnson Controls, Inc.                                  154,499          10,622
  The Mead Corp.                                          203,037          10,609
  ITT Industries, Inc.                                    440,457          10,571
  Mallinckrodt Group, Inc.                                289,662          10,536
  The Dial Corp.                                          355,048          10,518
* National Semiconductor Corp.                            465,761          10,363
* Ceridian Corp.                                          249,497          10,292
  Hasbro, Inc.                                            330,913          10,258
  Circuit City Stores, Inc.                               366,991          10,138
* Western Atlas Inc.                                      200,427          10,122
  Avery Dennison Corp.                                    200,735          10,062
  Tandy Corp.                                             241,291          10,014
  Louisiana-Pacific Corp.                                 406,981           9,869
  Comcast Corp. Class A Special                           536,834           9,730
  USX-U.S. Steel Group                                    312,315           9,604
  Parker Hannifin Corp.                                   279,279           9,565
  Brown-Forman Corp. Class B                              260,458           9,507
  Raychem Corp.                                           166,343           9,461
* Harrah's Entertainment, Inc.                            387,347           9,393
* FMC Corp.                                               138,543           9,369
  Temple-Inland Inc.                                      211,819           9,347
  Beneficial Corp.                                        200,097           9,330
  Sigma Aldrich Corp.                                     188,188           9,315
  Federal Paper Board Co., Inc.                           178,079           9,238
  Whitman Corp.                                           395,683           9,200
  Cyprus Amax Minerals Co.                                350,789           9,164
  Deluxe Corp.                                            311,858           9,044
  Pacific Enterprises                                     319,637           9,030
  Wendy's International, Inc.                             412,013           8,755
  Brunswick Corp.                                         362,158           8,692
  Armstrong World Industries Inc.                         139,027           8,620
* Owens-Corning Fiberglas Corp.                           192,036           8,618
  The Stanley Works                                       167,066           8,604
  Bausch & Lomb, Inc.                                     215,848           8,553
  Ashland Inc.                                            240,623           8,452
* Columbia Gas Systems, Inc.                              190,918           8,377
  Manor Care Inc.                                         235,758           8,252
  Maytag Corp.                                            406,229           8,226
  Echlin, Inc.                                            225,165           8,219
  Reebok International Ltd.                               290,149           8,197
  Homestake Mining Co.                                    520,678           8,136
  Harris Corp.                                            148,064           8,088
  SuperValu Inc.                                          256,482           8,079
  Polaroid Corp.                                          170,521           8,078
  Allergan, Inc.                                          243,329           7,908
  Sun Co., Inc.                                           285,174           7,807
  American Greetings Corp. Class A                        281,514           7,777
  Cooper Tire & Rubber Co.                                315,768           7,776
  Liz Claiborne, Inc.                                     279,441           7,754
* Biomet, Inc.                                            435,152           7,724
* ALZA Corp.                                              311,370           7,706
  Nalco Chemical Co.                                      252,842           7,617
  James River Corp.                                       310,863           7,500
  Pennzoil Co.                                            174,874           7,388
  Ryder System, Inc.                                      297,765           7,370
  Ecolab, Inc.                                            243,902           7,317
  Caliber System Inc.                                     147,500           7,209
  USF&G Corp.                                             422,308           7,126
  Worthington Industries, Inc.                            342,564           7,108
  Darden Restaurants Inc.                                 598,391           7,106
---------------------------------------------------------------------------------
TOTAL--400 LARGEST STOCKS                                              16,904,628
---------------------------------------------------------------------------------

                                                                           Market
                                                                            Value
                                                           Shares          (000)+
---------------------------------------------------------------------------------
  Giant Food, Inc. Class A                                223,907   $       7,053
  Moore Corp. Ltd.                                        376,743           7,017
* Fruit of the Loom, Inc.                                 286,435           6,982
  Millipore Corp.                                         169,156           6,957
  C.R. Bard, Inc.                                         213,857           6,897
  Snap-On Inc.                                            152,252           6,889
  The BF Goodrich Co.                                      98,195           6,690
  Woolworth Corp.                                         502,139           6,528
  Advanced Micro Devices, Inc.                            393,538           6,493
  Comcast Corp. Class A                                   368,742           6,453
  Mercantile Stores Co., Inc.                             139,061           6,432
  Foster Wheeler Corp.                                    151,272           6,429
  Boise Cascade Corp.                                     181,695           6,291
  Tektronix, Inc.                                         126,336           6,206
  Paccar, Inc.                                            146,672           6,160
  Harnischfeger Industries Inc.                           183,376           6,097
  Autodesk, Inc.                                          177,375           6,031
  Santa Fe Pacific Gold Corp.                             495,778           6,011
  Pep Boys (Manny, Moe & Jack)                            233,974           5,996
  Perkin-Elmer Corp.                                      158,298           5,976
* Bethlehem Steel Corp.                                   423,187           5,925
  National Service Industries, Inc.                       181,344           5,871
  General Signal Corp.                                    178,045           5,764
* Varity Corp.                                            153,819           5,711
* Andrew Corp.                                            145,917           5,581
  Cummins Engine Co., Inc.                                150,712           5,576
  Thomas & Betts Corp.                                     75,442           5,564
  Freeport-McMoRan Copper
    & Gold Inc. Class A                                   194,483           5,446
  Louisiana Land & Exploration Co.                        125,685           5,389
  Teledyne Inc.                                           209,335           5,364
* King World Productions, Inc.                            137,937           5,362
* Oryx Energy Co.                                         394,185           5,272
  NICOR, Inc.                                             189,940           5,223
  Niagara Mohawk Power Corp.                              541,713           5,214
  Stone Container Corp.                                   359,838           5,173
  TJX Cos., Inc.                                          271,769           5,130
  Bemis Co., Inc.                                         199,504           5,112
  ASARCO, Inc.                                            159,537           5,105
  Echo Bay Mines Ltd.                                     477,045           4,949
  Pittston Services Group                                 156,910           4,923
  Briggs & Stratton Corp.                                 110,766           4,804
  EG & G, Inc.                                            196,360           4,762
  Shared Medical Systems Corp.                             87,004           4,698
* Tandem Computers, Inc.                                  438,617           4,660
  Inland Steel Industries, Inc.                           183,337           4,606
  United States Surgical Corp.                            214,529           4,585
  McDermott International, Inc.                           204,293           4,494
  The Timkin Co.                                          117,260           4,485
  Fleetwood Enterprises, Inc.                             173,146           4,458
  Potlatch Corp.                                          109,867           4,395
  Scientific-Atlanta, Inc.                                289,566           4,343
  Consolidated Freightways, Inc.                          163,654           4,337
  Meredith Corp.                                          103,548           4,336
  Crane Co.                                               113,845           4,198
  ENSERCH Corp.                                           258,199           4,196
  Peoples Energy Corp.                                    131,246           4,167
  NorAm Energy Corp.                                      468,113           4,154
  Russell Corp.                                           146,987           4,079
  Ogden Corp.                                             184,437           3,942
* Beverly Enterprises Inc.                                370,719           3,939
  USLIFE Corp.                                            129,957           3,882
* Amdahl Corp.                                            449,618           3,822
  Centex Corp.                                            106,832           3,712
  Longs Drug Stores, Inc.                                  75,595           3,619
* Unisys Corp.                                            643,384           3,619
  Alberto-Culver Co. Class B                              104,670           3,598
  Jostens Inc.                                            144,239           3,498
  Pulte Corp.                                             100,807           3,390
  Safety-Kleen Corp.                                      216,502           3,383
  Cincinnati Milacron, Inc.                               128,159           3,364
* Viacom International Class A                             71,693           3,289
  Great Atlantic & Pacific
    Tea Co., Inc.                                         142,943           3,288
* Santa Fe Energy Resources, Inc.                         337,791           3,251
  Alexander & Alexander
    Services, Inc.                                        166,211           3,158
  Adolph Coors Co. Class B                                142,194           3,146
  Ball Corp.                                              114,073           3,137
  Trinova Corp.                                           109,426           3,132
* Rowan Cos., Inc.                                        316,861           3,129
* USAir Group, Inc.                                       235,767           3,124
  Springs Industries Inc. Class A                          75,288           3,115
* Navistar International Corp.                            281,285           2,953
  Fleming Cos., Inc.                                      140,825           2,904
  Helmerich & Payne, Inc.                                  92,764           2,760
* Intergraph Corp.                                        172,547           2,718
  Eastern Enterprises                                      75,587           2,664
* Bally Entertainment Corp.                               176,802           2,475
  John H. Harland Co.                                     114,585           2,392
* Cray Research, Inc.                                      95,568           2,365
* Armco, Inc.                                             397,543           2,334
  ONEOK, Inc.                                             101,237           2,316
  Giddings & Lewis, Inc.                                  129,095           2,098
  Community Psychiatric Centers                           161,527           1,979
  Luby's Cafeterias, Inc.                                  87,625           1,950
* Data General Corp.                                      140,104           1,926
  NACCO Industries, Inc. Class A                           33,647           1,867
  Kaufman & Broad Home Corp.                              121,774           1,811
  Midlantic Corp.                                          26,000           1,706
* Shoney's Inc.                                           153,454           1,573
  Outboard Marine Corp.                                    74,042           1,509
  Stride Rite Corp.                                       183,292           1,375
* Ryan's Family Steak Houses, Inc.                        197,944           1,361

                                                                           Market
                                                                            Value
                                                           Shares          (000)+
---------------------------------------------------------------------------------
  Yellow Corp.                                            104,283      $    1,289
  Charming Shoppes, Inc.                                  378,513           1,064
  Brown Group, Inc.                                        66,437             947
  Zurn Industries, Inc.                                    33,878             724
  Handleman Co.                                           123,443             710
  Bay Networks                                              2,200              90
* Zenith Electronics Corp.                                    699               5
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.9%)(1)
  (Cost $12,852,628)                                                   17,347,029
---------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (.5%)
---------------------------------------------------------------------------------




                                                             Face
                                                           Amount
                                                            (000)
                                                           ------

  U.S. TREASURY BILL--Note D
    5.33%, 3/21/96                                       $  3,000           2,968
  REPURCHASE AGREEMENT
    Collateralized by U.S. Government
      Obligations in a Pooled Cash
      Account 5.89%, 1/2/96                                92,232          92,232
---------------------------------------------------------------------------------
TOTAL TEMPORARY CASH
  INVESTMENTS (Cost $95,199)                                               95,200
---------------------------------------------------------------------------------
  TOTAL INVESTMENTS (100.4%)
    (Cost $12,947,827)                                                 17,442,229
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.4%)
---------------------------------------------------------------------------------
  Other Assets--Notes B and E                                             182,009
  Liabilities--Note E                                                    (252,403)
                                                                       ----------
                                                                          (70,394)
----------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
Applicable to 301,573,850 outstanding
   shares of beneficial interest
   (unlimited authorization)                                          $17,371,835
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $57.60
=================================================================================

+ See Note A to Financial Statements.
* Non-Income Producing Security.
(1) The combined market value of common stocks and Standard & Poor's 500 Index futures contracts represents 100.2% of net assets.



--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                           Amount             Per
                                                             (000)          Share
                                                     ------------     -----------
  Paid in Capital--Note C                             $12,851,432          $42.61
  Undistributed Net
    Investment Income                                      15,127             .05
  Accumulated Net
    Realized Gains--Note C                                 11,106             .04
  Unrealized Appreciation
    (Depreciation)--Note D:                                    --              --
     Investment Securities                              4,494,402           14.90
     Futures Contracts                                       (232)             --
---------------------------------------------------------------------------------
NET ASSETS                                            $17,371,835          $57.60
---------------------------------------------------------------------------------

                           STATEMENT OF OPERATIONS

                                                                                               EXTENDED                 TOTAL STOCK
                                                             500 PORTFOLIO             MARKET PORTFOLIO            MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended                   Year Ended                  Year Ended
                                                         December 31, 1995            December 31, 1995           December 31, 1995
                                                                     (000)                        (000)                       (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Dividends        . . . . . . . . . . . . .                $   323,413                    $  18,633                   $  25,537
     Interest         . . . . . . . . . . . . .                     11,204                        2,790                       2,099
-----------------------------------------------------------------------------------------------------------------------------------
             Total Income   . . . . . . . . . .                    334,617                       21,423                      27,636
-----------------------------------------------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
        Investment Advisory Services  . . . . . $       24                     $     47                       $     47
        Management and Administrative   . . . .     21,488                        2,559                          2,389
        Marketing and Distribution  . . . . . .      2,624          24,136          224           2,830            260        2,696
                                                ----------                     --------                       ---------
     Taxes (other than income taxes)  . . . . .                        440                           46                          37
     Custodian Fees   . . . . . . . . . . . . .                        199                           88                          88
     Auditing Fees    . . . . . . . . . . . . .                         30                           10                          10
     Shareholders' Reports  . . . . . . . . . .                        777                           69                          47
     Annual Meeting and Proxy Costs   . . . . .                        205                           17                          16
     Trustees' Fees and Expenses  . . . . . . .                         46                            5                           4
-----------------------------------------------------------------------------------------------------------------------------------
             Total Expenses   . . . . . . . . .                     25,833                        3,065                       2,898
-----------------------------------------------------------------------------------------------------------------------------------
                Net Investment Income   . . . .                    308,784                       18,358                      24,738
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold   . . . . . . .                    191,808                       39,747                       6,827
     Futures Contracts  . . . . . . . . . . . .                     32,545                        7,513                       6,555
-----------------------------------------------------------------------------------------------------------------------------------
                Realized Net Gain   . . . . . .                    224,353                       47,260                      13,382
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
     Investment Securities  . . . . . . . . . .                  3,461,633                      280,526                     302,489
     Futures Contracts  . . . . . . . . . . . .                       (187)                        (933)                       (430)
-----------------------------------------------------------------------------------------------------------------------------------
                Change in Unrealized
                   Appreciation (Depreciation)                   3,461,446                      279,593                     302,059
-----------------------------------------------------------------------------------------------------------------------------------
                Net Increase in Net Assets
                   Resulting from Operations  .                 $3,994,583                     $345,211                    $340,179
===================================================================================================================================


The Statements of Net Assets for the Extended Market, Total Stock Market, Growth, Value, and Small Capitalization Stock Portfolios, an integral part of the financial statements for each Portfolio, and the Report of Independent Accountants, are included as an insert to this Report.

                                                                                                                            SMALL
                                                                     GROWTH                        VALUE           CAPITALIZATION
                                                                  PORTFOLIO                    PORTFOLIO          STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended                   Year Ended               Year Ended
                                                          December 31, 1995            December 31, 1995        December 31, 1995
                                                                      (000)                        (000)                    (000)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Dividends        . . . . . . . . . . . . .                    $  3,025                    $  12,021                $  12,223
     Interest         . . . . . . . . . . . . .                         104                          106                    1,865
---------------------------------------------------------------------------------------------------------------------------------
             Total Income   . . . . . . . . . .                       3,129                       12,127                   14,088
---------------------------------------------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
        Investment Advisory Services  . . . . .       $  24                        $  24                     $    47
        Management and Administrative   . . . .         221                          565                       1,589
        Marketing and Distribution  . . . . . .          32             277           86             675         159        1,795
                                                      -----                        -----                      ------
     Taxes (other than income taxes)  . . . . .                           4                           21                       28
     Custodian Fees   . . . . . . . . . . . . .                          14                           14                       19
     Auditing Fees    . . . . . . . . . . . . .                           8                            8                       10
     Shareholders' Reports  . . . . . . . . . .                          14                           29                       58
     Annual Meeting and Proxy Costs   . . . . .                           4                            7                       17
     Trustees' Fees and Expenses  . . . . . . .                           1                            1                        3
---------------------------------------------------------------------------------------------------------------------------------
             Total Expenses   . . . . . . . . .                         322                          755                    1,930
---------------------------------------------------------------------------------------------------------------------------------
                Net Investment Income   . . . .                       2,807                       11,372                   12,158
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold   . . . . . . .                       2,744                       11,250                   28,751
     Futures Contracts  . . . . . . . . . . . .                          36                           35                    4,174
---------------------------------------------------------------------------------------------------------------------------------
                Realized Net Gain   . . . . . .                       2,780                       11,285                   32,925
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
     Investment Securities  . . . . . . . . . .                      43,854                       91,742                  142,509
     Futures Contracts  . . . . . . . . . . . .                         (22)                          --                     (371)
---------------------------------------------------------------------------------------------------------------------------------
                Change in Unrealized
                   Appreciation (Depreciation)                       43,832                       91,742                  142,138
---------------------------------------------------------------------------------------------------------------------------------
                Net Increase in Net Assets
                   Resulting from Operations  .                     $49,419                     $114,399                 $187,221
=================================================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                         EXTENDED
                                                                        500 PORTFOLIO                            MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED            Year Ended             YEAR ENDED           Year Ended
                                                   DECEMBER 31,          December 31,           DECEMBER 31,         December 31,
                                                           1995                  1994                   1995                 1994
                                                          (000)                 (000)                  (000)                (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . . . . . .    $    308,784           $   238,474            $    18,358          $    14,445
  Realized Net Gain (Loss)  . . . . . . . . . .         224,353                75,156                 47,260                7,145
  Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .       3,461,446              (203,909)               279,593              (40,984)
---------------------------------------------------------------------------------------------------------------------------------
             Net Increase (Decrease) in
                Net Assets Resulting from
                Operations  . . . . . . . . . .       3,994,583               109,721                345,211              (19,394)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
  Net Investment Income   . . . . . . . . . . .        (329,358)             (241,914)               (18,335)             (14,306)
  Realized Net Gain   . . . . . . . . . . . . .         (38,412)              (41,182)               (24,450)             (14,532)
---------------------------------------------------------------------------------------------------------------------------------
             Total Distributions  . . . . . . .        (367,770)             (283,096)               (42,785)             (28,838)
---------------------------------------------------------------------------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A  . . . . . . .          24,573                 6,612                     --                   --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued        --Regular   . . . . . . . . . .       5,153,184             2,253,167                258,976              162,133
                --In Lieu of Cash Distributions         333,373               253,074                 38,420               25,477
                --Exchange  . . . . . . . . . .       1,023,145               497,745                 74,712               51,221
  Redeemed      --Regular   . . . . . . . . . .      (1,682,108)           (1,303,119)               (72,650)            (108,180)
                --Exchange  . . . . . . . . . .        (463,446)             (450,500)               (45,966)             (43,095)
---------------------------------------------------------------------------------------------------------------------------------
             Net Increase from
                Capital Share Transactions  . .       4,364,148             1,250,367                253,492               87,556
---------------------------------------------------------------------------------------------------------------------------------
             Total Increase   . . . . . . . . .       8,015,534             1,083,604                555,918               39,324
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period   . . . . . . . . . . . .       9,356,301             8,272,697                967,295              927,971
---------------------------------------------------------------------------------------------------------------------------------
  End of Period (3)   . . . . . . . . . . . . .    $ 17,371,835           $ 9,356,301            $ 1,523,213          $   967,295
=================================================================================================================================
  (1)   Distributions Per Share
        Net Investment Income   . . . . . . . .           $1.22                 $1.17                   $.30                 $.28
        Realized Net Gain   . . . . . . . . . .            $.13                  $.20                   $.40                 $.29
---------------------------------------------------------------------------------------------------------------------------------
  (2)   Shares Issued and Redeemed
        Issued        . . . . . . . . . . . . .         119,957                63,748                 14,948               11,027
        Issued in Lieu of Cash Distributions  .           6,165                 5,861                  1,617                1,361
        Redeemed      . . . . . . . . . . . . .         (42,269)              (40,646)                (5,530)              (7,918)
---------------------------------------------------------------------------------------------------------------------------------
                                                         83,853                28,963                 11,035                4,470
---------------------------------------------------------------------------------------------------------------------------------
  (3)   Undistributed (Overdistributed)
             Net Investment Income  . . . . . .    $     15,127           $    11,128            $        15          $        (8)
---------------------------------------------------------------------------------------------------------------------------------

                                                          TOTAL STOCK MARKET PORTFOLIO                       GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED          Year Ended        YEAR ENDED           Year Ended
                                                      DECEMBER 31,        December 31,      DECEMBER 31,         December 31,
                                                              1995                1994              1995                 1994
                                                             (000)               (000)             (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . . . . . .         $   24,738           $  15,394          $  2,807             $  1,309
  Realized Net Gain (Loss)  . . . . . . . . . .             13,382               2,020             2,780                 (605)
  Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .            302,059             (17,224)           43,832                1,364
-----------------------------------------------------------------------------------------------------------------------------
             Net Increase (Decrease) in Net Assets
                Resulting from Operations   . .            340,179                 190            49,419                2,068
-----------------------------------------------------------------------------------------------------------------------------
Distributions (1)
  Net Investment Income   . . . . . . . . . . .            (25,383)            (16,257)           (2,809)              (1,375)
  Realized Net Gain   . . . . . . . . . . . . .             (9,220)             (2,045)               --                   --
-----------------------------------------------------------------------------------------------------------------------------
                Total Distributions   . . . . .            (34,603)            (18,302)           (2,809)              (1,375)
-----------------------------------------------------------------------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A  . . . . . . .              1,408                 765               153                   72
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued        --Regular   . . . . . . . . . .            494,694             297,642           109,160               28,295
                --In Lieu of Cash Distributions             30,454              15,575             2,521                1,230
                --Exchange  . . . . . . . . . .             77,695              54,505            62,976               23,523
  Redeemed      --Regular   . . . . . . . . . .            (78,011)            (41,032)          (14,341)              (6,206)
                --Exchange  . . . . . . . . . .            (46,611)            (35,941)          (22,247)             (12,061)
-----------------------------------------------------------------------------------------------------------------------------
             Net Increase from
                Capital Share Transactions  . .            478,221             290,749           138,069               34,781
-----------------------------------------------------------------------------------------------------------------------------
             Total Increase   . . . . . . . . .            785,205             273,402           184,832               35,546
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period   . . . . . . . . . . . .            785,684             512,282            86,170               50,624
-----------------------------------------------------------------------------------------------------------------------------
  End of Period (3)   . . . . . . . . . . . . .         $1,570,889            $785,684          $271,002              $86,170
=============================================================================================================================
  (1)   Distributions Per Share
        Net Investment Income   . . . . . . . .               $.28                $.27              $.20                 $.21
        Realized Net Gain   . . . . . . . . . .               $.09                $.03                --                   --
-----------------------------------------------------------------------------------------------------------------------------
  (2)   Shares Issued and Redeemed
        Issued        . . . . . . . . . . . . .             42,692              30,586            13,833                5,100
        Issued in Lieu of Cash Distributions  .              2,142               1,360               197                  121
        Redeemed      . . . . . . . . . . . . .             (9,484)             (6,692)           (3,005)              (1,805)
-----------------------------------------------------------------------------------------------------------------------------
                                                            35,350              25,254            11,025                3,416
-----------------------------------------------------------------------------------------------------------------------------
  (3)   Undistributed (Overdistributed)
          Net Investment Income     . . . . . .      $         623          $     (140)       $      142           $       (9)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                          SMALL CAPITALIZATION
                                                                      VALUE PORTFOLIO                          STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED          Year Ended          YEAR ENDED       February 1* to
                                                     DECEMBER 31,        December 31,        DECEMBER 31,         December 31,
                                                             1995                1994                1995                 1994
                                                            (000)               (000)               (000)                (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income   . . . . . . . . . . .          $ 11,372            $  9,443            $ 12,158             $  7,747
  Realized Net Gain (Loss)  . . . . . . . . . .            11,285                (656)             32,925               11,761
  Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .            91,742             (12,580)            142,138              (43,795)
------------------------------------------------------------------------------------------------------------------------------
             Net Increase (Decrease) in Net Assets
                Resulting from Operations   . .           114,399              (3,793)            187,221              (24,287)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
  Net Investment Income   . . . . . . . . . . .           (11,989)             (9,813)            (11,543)              (8,533)
  Realized Net Gain   . . . . . . . . . . . . .                --              (3,804)            (22,583)             (14,353)
------------------------------------------------------------------------------------------------------------------------------
             Total Distributions  . . . . . . .           (11,989)            (13,617)            (34,126)             (22,886)
------------------------------------------------------------------------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A  . . . . . . .               772                 439                  --                   --
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
  Issued        --Regular   . . . . . . . . . .           132,139              98,962             206,544              126,799
                --In Lieu of Cash Distributions            10,456              12,449              30,822               20,700
                --Exchange  . . . . . . . . . .            52,818             121,956              89,797               57,267
  Redeemed      --Regular   . . . . . . . . . .           (31,073)            (30,216)            (57,721)             (42,135)
                --Exchange  . . . . . . . . . .           (68,124)            (79,362)            (56,680)             (43,471)
------------------------------------------------------------------------------------------------------------------------------
             Net Increase from
                Capital Share Transactions  . .            96,216             123,789             212,762              119,160
------------------------------------------------------------------------------------------------------------------------------
             Total Increase   . . . . . . . . .           199,398             106,818             365,857               71,987
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period   . . . . . . . . . . . .           296,929             190,111             605,376              533,389
------------------------------------------------------------------------------------------------------------------------------
  End of Period (3)   . . . . . . . . . . . . .          $496,327            $296,929            $971,233             $605,376
==============================================================================================================================
  (1)   Distributions Per Share
        Net Investment Income   . . . . . . . .              $.40                $.38                $.23                 $.22
        Realized Net Gain   . . . . . . . . . .                --                $.16                $.45                 $.37
------------------------------------------------------------------------------------------------------------------------------
  (2)   Shares Issued and Redeemed
        Issued        . . . . . . . . . . . . .            13,982              19,012              16,951               11,690
        Issued in Lieu of Cash Distributions  .               761               1,092               1,676                1,405
        Redeemed      . . . . . . . . . . . . .            (7,889)             (9,604)             (6,821)              (5,550)
------------------------------------------------------------------------------------------------------------------------------
                                                            6,854              10,500              11,806                7,545
------------------------------------------------------------------------------------------------------------------------------
  (3)   Undistributed (Overdistributed)       .
        Net Investment Income   . . . . . . . .          $    195            $     40            $     49             $   (566)
------------------------------------------------------------------------------------------------------------------------------

* See Note F to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                                                                            500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                                      -------------------------------------------------------
For a Share Outstanding Throughout Each Year            1995        1994        1993         1992        1991
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    . . . . . .     $42.97      $43.83      $40.97       $39.32      $31.24
                                                      ------      ------      ------       ------      ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .       1.22        1.18        1.13         1.12        1.15
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .      14.76        (.67)       2.89         1.75        8.20
                                                      ------      ------      ------       ------      ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .      15.98         .51        4.02         2.87        9.35
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .      (1.22)      (1.17)      (1.13)       (1.12)      (1.15)
   Distributions from Realized Capital Gains  . .       (.13)       (.20)       (.03)        (.10)       (.12)
                                                      ------      ------      ------       ------      ------
         TOTAL DISTRIBUTIONS    . . . . . . . . .      (1.35)      (1.37)      (1.16)       (1.22)      (1.27)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    . . . . . . . . .     $57.60      $42.97      $43.83       $40.97      $39.32
=============================================================================================================
TOTAL RETURN*   . . . . . . . . . . . . . . . . .    +37.45%      +1.18%      +9.89%       +7.42%     +30.22%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .    $17,372      $9,356      $8,273       $6,547      $4,345
Ratio of Expenses to Average Net Assets . . . . .       .20%        .19%        .19%         .19%        .20%
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      2.38%       2.72%       2.65%        2.81%       3.07%
Portfolio Turnover Rate . . . . . . . . . . . . .        4%+         6%+         6%+          4%+         5%+
-------------------------------------------------------------------------------------------------------------

* Total return figures do not reflect the annual account maintenance fee of $10.

+ Portfolio turnover rates excluding in-kind redemptions were 2%, 4%, 2%, 1%, and 1%, respectively.

                                                                      EXTENDED MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                                      -------------------------------------------------------
For a Share Outstanding Throughout Each Year            1995        1994        1993         1992        1991
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . .     $18.52      $19.43      $17.35       $15.82      $11.48
                                                      ------      ------      ------       ------      ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .30         .28         .23          .24         .25
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .       5.95        (.62)       2.28         1.72        4.54
                                                      ------      ------      ------       ------      ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .       6.25        (.34)       2.51         1.96        4.79
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .       (.30)       (.28)       (.23)        (.25)       (.25)
   Distributions from Realized Capital Gains  . .       (.40)       (.29)       (.20)        (.18)       (.20)
                                                      ------      ------      ------       ------      ------
         TOTAL DISTRIBUTIONS    . . . . . . . . .       (.70)       (.57)       (.43)        (.43)       (.45)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    . . . . . . . . .     $24.07      $18.52      $19.43       $17.35      $15.82
=============================================================================================================
TOTAL RETURN*   . . . . . . . . . . . . . . . . .    +33.80%      -1.76%     +14.49%      +12.47%     +41.85%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year (Millions)  . . . . . . .     $1,523        $967        $928         $585        $372
Ratio of Expenses to Average Net Assets . . . . .       .25%        .20%        .20%         .20%        .19%
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      1.51%       1.51%       1.48%        1.73%       2.14%
Portfolio Turnover Rate . . . . . . . . . . . . .        15%         19%         13%           9%         11%
-------------------------------------------------------------------------------------------------------------

* Total return figures do not reflect transaction fees (0.5% in 1995, 1.0% in 1991 through 1994) on purchases or the annual account maintenance fee of $10.

                                                                     TOTAL STOCK MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                          Year Ended December 31,
                                                      ------------------------------              March 16 to
For a Share Outstanding Throughout Each Period          1995        1994        1993        December 31, 1992
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .     $11.37      $11.69      $10.84                   $10.00
                                                      ------      ------      ------                   ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .29         .27         .26                      .23
   Net Realized and Unrealized Gain
      (Loss) on Investments   . . . . . . . . . .       3.75        (.29)        .88                      .84
                                                      ------      ------      ------                   ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .       4.04        (.02)       1.14                     1.07
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .       (.28)       (.27)       (.26)                    (.23)
   Distributions from Realized Capital Gains  . .       (.09)       (.03)       (.03)                      --
                                                      ------      ------      ------                   ------
         TOTAL DISTRIBUTIONS    . . . . . . . . .       (.37)       (.30)       (.29)                    (.23)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .     $15.04      $11.37      $11.69                   $10.84
=============================================================================================================
TOTAL RETURN**  . . . . . . . . . . . . . . . . .    +35.79%      -0.17%     +10.62%                  +10.41%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .     $1,571        $786        $512                     $275
Ratio of Expenses to Average Net Assets . . . . .       .25%        .20%        .20%                    .21%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      2.14%       2.35%       2.31%                   2.42%*
Portfolio Turnover Rate . . . . . . . . . . . . .         3%          2%          1%                      3%
-------------------------------------------------------------------------------------------------------------

 * Annualized.

** Total return figures do not reflect the .25% transaction fee on purchases or the annual account maintenance fee of $10. Subscription period for the Portfolio was from March 16, 1992, to April 26, 1992, during which time all assets were held in money market instruments. Performance measurement begins on April 27, 1992.

                                                                           GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                           Year Ended December 31,
                                                      ------------------------------            November 2 to
For a Share Outstanding Throughout Each Period          1995        1994        1993        December 31, 1992
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .     $10.28      $10.20      $10.26                   $10.00
                                                      ------      ------      ------                   ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .21         .21         .21                      .06
   Net Realized and Unrealized Gain
      (Loss) on Investments   . . . . . . . . . .       3.68         .08       (0.06)                     .26
                                                      ------      ------      ------                   ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .       3.89         .29         .15                      .32
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .       (.20)       (.21)       (.21)                    (.06)
   Distributions from Realized Capital Gains  . .         --          --          --                       --
                                                      ------      ------      ------                   ------
         TOTAL DISTRIBUTIONS    . . . . . . . . .       (.20)       (.21)       (.21)                    (.06)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .     $13.97      $10.28      $10.20                   $10.26
=============================================================================================================
TOTAL RETURN**  . . . . . . . . . . . . . . . . .    +38.06%      +2.89%      +1.53%                   +3.19%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .       $271         $86         $51                      $21
Ratio of Expenses to Average Net Assets . . . . .       .20%        .20%        .20%                      0%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      1.71%       2.08%       2.10%                   2.85%*
Portfolio Turnover Rate . . . . . . . . . . . . .        24%         28%         36%                      2%
-------------------------------------------------------------------------------------------------------------

 * Annualized.

** Total return figures do not reflect the annual account maintenance fee of $10.

                                                                           VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                          Year Ended December 31,
                                                      ------------------------------            November 2 to
For a Share Outstanding Throughout Each Period          1995        1994        1993        December 31, 1992
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .     $11.12      $11.74      $10.30                   $10.00
                                                      ------      ------      ------                   ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .41         .38         .38                      .07
   Net Realized and Unrealized Gain
      (Loss) on Investments   . . . . . . . . . .       3.66        (.46)       1.50                      .30
                                                      ------      ------      ------                   ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .       4.07        (.08)       1.88                      .37
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .       (.40)       (.38)       (.38)                    (.07)
   Distributions from Realized Capital Gains  . .         --        (.16)       (.06)                      --
                                                      ------      ------      ------                   ------
         TOTAL DISTRIBUTIONS    . . . . . . . . .       (.40)       (.54)       (.44)                    (.07)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .     $14.79      $11.12      $11.74                   $10.30
=============================================================================================================
TOTAL RETURN**  . . . . . . . . . . . . . . . . .    +36.94%      -0.73%     +18.35%                   +3.70%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .       $496        $297        $190                      $24
Ratio of Expenses to Average Net Assets . . . . .       .20%        .20%        .20%                      0%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      3.06%       3.37%       3.26%                   3.46%*
Portfolio Turnover Rate . . . . . . . . . . . . .        27%         32%         30%                      4%
-------------------------------------------------------------------------------------------------------------

 * Annualized.

** Total return figures do not reflect the annual account maintenance fee of $10.

                                                                     SMALL CAPITALIZATION STOCK PORTFOLIO(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  YEAR ENDED     Feb. 1 to   Oct. 1, 1993              Year Ended September 30,
                                                DECEMBER 31,      Dec. 31,    to Jan. 31,         ---------------------------------
For a Share Outstanding Throughout Each Period          1995          1994           1994          1993          1992          1991
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    . . . . .     $14.99        $16.24         $16.23        $12.63        $12.03         $8.55
                                                      ------        ------         ------        ------        ------         -----
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .24           .20            .05           .20           .19           .20
   Net Realized and Unrealized
      Gain (Loss) on Investments  . . . . . . . .       4.06          (.86)           .96          3.73           .88          3.60
                                                      ------        ------         ------        ------        ------         -----
         TOTAL FROM INVESTMENT OPERATIONS   . . .       4.30          (.66)          1.01          3.93          1.07          3.80
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .       (.23)         (.22)          (.18)         (.18)         (.18)         (.18)
   Distributions from Realized Capital Gains  . .       (.45)         (.37)          (.82)         (.15)         (.29)         (.14)
                                                      ------        ------         ------        ------        ------         -----
         TOTAL DISTRIBUTIONS    . . . . . . . . .       (.68)         (.59)         (1.00)         (.33)         (.47)         (.32)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    . . . . . . . .     $18.61        $14.99         $16.24        $16.23        $12.63        $12.03
===================================================================================================================================
TOTAL RETURN**  . . . . . . . . . . . . . . . . .    +28.74%        -4.00%         +6.65%       +31.60%        +9.34%       +45.91%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .       $971          $605           $533          $432          $202          $111
Ratio of Expenses to Average Net Assets . . . . .       .25%         .17%*          .18%*          .18%          .18%          .21%
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .      1.58%        1.50%*         1.16%*         1.47%         1.65%         2.11%
Portfolio Turnover Rate . . . . . . . . . . . . .        28%          25%             5%            26%           26%           33%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Results prior to January 31, 1994, are for the former Vanguard Small Capitalization Stock Fund. See Note F to Financial Statements.

  * Annualized.

 ** Total return figures do not reflect the 1% transaction fee on purchases or the annual account maintenance fee of $10.

                         NOTES TO FINANCIAL STATEMENTS

Vanguard Index Trust is registered under the Investment Company Act of 1940 as a diversified open-end investment company, and consists of the 500, Extended Market, Total Stock Market, Growth, Value, and Small Capitalization Stock Portfolios.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of financial statements.

1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of the New York Stock Exchange (generally 4:00 PM) on the valuation date; securities not traded are valued at the mean of the latest quoted bid and asked prices. Unlisted securities held by the 500, Growth, and Value Portfolios are valued at the latest quoted bid prices; such securities held by the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios are valued at the mean of the latest quoted bid and asked prices. Temporary cash investments acquired over sixty days to maturity are valued utilizing the latest quoted bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost which approximates market value.

2. FEDERAL INCOME TAXES: Each Portfolio of the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. EQUALIZATION: The 500, Total Stock Market, Growth, and Value Portfolios follow the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by Portfolio share sales or redemptions.

4. REPURCHASE AGREEMENTS: The Trust, along with other members of The Vanguard Group of Investment Companies, transfers uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of each repurchase agreement. Provisions of each agreement require that the market value of this collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5. FUTURES: The Trust utilizes index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A Portfolio may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, a Portfolio may pay redeeming shareholders from its cash balance and reduce its futures position accordingly. Returns may be enhanced by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities.

   Futures contracts based upon the following indexes are used: Standard & Poor's 500 Index (500 and Total Stock Market Portfolios), New York Stock Exchange Composite Index (Extended Market and Small Capitalization Stock Portfolios), Standard & Poor's Midcap 400 Index (Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios), Standard & Poor's

   Growth Index (Growth Portfolio), Standard & Poor's Value Index (Value Portfolio), and Russell 2000 Index (Small Capitalization Stock Portfolio).

   The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the underlying indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the values of futures contracts are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes depending on the timing of realization of gains.

B. The Vanguard Group, Inc. furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Trust under methods approved by the Board of Trustees. At December 31, 1995, the Trust had contributed capital of $2,487,000 to Vanguard (included in Other Assets), representing 12.4% of Vanguard's capitalization. The Trust's officers and trustees are also officers and directors of Vanguard.

C. During the year ended December 31, 1995, purchases and sales of investment securities other than U.S. Government securities and temporary cash investments were:

--------------------------------------------------------------------------------
                                                              (000)
                                              ----------------------------------
Portfolio                                      Purchases                   Sales
--------------------------------------------------------------------------------
500                                           $4,912,989                $560,243
EXTENDED MARKET                                  387,731                 174,763
TOTAL STOCK MARKET                               488,195                  36,905
GROWTH                                           176,105                  38,915
VALUE                                            194,220                 101,000
SMALLCAP                                         407,618                 207,584
--------------------------------------------------------------------------------

During the year ended December 31, 1995, the 500 Portfolio realized $155,832,000 of net capital gains resulting from in-kind redemptions. Such gains are not taxable income to the Portfolio and therefore will not be distributed to shareholders; accordingly, such gains have been reclassified from accumulated net realized gains to paid in capital.

The Growth Portfolio utilized a capital loss carry-forward of $622,000 to offset taxable capital gains realized during the year ended December 31, 1995.

D. At December 31, 1995, net unrealized appreciation of investment securities for financial reporting and Federal income tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                  ----------------------------------------------
                                   Appreciated     Depreciated    Net Unrealized
Portfolio                           Securities      Securities     Appreciation
--------------------------------------------------------------------------------
500                                 $4,704,979      $(210,577)        $4,494,402
EXTENDED MARKET                        460,527        (58,185)           402,342
TOTAL STOCK MARKET                     374,387        (41,083)           333,304
GROWTH                                  47,875         (1,757)            46,118
VALUE                                   93,707         (6,558)            87,149
SMALLCAP                               234,466        (50,659)           183,807
--------------------------------------------------------------------------------

At December 31, 1995, the aggregate settlement value of open futures contracts expiring in March 1996, the related unrealized depreciation, and the market value of securities deposited as initial margin for those contracts were:


--------------------------------------------------------------------------------
                                                        (000)
                                    --------------------------------------------
                                                                    Market Value
                                     Aggregate                    of Securities
                                    Settlement     Unrealized       Deposited as
Portfolio                              Value      Depreciation    Initial Margin
--------------------------------------------------------------------------------
500                                    $51,022          $(232)         $2,968
EXTENDED MARKET                         43,692           (463)            495
TOTAL STOCK MARKET                      40,152           (314)          1,682
GROWTH                                   1,671            (22)            198
VALUE                                    1,631              0             198
SMALLCAP                                 9,133            (86)            495
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 1995, and cash collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                            (000)
                                           -------------------------------------
                                            Market Value                 Cash
                                             of Loaned                Collateral
Portfolio                                    Securities                Received
--------------------------------------------------------------------------------
500                                           $29,747                 $30,091
EXTENDED MARKET                                41,155                  43,577
TOTAL STOCK MARKET                             11,541                  12,233
VALUE                                             839                     858
SMALLCAP                                       31,369                  32,827
--------------------------------------------------------------------------------

F. On January 28, 1994, shareholders of Vanguard Small Capitalization Stock Fund approved the tax-free reorganization of the Fund as the Small Capitalization Stock Portfolio of Vanguard Index Trust. Such reorganization was effective January 31, 1994.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees
Vanguard Index Trust-500 Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the 500 Portfolio of Vanguard Index Trust (the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

We have also audited the financial statements of the other Portfolios included in the Fund at December 31, 1995, and we have issued an unqualified opinion thereon. An insert to this Annual Report containing our report on the financial statements of the other Portfolios is available from the Fund.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 31, 1996

                            SPECIAL TAX INFORMATION

                    SPECIAL 1995 TAX INFORMATION (UNAUDITED)
                            FOR VANGUARD INDEX TRUST

Corporate shareholders should note that for the fiscal year ended December 31, 1995, the percentage of investment income (i.e., dividend income plus short-term capital gains, where applicable) which qualifies for the intercorporate dividends received deduction is as follows:

                    500 Portfolio   . . . . . . . . . . . . . . . .    97.0%
                    Extended Market Portfolio   . . . . . . . . . .    76.4%
                    Total Stock Market Portfolio  . . . . . . . . .    86.6%
                    Growth Portfolio  . . . . . . . . . . . . . . .    83.6%
                    Value Portfolio   . . . . . . . . . . . . . . .    73.3%
                    Small Capitalization Portfolio  . . . . . . . .    67.2%

                             TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman and Chief Executive Officer
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

JOHN J. BRENNAN, President
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

ROBERT E. CAWTHORN, Chairman of Rhone-Poulenc
Rorer Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director of The Great
Atlantic and Pacific Tea Co., Alco Standard Corp.,
Raytheon Co., Knight-Ridder, Inc., and Massachusetts
Mutual Life Insurance Co.

BRUCE K. MacLAURY, President of The Brookings
Institution; Director of American Express Bank Ltd. and
The St. Paul Companies, Inc.

BURTON G. MALKIEL, Chemical Bank Chairman's
Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp.,
Baker Fentress & Co., The Jeffrey Co., and Southern
New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and
Chief Executive Officer of NACCO Industries, Inc.;
Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and
Senior Partner of McKinsey & Co. and President of New
York University; Director of Pacific Gas and Electric Co.
and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco
Brands, Inc.; retired Vice Chairman and Director of RJR
Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive
Officer of Rohm & Haas Co.; Director of Cummins
Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice
President and Secretary of The Vanguard Group, Inc.;
Secretary of each of the investment companies in The
Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The
Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The
Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD GROUP OFFICERS

ROBERT A. DiSTEFANO                                   IAN A. MacKINNON
Senior Vice President                                 Senior Vice President
Information Technology                                Fixed Income Group

JEREMY G. DUFFIELD                                    F. WILLIAM McNABB III
Senior Vice President                                 Senior Vice President
Planning & Development                                Institutional

JAMES H. GATELY                                       RALPH K. PACKARD
Senior Vice President                                 Senior Vice President
Individual Investor Group                             Chief Financial Officer

                          THE VANGUARD FAMILY OF FUNDS


                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard/Windsor Fund
Vanguard/Windsor II
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
   U.S. Portfolio
Vanguard Convertible Securities Fund

BALANCED FUNDS
Vanguard/Wellington Fund
Vanguard/Wellesley Income Fund
Vanguard STAR Portfolio
Vanguard Asset Allocation Fund
Vanguard LIFEStrategy Funds

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios
Vanguard Horizon Fund
   Global Equity Portfolio
   Global Asset Allocation Portfolio
   Capital Opportunity Portfolio
   Aggressive Growth Portfolio

INTERNATIONAL FUNDS
Vanguard International
   Growth Portfolio
Vanguard/Trustees' Equity Fund
   International Portfolio

                                  INDEX FUNDS

Vanguard Index Trust
   500 Portfolio
   Total Stock Market Portfolio
   Extended Market Portfolio
   Growth Portfolio
   Value Portfolio
   Small Capitalization Stock Portfolio

Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund
Vanguard Bond Index Fund
   Total Bond Market Portfolio
   Short-Term Bond Portfolio
   Intermediate-Term Bond Portfolio
   Long-Term Bond Portfolio

Vanguard International Equity
   Index Fund
   European Portfolio
   Pacific Portfolio
   Emerging Markets Portfolio


                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Money Market Reserves
Vanguard Admiral Fund
   U.S. Treasury Money Market Portfolio

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
   Money Market Portfolio
Vanguard State Tax-Free Funds
   Money Market Portfolios
   (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
   Insured Longer-Term Portfolios
   (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Fixed Income
   Securities Fund
Vanguard Admiral Fund
Vanguard Preferred Stock Fund


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the Vanguard Family are offered by prospectus only.


                           [THE VANGUARD GROUP LOGO]

                           Vanguard Financial Center
                        Valley Forge, Pennsylvania 19482

                            New Account Information:
                                1 (800) 662-7447

                         Shareholder Account Services:
                                1 (800) 662-2739

                                   Q400-12/95


ON OUR COVER: On the evening of August 1, 1798, Lord Horatio Nelson sailed his flagship, HMS Vanguard, into Egypt's Aboukir Bay. In a night encounter, the British fleet annihilated Napoleon Bonaparte's ships of the line in what is still considered to be the most complete victory ever recorded in naval history. Our Report's cover illustration is Thomas Luny's 1830 painting, The Battle Of The Nile, in which the French flagship, L'Orient, is shown as it exploded at 10:00 p.m. under a gibbous moon.

                            STATEMENT OF NET ASSETS

                                                            FINANCIAL STATEMENTS
VANGUARD INDEX TRUST                                            December 31,1995

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO                                          Shares          (000)+
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
  AAR Corp.                                               28,800        $    634
* ABT Building Products Corp.                             25,000             359
* ACX Technologies Inc.                                   37,000             560
* ADC Telecommunications, Inc.                            45,600           1,659
  ADVO, Inc.                                              28,675             746
* AES Corp.                                               51,736           1,238
  AFLAC, Inc.                                             73,788           3,201
  AGCO Corp.                                              15,850             808
  AK Steel Holding Corp.                                  17,400             596
  AMBAC, Inc.                                             26,478           1,241
* APAC Teleservices, Inc.                                  5,900             197
* APS Holding Corp.                                       22,700             505
  ARCO Chemical Co.                                       73,900           3,593
* AST Research, Inc.                                      62,097             536
  AT&T Capital Corp.                                      35,500           1,358
* Able Telcom Holding Corp.                               52,400             377
* Acceptance Insurance Cos. Inc.                          32,200             479
* Access Health Marketing, Inc.                           17,300             770
* Acclaim Entertainment Inc.                              41,200             512
  Aceto Corp.                                             27,309             427
* Acme Electric Corp.                                     35,100             320
* Acme Metals, Inc.                                       26,600             372
* Action Performance Cos., Inc.                           49,050             668
* Acuson Corp.                                            46,238             572
* Acxiom Corp.                                            14,000             385
* Adaptec, Inc.                                           43,300           1,775
* Addington Resources, Inc.                               29,900             432
  Adobe Systems, Inc.                                     65,733           4,084
* Adtran, Inc.                                            26,800           1,464
* Advanced Logic Research                                 45,700             274
* Advanced Mammography
    Systems, Inc.                                        101,475             187
* Advanced Marketing Services                              4,600              47
* Advanced NMR Systems, Inc.                             127,900             156
* Advanced Polymer Systems                                63,300             348
* Advanced Surgical, Inc.                                 31,800              22
* Advanced Technology
    Laboratories, Inc.                                    42,037           1,035
* Advantage Life Products, Inc.                           31,400              65
  Advanta Corp. Class A                                   29,400           1,114
* Agri-Nutrition Group Ltd.                               27,100              56
* Air and Water Technologies Corp.
    Class A                                               84,298             516
  Airborne Freight Corp.                                  26,910             716
* Airgas, Inc.                                            21,400             712
* Airways Corp.                                           43,700             418
* Alaska Air Group, Inc.                                  27,600             449
  Albany International Corp.                              35,800             649
  Albemarle Corp.                                         45,602             884
  Alex Brown, Inc.                                        21,020             883
  Alexander & Baldwin, Inc.                               30,200             702
* Alexander's, Inc.                                        8,700             605
  Alfa Corp.                                              50,900             872
* Alleghany Corp.                                          4,502             891
  Allegheny Ludlum Corp.                                  46,629             863
  Allegheny Power System, Inc.                            87,800           2,513
  The Allen Group, Inc.                                   24,840             556
* Alliance Gaming                                         77,200             244
* Alliance Pharmaceutical Corp.                           45,000             610
* Alliance Semiconductor Corp.                            30,750             354
* Alliant Techsystems, Inc.                               11,000             557
  Allied Capital Commercial Corp.                         27,900             551
* Allied Devices Corp.                                    11,200              41
  Allied Products Corp.                                   37,100             890
* Allied Waste Industries, Inc.                           56,200             393
* Allmerica Financial Corp.                               37,174           1,004
  Allmerica Property & Casualty Cos.                      43,200           1,166
* Allou Health & Beauty, Inc.                             48,100             289
* Allwaste, Inc.                                          95,246             452
* Aloette Cosmetics, Inc.                                 47,700             113
  Alpharma Inc. Class A                                   27,800             726
* Altera Corp.                                            32,200           1,600
* Alumax, Inc.                                            32,200             986
* Amax Gold, Inc.                                         99,287             720
  Amcast Industrial Corp.                                 21,000             383
* Amerco Inc.                                             22,300             457
* America Online, Inc.                                    55,400           2,067
* America West Airlines, Inc.                             32,300             549
  American Annuity Group Inc.                             53,378             634
  American Bankers Insurance Group                        12,900             506
* American Banknote Corp.                                107,200             134
  American Financial Group, Inc.                          39,400           1,207
* American Freightways                                    41,200             430
  American Insured Mortgage
    Investors-Series 86                                   28,300             368
* American Management
    Systems, Inc.                                         25,417             764
* American Medical Response, Inc.                         24,000             780
* American Mobile Satellite Corp., Inc.                   31,100             956

      The listings for each of the Portfolios begin on the following pages:

      EXTENDED MARKET PORTFOLIO   . . . . . . . . . . . . . . . . . . .     1
      TOTAL STOCK MARKET PORTFOLIO    . . . . . . . . . . . . . . . . .    20
      GROWTH PORTFOLIO    . . . . . . . . . . . . . . . . . . . . . . .    39
      VALUE PORTFOLIO   . . . . . . . . . . . . . . . . . . . . . . . .    41
      SMALL CAPITALIZATION STOCK PORTFOLIO    . . . . . . . . . . . . .    45

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  American National Insurance Co.                         18,550        $  1,229
* American Oncology Resources, Inc.                       13,000             632
* American Power Conversion Corp.                         63,500             599
  American President Cos., Ltd.                           22,754             523
  American Re Corp.                                       32,700           1,337
* American Safety Razor Co.                               41,800             337
* American Science &
    Engineering, Inc.                                      4,500              35
* American Software, Inc. Class A                         62,750             404
* American Standard Cos., Inc.                            54,800           1,534
  American Studios, Inc.                                  32,600              39
* American Travellers Corp.                               37,700           1,058
  American Water Works Co., Inc.                          24,215             941
* Americredit Corp.                                       60,900             830
  Amerigas Partners, L.P.                                  4,400             107
* Amerisource Health Corp.                                16,300             538
  Ameron, Inc.                                            10,700             403
  Ametek, Inc.                                            39,600             743
  Amfed Financial, Inc.                                   13,257             448
  Ampco-Pittsburgh Corp.                                  49,200             529
* Amphenol Corp.                                          35,000             849
  Amre, Inc.                                              68,500           1,002
* Amrep Corp.                                             64,600             380
* Amsco International, Inc.                               38,400             571
  AmSouth Bancorp                                         44,426           1,794
  Amtech Corp.                                            56,650             297
* Amylin Pharmaceuticals, Inc.                            58,800             551
  Anadarko Petroleum Corp.                                44,500           2,409
* Analog Devices, Inc.                                    54,496           1,928
* Anchor Gaming                                           28,700             657
* Andros Inc.                                             20,600             322
  Angelica Corp.                                          20,200             414
* Anixter International Inc.                              40,800             760
* AnnTaylor Stores Corp.                                  42,000             431
* Antec Corp.                                             36,300             651
  Anthony Industries, Inc.                                27,245             627
  Aon Corp.                                               82,052           4,092
  Apache Corp.                                            57,300           1,690
* Apertus Technologies, Inc.                              43,500             332
* Aphton Corp.                                            34,500             336
  Apogee Enterprises, Inc.                                31,700             543
* Apollo Group, Inc. Class A                              13,200             516
  Apple South, Inc.                                       20,500             438
  Applebee's International, Inc.                          36,000             828
* Applied Bioscience
    International, Inc.                                   71,000             488
* Applix, Inc.                                            26,000             702
* Apria Healthcare                                        32,780             934
  Aptargroup Inc.                                         24,200             904
  Aquarion Co.                                            18,303             467
  Arbor Drugs, Inc.                                       34,950             730
  Argonaut Group, Inc.                                    15,419             505
* Argosy Gaming Co.                                       50,400             378
  Arkansas Best Corp.                                     44,600             348
  Armor All Products Corp.                                32,000             576
  Arnold Industries, Inc.                                 36,700             647
* Arrow Electronics, Inc.                                 38,450           1,658
  Arrow International, Inc.                               20,200             821
* Artisoft, Inc.                                          39,000             251
  Arvin Industries, Inc.                                  34,000             561
* Ascend Communications, Inc.                             41,100           3,337
  Ashland Coal Inc.                                       23,900             511
* Aspect Telecommunications                               13,500             451
  Associated Estates Realty Corp.                         23,500             505
* Associated Group, Inc.                                  23,628             437
* Associated Group, Inc. Class B                           5,775             106
  Astro-Med, Inc.                                         38,150             370
* Astrosystems, Inc.                                      48,700             283
* Atari Corp.                                            133,300             183
  Guy F. Atkinson Co. of California                       37,800             392
  Atlanta Gas Light Co.                                   37,100             733
  Atlantic Energy, Inc.                                   36,900             710
  Atlantic Southeast Airlines Inc.                        21,500             465
* Atmel Corp.                                             70,000           1,558
* Atrix Laboratories, Inc.                                54,823             418
* Atwood Oceanics, Inc.                                   29,500             750
* Aurora                                                  45,825              95
* Autotote Corp.                                         105,300             306
* AutoZone, Inc.                                         110,400           3,188
  Avalon Properties                                       34,600             744
* Avatar Holding, Inc.                                    14,900             516
* Avecor Cardiovascular, Inc.                             24,000             417
  Aviall Inc.                                             46,500             436
* Avid Technology, Inc.                                   12,600             240
  Avnet, Inc.                                             31,900           1,428
* Avondale Industries, Inc.                               35,200             508
* Aydin Corp.                                             20,300             307
* Aztar Corp.                                             72,100             577
* BBN Corp.                                               27,400           1,127
  BHA Group Class A                                       22,300             304
  BHC Communications, Inc. Class A                        18,800           1,777
* BISYS Group, Inc.                                       12,700             387
* BJ Services Co.                                         26,000             754
  BMC Industries, Inc.                                    57,704           1,342
* BMC Software, Inc.                                      36,600           1,560
  BSB Bancorp, Inc.                                       24,525             619
* BTG Inc.                                                31,300             366
  BW/IP Inc.                                              35,300             574
* Baby Superstore, Inc.                                   12,450             708
* Bachman Information Systems, Inc.                       53,700             514
  Badger Meter, Inc.                                      13,000             345
  Bairnco Corp.                                           60,700             349
  J. Baker, Inc.                                          49,200             274
  Baldor Electric Co.                                     35,730             719
  Baldwin & Lyons, Inc. Class B                           29,400             481
  Ballard Medical Products                                36,366             650

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Bancorp Hawaii, Inc.                                    30,101        $  1,080
  Bandag, Inc.                                            16,662             902
  Bandag, Inc. Class A                                       300              16
  Bank South Corp.                                        44,140           1,346
  Bankers Life Holding Corp.                              38,700             784
  BanPonce Corp.                                          23,022             896
  Banta Corp.                                             13,150             584
* Barnes & Noble Inc.                                     23,500             682
  Barnwell Industries, Inc.                               13,400             216
* Barrett Business Services, Inc.                         24,400             363
* Barrett Resources Corp.                                 28,550             839
* Basin Exploration Inc.                                  64,198             313
  Bassett Furniture Industries, Inc.                      23,100             531
  Battle Mountain Gold Co. Class A                        50,100             420
* Bay Networks                                           176,515           7,248
* Bay Ridge Bancorp, Inc.                                 17,700             389
  BayBanks, Inc.                                          13,600           1,333
  Bear Stearns Co., Inc.                                  85,777           1,705
  Bearings, Inc.                                          20,400             597
  BeautiControl Cosmetics                                 34,450             336
  Beckman Instruments                                     18,900             669
* Bed Bath & Beyond, Inc.                                 23,000             891
* Bel Fuse, Inc.                                          27,200             289
  Belden Inc.                                             18,200             469
  A. H. Belo Corp. Class A                                29,200           1,015
* Ben & Jerry's Homemade, Inc.
    Class A                                               26,200             396
* Ben Franklin Retail Stores                               6,000              17
* Benson Eyecare Corp.                                    51,942             467
  Benson Financial Corp.                                  20,000             375
  Bergen Brunswig Corp. Class A                           35,173             875
  W.R. Berkley Corp.                                      12,800             685
* Berkshire Hathaway                                         873          28,023
  Berkshire Realty Co., Inc.                              49,400             475
* Berlitz International, Inc.                             29,426             486
  Berry Petroleum Class A                                 42,800             433
* Bertucci's Holding Corp.                                52,800             267
* Best Buy, Inc.                                          32,300             525
  Betz Laboratories, Inc.                                 21,300             873
  Bindly Western Industries, Inc.                         28,400             483
  Binks Manufacturing Co.                                 15,550             365
* Bio-Rad Labs, Inc. Class A                              22,000             935
  Biocraft Laboratories                                   30,400             403
* Biogen, Inc.                                            25,769           1,578
* Biomatrix, Inc.                                         45,300             747
* Biospecifics Technology                                 40,800             158
* Biotechnology General                                  118,500             544
* Biowhittaker Inc.                                       48,799             372
  Birmingham Steel Corp.                                  38,850             578
  Blair Corp.                                             16,400             517
  E.W. Blanch Holdings, Inc.                              24,800             580
  Blessings Corp.                                         37,100             385
  Block Drug Co. Class A                                  14,841             518
  Blount International, Inc.                              23,400             614
* Blyth Industries, Inc.                                  20,800             614
  Bob Evans Farms, Inc.                                   26,016             498
* Boise Cascade Office Products Corp.                     20,100             859
* Bombay Co.                                              77,062             491
* Borders Group, Inc.                                     30,100             557
  Borg-Warner Automotive, Inc.                            21,600             691
  Boston Bancorp                                          13,200             531
  Boston Edison Co.                                       36,000           1,062
* Boston Market, Inc.                                     33,200           1,064
* Boston Technology, Inc.                                 47,500             609
  Bowater, Inc.                                           28,349           1,006
* Boyd Gaming Corp.                                       39,800             463
  W.H. Brady Class A                                      31,500             835
  Breed Technological Inc.                                24,200             448
* Brinker International, Inc.                             51,863             784
* Broadway & Seymour, Inc.                                23,900             382
* Broderbund Software, Inc.                               13,500             822
  Brooke Group Ltd.                                       63,500             572
* Brooklyn Bancorp, Inc.                                  15,900             646
  Brooklyn Union Gas Co.                                  33,850             990
* Brothers Gourmet Coffees, Inc.                          76,500             287
  Brush Wellman, Inc.                                     28,200             486
* Buffets Inc.                                            43,200             605
* Builders Transport, Inc.                                33,700             253
* Burlington Coat Factory
    Warehouse Corp.                                       55,650             570
* Burlington Industries                                   42,000             551
  Burlington Resources Coal
    Seamgas Royalty Trust                                 26,200             347
* Burr-Brown Corp.                                        39,900           1,002
* Bush Boake Allen, Inc.                                  23,600             646
  Bush Industries, Inc.                                   23,062             453
* CAI Wireless Systems, Inc.                              44,430             425
* CAM Designs, Inc.                                       29,800             250
  CBI Industries, Inc.                                    28,259             929
  CCB Financial Corp.                                     16,300             905
  CCH Inc. Class A                                         6,100             338
  CCH Inc. Class B                                        29,300           1,621
* C-Cor Electronics, Inc.                                 21,600             502
* C-Cube Microsystems, Inc.                               24,700           1,550
* CDW Computer Centers, Inc.                              15,300             614
  CIPSCO, Inc.                                            23,400             913
  CKE Restaurants Inc.                                    43,000             688
  CMAC Investment Corp.                                   18,500             814
* CMGI Information Services, Inc.                         17,600           1,628
  CML Group, Inc.                                         87,750             450
  CMS Energy Corp.                                        64,739           1,934
* CNA Financial Corp.                                     46,600           5,289
  CPI Corp.                                               23,300             373
* C-TEC Corp.                                             10,300             318
* C-TEC Corp. Class B                                     11,100             343
  CWM Mortgage Holdings Inc.                              26,600             452

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Cablevision Systems Corp. Class B                       10,500       $     570
  Cabot Corp.                                             28,800           1,552
  Cabot Oil & Gas Corp.                                   36,364             532
* Cadence Design Systems, Inc.                            42,750           1,796
* Cadiz Land Co., Inc.                                    69,400             408
  Cal Fed Bancorp Inc.                                    49,380             778
* Calgene, Inc.                                           78,100             351
  Calgon Carbon Corp.                                     52,000             624
* California Energy Co.                                   33,592             655
* California Federal Bank Goodwill
    Participation Certificates                             5,398              27
  Callaway Golf Co.                                       50,000           1,131
* Callon Peteroleum Co.                                   31,300             325
  Calmat Co.                                              33,800             617
* Calumet Bancorp, Inc.                                   13,500             380
* Cambridge Technology Partners                            8,200             464
  Camco International, Inc.                               30,600             857
* Cameron Ashley Building Products                        33,200             330
* Canandaigua Wine Co., Inc. Class A                      17,400             570
* Canandaigua Wine Co., Inc. Class B                       6,375             219
  Capital One Financial Corp.                             92,752           2,214
  Capital Realty Investors Tax Exempt
    Fund (Series III)                                     25,100             339
  Capitol American Financial Corp.                        27,000             611
  Caraustar Industries, Inc.                              32,800             664
  Cardinal Health, Inc.                                   47,803           2,617
  Caremark International, Inc.                            56,600           1,026
  Carlisle Co., Inc.                                      17,500             707
* Carmike Cinemas, Inc. Class A                           22,100             497
  Carnival Cruise Lines, Inc.                            215,228           5,246
  Carpenter Technology Corp.                              20,400             839
* Carrington Labs Inc.                                    34,900           1,086
  Carter-Wallace, Inc.                                    62,800             714
* Cascade Communications Corp.                            21,100           1,796
  Case Corp.                                              52,700           2,411
  Casey's General Stores                                  41,600             907
  Cash America International Inc.                         65,400             360
* Casino Magic Corp.                                      87,900             269
  A.M. Castle & Co.                                       30,525             859
* Castle & Cooke, Inc.                                    14,933             250
* Catalina Lighting, Inc.                                 37,300             182
* Catalina Marketing Corp.                                11,800             740
* Catellus Development Corp.                              99,801             599
  Cato Corp. Class A                                      59,700             459
* Cellegy Pharmaceuticals, Inc.                           46,900             240
* Cellular Communications Series A                        11,800             591
* Cellular Technical Services Co.                         22,325             513
* Celtrix Labs                                            52,200             134
  Center Financial Corp.                                  39,200             686
  Centerior Energy Corp.                                 108,900             966
  Centerpoint Properties Corp.                            20,300             469
* Centocor, Inc.                                          41,800           1,296
* Central Cooperative Bank                                27,100             408
  Central Fidelity Banks, Inc.                            27,550             878
  Central Hudson Gas & Electric Corp.                     23,400             722
  Central Louisiana Electric Co.                          27,892             750
  Central Maine Power Co.                                 47,267             679
  Central Newspapers Inc.                                 14,750             463
* Central Sprinkler Corp.                                 33,425           1,162
  Central Vermont Public
    Service Corp.                                         31,000             415
  Centura Banks, Inc.                                     14,800             520
* Century Communications Corp.
    Class A                                               55,281             442
  Century Telephone Enterprises, Inc.                     42,677           1,355
* Cephalon Inc.                                           14,000             571
* Cerner Corp.                                            29,000             595
* Chalone Wine Group Ltd.                                 56,800             515
  Chaparral Steel Co.                                     54,500             913
  Charter One Financial                                   57,560           1,756
* Chartwell Re Corp.                                      15,611             340
  Chateau Properties, Inc.                                17,100             385
* Checkers Drive-In Restaurant                           104,400             106
* Checkfree Corp.                                         19,000             406
* Checkpoint Systems, Inc.                                26,900           1,005
  Chelsea GCA Realty, Inc.                                18,700             561
  Chemed Corp.                                            14,400             560
* Chemical Fabrics Corp.                                  30,750             623
  Chesapeake Corp. of Virginia                            24,483             725
* Cheyenne Software, Inc.                                 31,800             831
* Chic by H.I.S., Inc.                                    49,800             274
* Chico's Fas, Inc.                                       42,700             188
  Chiquita Brands International, Inc.                     35,765             492
* Chiron Corp.                                            29,605           3,275
* Chock Full O'Nuts Corp.                                 60,160             316
* Cholestech Corp.                                         4,800              17
* Chris-Craft Industries, Inc.                            20,157             872
* Christiana Cos., Inc.                                   16,200             365
  Church and Dwight, Inc.                                 30,300             561
  Cilcorp, Inc.                                           17,400             737
  Cincinnati Bell, Inc.                                   50,000           1,738
  Cincinnati Financial Corp.                              40,255           2,617
  Cintas Corp.                                            33,500           1,499
* Circon Corp.                                            21,557             435
* Circus Circus Enterprises Inc.                          74,159           2,067
* Cirrus Logic                                            45,600             903
  Citizens Banking Corp.                                  20,900             614
  Citizens Corp.                                          21,900             408
* Citizens Utilities Co. Class A                         171,406           2,185
* Citizens Utilities Co. Class B                           1,135              14
  City National Corp.                                     54,075             757
  Clarcor Inc.                                            25,700             524
  Clayton Homes Inc.                                      69,879           1,494
* Clean Harbors Inc.                                      43,500             114
* Clear Channel Communications                            23,400           1,033
  Cleveland-Cliffs Iron Co.                               16,200             664

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* The Clothestime, Inc.                                   68,400      $       47
  Coachmen Industries, Inc.                               26,900             585
* Coast Savings Financial, Inc.                           33,600           1,163
* Coastal Physician Group, Inc.                           36,700             495
* Cobra Golf, Inc.                                        25,100             897
  Coca-Cola Enterprises, Inc.                             95,762           2,562
* Coda Music Technology, Inc.                             39,500             183
* Code Alarm, Inc.                                        27,600             174
  Coeur D'Alene Mines Corp.                               26,800             459
* Cognex Corp.                                            28,600           1,001
* Coherent, Inc.                                          27,423           1,121
* Coleman Inc.                                            19,100             671
  Collagen Corp.                                          20,803             436
  Collective Bancorp, Inc.                                29,750             759
* Collins & Aikman Corp.                                  91,300             605
  Colonial Gas Co.                                        20,940             432
* Coltec Inc.                                             43,300             503
  Columbus Realty Trust                                   23,900             463
  Comair Holdings, Inc.                                   40,950           1,095
  Comdisco, Inc.                                          37,200             842
  Commerce Bancshares, Inc.                               26,654           1,016
  Commerce Group, Inc.                                    39,600             817
  Commercial Assets                                       48,800             275
  Commercial Federal Corp.                                23,100             872
  Commercial Metals Co.                                   23,766             588
  Commonwealth Energy Systems                             17,000             761
  Communications Systems, Inc.                            33,400             518
  Community First Bankshares                              26,458             609
* Community Healthcare Systems                            13,800             492
  Compass Bancshares Inc.                                 26,000             853
* Competitive Technologies, Inc.                          45,200             387
* CompUSA, Inc.                                           22,400             697
  Computer Data Systems, Inc.                             31,200             417
* Computer Horizons Corp.                                 38,837           1,461
* Computer Outsourcing Services, Inc.                     57,600             256
  Computer Task Group, Inc.                               40,700             804
* Computervision Corp.                                    39,700             610
* Compuware Corp.                                         28,500             534
  Comsat Corp.                                            30,300             564
* Concord EFS, Inc.                                       16,900             706
  Conestoga Bancorp, Inc.                                 22,900             464
* Conmed Corp.                                            45,000           1,114
* Conner Peripherals, Inc.                                37,493             787
  Conseco Co., Inc.                                       14,400             902
* Consilium, Inc.                                         28,200             338
  Consolidated Papers                                     33,500           1,880
* Consolidated Products Inc.                              36,634             547
* Consolidated Stores, Inc.                               34,341             747
* Consolidated Technology Group                           24,500               7
* Consumer Portfolio Services, Inc.                       20,000             369
* Continental Airlines, Inc.                              24,000           1,044
* Continental Materials Corp.                             35,600             432
* Continental Waste Industries, Inc.                      34,333             388
* Continuum Co.                                           13,600             537
* Converse Inc.                                           68,933             284
* Copley Pharmaceutical, Inc.                             30,517             420
* Coram Healthcare Corp.                                  90,503             396
* Cordis Corp.                                            11,900           1,196
  Core Industries, Inc.                                   34,000             438
* Corporate Express, Inc.                                 34,300           1,029
* Corporate Renaissance Group, Inc.                        5,700              56
* Corrections Corp. of America                            73,900           2,744
* Cosmetic Center, Inc. Class A                           25,100             174
* Cosmetic Center, Inc. Class B                            6,900              47
  Countrywide Credit Industries, Inc.                     77,379           1,683
* Coventry Corp.                                          27,000             559
* Cox Communications Class A                             189,257           3,691
  Cracker Barrel Old Country
    Stores, Inc.                                          40,133             695
* Craig Corp.                                             32,823             324
* Jenny Craig Inc.                                        44,800             442
  Crawford & Co. Class B                                  44,600             725
* Credence Systems Corp.                                  18,700             425
* Credit Acceptance Corp.                                 30,300             621
* Cree Research, Inc.                                     84,200           1,252
  Crescent Real Estate Equities, Inc.                     14,800             505
  Crestar Financial Corp.                                 27,202           1,608
  Crompton & Knowles Corp.                                31,300             415
  A.T. Cross Co. Class A                                  28,800             436
* Crown Central Petroleum Corp.
    Class B                                               28,400             415
  Crown Crafts, Inc.                                      26,940             310
  Cullen/Frost Bankers, Inc.                              15,130             758
  Curtiss-Wright Corp.                                    11,800             634
* Custom Chrome                                           21,400             491
* Cygnus Inc.                                             39,700             883
* Cypress Semiconductor Corp.                             64,400             821
* Cypros Pharmaceuticals Corp.                            70,900             337
* Cyrix Corp.                                             23,700             542
* Cytec Industries, Inc.                                  14,600             911
* Cytogen Corp.                                           77,500             401
  DPL, Inc.                                               80,575           1,994
  DQE Inc.                                                57,150           1,757
  DS Bancor, Inc.                                         12,568             316
  Dames & Moore, Inc.                                     39,000             473
  Danaher Corp.                                           44,166           1,402
* Darling International, Inc.                             15,200             406
  Dart Group Corp. Class A                                 4,700             436
* Data Broadcasting Corp.                                 46,156             563
* Data Systems & Software, Inc.                           33,300             231
* Datascope Corp.                                         29,000             689
* Datastream Systems, Inc.                                22,800             433
* Dataware Technologies, Inc.                             32,200             274
  Dauphin Deposit Bank & Trust                            19,940             578
* Dave and Busters                                        23,407             287
* Davidson and Associates, Inc.                           33,000             718

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  Davis Water and Waste
    Industry, Inc.                                        44,200       $     641
  Dean Foods Corp.                                        27,933             768
  Deb Shops, Inc.                                         83,900             296
  DeBartolo Realty Corp.                                  40,900             532
  Dekalb Genetics Corp. Class B                           14,300             645
* Dell Computer                                           73,100           2,545
  Delmarva Power & Light Co.                              41,800             951
  Delta & Pine Land Co.                                   31,333           1,152
  Delta Woodside                                          58,600             388
  Dentsply International                                  20,100             803
* Department 56 Inc.                                      18,300             702
  Deposit Guaranty Corp.                                  13,400             601
* Desoto, Inc.                                            15,900              56
* Destec Energy Inc.                                      37,001             509
* Detroit Diesel Corp.                                    34,222             637
  Developers Diversified Realty Corp.                     23,000             690
  Devon Energy Corp.                                      31,600             806
  Dexter Corp.                                            30,200             713
  Diagnostic Products Corp.                               23,600             894
* Dial Page, Inc.                                         31,300             491
* Diamond Multimedia Systems, Inc.                        19,800             717
* Diamond Offshore Drilling, Inc.                         12,000             405
  Diamond Shamrock, Inc.                                  18,600             481
  Diebold, Inc.                                           23,056           1,277
* Digi International, Inc.                                28,750             546
* Digital Microwave Corp.                                 41,500             410
* Digital Systems Inc.                                    38,863             503
* Dime Bancorp, Inc.                                     133,128           1,548
  Dimon Inc.                                              57,350           1,011
* Dionex Corp.                                            13,300             760
* Discovery Zone, Inc.                                    17,075              53
  Dole Food Co.                                           44,800           1,568
  Dollar General Corp.                                    48,612           1,009
  Donaldson Co., Inc.                                     28,700             721
  Donnelly Corp.                                          23,850             352
* Donnkenny, Inc.                                         34,600             625
  Douglas & Lomason                                       26,300             319
* Dove Audio, Inc.                                        23,600             305
  Downey Financial Corp.                                  27,510             602
* Dravo Corp.                                             33,961             408
* The Dress Barn, Inc.                                    45,800             447
* Drexler Technology Corp.                                42,200             641
  Dreyer's Grand Ice Cream, Inc.                          20,900             703
* Drug Emporium, Inc.                                     74,530             303
* Drypers Corp.                                          117,100             351
  Duke Realty Investments                                 15,400             483
* Dura Pharmaceuticals, Inc.                              26,900             935
  Duracell International, Inc.                            88,175           4,563
* Duracraft Corp.                                         17,000             425
  Duriron Co., Inc.                                       30,900             722
  Duty Free International Inc.                            45,526             728
* EA Engineering Sciences and
    Technology Inc.                                       41,700             167
* EMC Corp.                                              168,500           2,591
* EP Technologies, Inc.                                   30,000             429
* ESS Technology, Inc.                                    23,200             539
* Eagle Finance Corp.                                     21,500             298
* Eagle Food                                              24,700              45
* Earth Technology USA                                    61,900             489
* East Texas Financial Services, Inc.                     16,000             264
  Eastern Utilities Associates                            26,381             623
* Eckerd Corp.                                            25,800           1,151
* Ecogen Inc.                                             31,200              44
  Ecology and Environment, Inc.                            6,925              58
* Edisto Resources Corp.                                  75,800             540
* Editek Inc.                                              8,400              24
* Education Alternatives, Inc.                            53,800             242
  A.G. Edwards & Sons, Inc.                               44,498           1,062
* Egghead, Inc.                                           48,200             310
* El Paso Electric Co.                                    80,300              28
  El Paso Natural Gas                                     22,832             648
  Elcor Corp.                                             22,600             492
* Electromagnetic Sciences, Inc.                          39,100             437
* Electronic Arts                                         36,700             961
* Electronics for Imaging, Inc.                           40,400           1,752
* Eljer Industries, Inc.                                  59,900             644
  Empire District Electric Co.                            26,753             478
* Energy Biosystems Corp.                                 64,000             472
* Energy Conversion Devices, Inc.                         34,500             561
  Energy North, Inc.                                      19,872             353
* Energy Ventures Inc.                                    25,500             644
  Engineered Support Systems, Inc.                        61,800             409
  Enova Corp.                                             86,300           2,050
  Enron Global Power &
    Pipelines L.L.C.                                      26,700             664
  Enron Oil & Gas Co.                                    120,776           2,899
* Ensco International                                     45,650           1,050
* Envirometrics, Inc.                                     17,300              52
* Epic Design Technology, Inc.                            22,600             475
* Epitope Inc.                                            30,700             507
  Equifax, Inc.                                          115,140           2,461
  The Equitable Cos.                                     138,900           3,334
  Equitable of Iowa Co.                                   21,000             675
  Equitable Resources, Inc.                               23,650             739
* Equivest Finance, Inc.                                  50,075             219
  Equity Residential Properties Trust                     23,400             717
  Essex County Gas Co.                                     6,400             163
* Esterline Technologies Corp.                            36,000             851
  Ethyl Corp.                                             93,804           1,173
* Europa Cruises Corp.                                    48,700              34
* Evergreen Media Corp.                                   25,482             815
* Exabyte Corp.                                           36,000             529
  Exide Corp.                                             13,100             601

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Expeditors International of
    Washington, Inc.                                      21,800       $     570
* Expert Software Inc.                                    21,400             302
* Express Scripts                                         11,200             566
* FHP International Corp.                                 22,952             648
  FHP International Corp. Pfd. A                          12,640             337
  FMC Gold Co.                                           117,200             483
* FSI International, Inc.                                 27,900             561
* FTP Software, Inc.                                      29,100             846
* Fairchild Corp.                                          6,700              57
  Family Dollar Stores, Inc.                              41,200             567
  Fastenal Co.                                            25,900           1,101
  Federal-Mogul Corp.                                     21,900             430
  Federal Realty Investment Trust                         20,400             464
  Federal Signal Corp.                                    29,437             762
  Ferro Corp.                                             17,775             413
* Fibreboard Corp.                                        28,600             640
* Fieldcrest Cannon, Inc.                                 21,600             359
  Fifth Third Bancorp                                     49,400           3,600
* Figgie International Inc. Class A                       39,000             412
* Filene's Basement Corp.                                 97,850             235
  Fina Inc.                                               19,500             985
  Financial Security Assurance
    Holdings Ltd.                                         29,300             729
  Fingerhut Co.                                           27,446             381
  Finova Group, Inc.                                      20,700             999
  First American Bank Corp.                               45,908           2,037
  First American Corp. (Tenn.)                            17,900             850
  First Bancorp of Ohio                                   26,700             791
  First Brands Corp.                                      13,300             633
  First Citizens BancShares Class A                       13,100             716
  First Colony Corp.                                      34,600             878
  First Commerce Corp.                                    28,415             904
  First Commercial Corp.                                  15,729             515
  First Data Corp.                                        13,937             932
  First Empire State Corp.                                 4,200             916
  First Federal Bancshares of Eau
    Claire, Inc.                                          22,800             348
* First Federal Financial                                 27,275             385
  First Financial Savings Assn.                           34,800             792
  First Hawaiian, Inc.                                    26,500             792
  First Mississippi Corp.                                 21,500             570
  First National Bank of Gainsville                       12,500             397
* First Pacific Networks, Inc.                            98,500             123
* First Republic Bancorp, Inc.                            26,600             349
  First Security Corp.                                    35,275           1,349
  First Tennessee National Corp.                          24,600           1,485
  First USA Inc.                                          43,800           1,944
  First Virginia Banks, Inc.                              25,242           1,054
  Firstar Corp.                                           58,708           2,326
  Firstier Financial Inc.                                 15,884             693
* Firstmiss Gold, Inc.                                    64,135           1,411
* FIserv, Inc.                                            30,050             900
* Flagstar Cos.                                          105,900             318
  Flexsteel Industry                                      31,000             326
  FlightSafety International, Inc.                        23,000           1,156
  Florida East Coast Railway Co.                           8,400             573
  Florida Progress Corp.                                  73,200           2,589
  Florida Rock Industries, Inc.                           17,700             518
* Florsheim Shoe Co.                                      24,415              93
  Flowers Industries, Inc.                                35,400             429
  Fluke Corp.                                             14,045             530
  Food Lion Inc. Class A                                 315,450           1,814
  Food Lion Inc. Class B                                  46,105             261
* Foodarama Supermarkets, Inc.                            22,400             225
* Fore Systems, Inc.                                      23,300           1,388
  Foremost Corp. of America                               15,900             811
* Forest City Enterprise Class A                          15,100             489
* Forest Laboratories, Inc.                               32,408           1,466
* Fort Howard Corp.                                       43,600             978
* Foundation Health Co.                                   41,100           1,767
  Fourth Financial Corp.                                  19,325             787
* FoxMeyer Health Corp.                                   36,002             963
* Framingham Savings Bank                                 67,938             284
  Franchise Finance Corp. of America                      28,100             636
* Franklin Electronic Publishers, Inc.                    14,800             437
* Franklin Quest Co.                                      31,200             608
  Franklin Resources Corp.                                61,000           3,073
  Fredericks of Hollywood, Inc.
    Class A                                               23,100              98
  Fredericks of Hollywood, Inc.
    Class B                                               24,132              94
  Freeport-McMoRan, Inc.                                  20,691             766
  Fremont General Corp.                                   23,485             863
* Fretter Inc.                                            16,628               4
  Frisch's Restaurants, Inc.                              32,668             294
* Fritz Cos., Inc.                                        22,800             949
  Frontier Corp.                                         120,744           3,622
  H.B. Fuller Co.                                         19,050             669
  Fulton Financial Corp.                                  28,080             572
  Fund American Enterprise
    Holding Co.                                            9,585             714
  G & K Services, Inc.                                    32,325             820
  G & L Realty Corp.                                      34,000             353
  GATX Corp.                                              13,800             671
  GEICO Corp.                                             50,750           3,546
* GST Telecommunications Inc.                             13,000              91
  Gainsco, Inc.                                           50,461             574
  Arthur J. Gallagher & Co.                               21,400             797
* Gander Mountain, Inc.                                   29,100             202
* Garden Fresh Restaurant Corp.                           40,500             268
* Gartner Group, Inc.                                     31,100           1,489
* Gateway 2000 Inc.                                       55,600           1,359
* Gaylord Container Corp.                                 74,800             603
  Gaylord Entertainment Class A                           65,460           1,817
  GenCorp, Inc.                                           49,500             606

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Genentech, Inc.                                         88,573        $  4,694
  General Binding Corp.                                   29,600             588
* General Datacomm Industries, Inc.                       33,800             579
  General Growth Properties                               30,800             639
* General Instrument                                      98,900           2,312
  General Motors Corp. Class E                           336,300          17,488
  General Motors Corp. Class H                            72,600           3,566
* General Nutrition Cos., Inc.                            62,600           1,455
* Genetics Institute Inc.
    Depository Shares                                     18,800           1,011
* Geneva Steel Class A                                    59,500             409
* Genlyte Group, Inc.                                     47,800             323
  Genovese Drug Stores, Inc. Class A                      38,777             436
* Genrad, Inc.                                            76,900             740
* Gensia Inc.                                             81,800             419
* Gentex Corp.                                            31,000             686
* Genzyme Corp.                                           21,338           1,328
* Genzyme Corp. Tissue Repair                             28,818             459
  Geon Co.                                                16,800             410
  Georgia Gulf Corp.                                      27,048             832
  Gerber Scientific, Inc.                                 35,900             583
* Geriatric & Medical Cos., Inc.                          12,100              28
* Gerrity Oil & Gas Corp.                                 78,100             312
  Getty Petroleum Corp.                                   32,232             435
* Gibson Greetings, Inc.                                  30,000             482
* Gilead Sciences, Inc.                                   48,400           1,561
  P.H. Glatfelter Co.                                     32,000             548
* Glenayre Technologies, Inc.                             28,275           1,760
* Glendale Federal                                        65,848           1,152
* Global DirectMail Corp.                                 24,000             660
* Global Industrial Technologies, Inc.                    36,400             687
* Global Marine, Inc.                                    115,500           1,011
* Globalink, Inc.                                         41,100             267
* Gold Reserve Corp.                                      63,400             349
  Golden Enterprises Inc.                                 47,800             397
* E. Gottschalk & Co., Inc.                               48,700             256
  Goulds Pumps, Inc.                                      27,791             693
  Graco, Inc.                                             25,350             773
* Graham-Field Health Products Inc.                       96,100             324
* Grand Casinos, Inc.                                     54,000           1,256
  Graphic Industries, Inc.                                47,700             572
* Greater New York Savings Bank                           46,300             550
  Green Mountain Power Corp.                              15,251             423
  Green Point Financial Corp.                             37,100             988
  Green Tree Financial Corp.                             103,100           2,719
  Greif Brothers Corp. Class A                            15,800             425
  Greiner Engineering, Inc.                               30,733             415
* Grist Mill Co.                                          33,350             250
* Grossmans, Inc.                                        135,000             160
* Gtech Holdings Corp.                                    30,500             793
  Guaranty National Corp.                                 30,700             472
  Guidant Corp.                                           52,900           2,235
  Guilford Mills, Inc.                                    25,650             523
* Gundle/SLT Environmental, Inc.                          59,800             333
* Gymboree Inc.                                           30,000             617
  HBO and Co.                                             27,200           2,081
* HFS Inc.                                                38,200           3,123
* HMN Financial, Inc.                                     21,300             339
* Hadco Corp.                                             48,900           1,384
* Haemonetics Corp.                                       36,100             641
  Hancock Fabrics, Inc.                                   45,600             410
  Handy & Harman                                          27,800             459
  M.A. Hanna Co.                                          22,050             617
  Hannaford Brothers Co.                                  29,900             736
* Hanover Direct, Inc.                                    70,200             110
  Harley-Davidson, Inc.                                   52,788           1,518
  Harman International
    Industries, Inc.                                      16,695             670
  Harper Group, Inc.                                      32,300             577
* Harrodsburg First Financial Bancorp                      4,400              67
  Harsco Corp.                                            18,316           1,065
  Harte-Hanks Communications Co.                          22,200             438
  Hartford Steam Boiler Inspection &
    Insurance Co.                                         13,443             672
* Hauser Chemical Research                                63,500             290
  Hawaiian Electric Industries Inc.                       19,435             753
  Health and Retirement
    Properties Trust                                      42,000             683
  Health Care Properties Investors                        20,500             720
  Health Care REIT, Inc.                                  22,900             412
* Health Management Associates
    Class A                                               51,143           1,336
* Health Systems                                          35,500           1,140
* HealthCare Compare Corp.                                30,198           1,319
* Healthcare & Retirement Corp.                           21,100             739
* Healthcare Services Group, Inc.                         33,826             309
* Healthsource, Inc.                                      44,200           1,591
* HEALTHSOUTH Corp.                                       70,852           2,064
* Healthwise of America Inc.                              17,956             698
  Hechinger Co. Class A                                   95,900             426
* Hecla Mining Co.                                        71,400             491
* Hector Communications Corp.                             35,350             265
  Heico Corp.                                              8,690             165
  Heilig-Meyers Co.                                       35,125             645
* Hein-Werner Corp.                                       10,072              46
* Helen of Troy Corp.                                     22,500             465
  Helene Curtis, Inc.                                     17,300             547
* Hemasure, Inc.                                          24,300             308
  Herbalife International, Inc.                           48,400             424
  Hewlett-Packard Co.                                      4,432             371
  Hibernia Corp. Class A                                  81,528             876
* High Plains Corp.                                       69,497             308
  Hillenbrand Industries, Inc.                            50,350           1,706
* Hinsdale Financial Corp.                                16,125             355
* Hitox Corp. of America                                  40,700             140
  Holly Corp.                                             19,300             437

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Hollywood Casino Corp.                                  68,200       $     286
* Hollywood Entertainment Corp.                           55,100             468
  Home Federal Financial Corp.                            27,093             476
* Home Shopping Network, Inc.                             58,000             522
* Homeowners Group, Inc.                                  35,000              25
* Hometown Buffet, Inc.                                   35,550             393
  Hon Industries, Inc.                                    19,300             454
  Horace Mann Educators Corp.                             17,100             534
* Horizon/CMS Healthcare Corp.                            38,371             969
  Hormel Foods Corp.                                      54,000           1,330
* Horsehead Resource Development
    Co., Inc.                                             76,600             335
* Host Marriott                                          112,550           1,491
  Houghton Mifflin Co.                                    14,100             606
* House of Fabrics, Inc.                                  49,400              19
  Hubbell Inc. Class A                                     2,000             124
  Hubbell Inc. Class B                                    21,753           1,430
  Hughes Supply, Inc.                                     21,400             605
* Human Genome Sciences, Inc.                             26,000             991
  J.B. Hunt Transport Services, Inc.                      47,350             799
  Huntington Bancshares Inc.                              99,837           2,384
* Hyperion Software Corp.                                 25,000             534
  IBP, Inc.                                               34,800           1,757
  ICN Pharmaceuticals                                     37,332             719
* ICOS Corp.                                              70,300             510
  IDEX Corp.                                              12,000             492
* IDEXX Laboratories                                      24,900           1,164
  IES Industries, Inc.                                    22,340             592
* IGI, Inc.                                               30,300             250
* IHOP Corp.                                              18,000             464
  IMC Global Inc.                                         45,294           1,851
  IMCO Recycling, Inc.                                    27,500             674
* ITI Technologies, Inc.                                  16,900             496
* ITT Educational Services, Inc.                          21,800             537
  Idaho Power Co.                                         25,100             753
  Ideon Group                                             58,200             589
* Identix, Inc.                                           52,900             562
  Illinois Central Corp.                                  31,600           1,213
  Illinova Corp.                                          54,376           1,631
* Image Entertainment, Inc.                               54,500             412
* Immulogic Pharmaceutical Corp.                          41,300             787
* Immune Response                                         85,783             485
* Immunex Corp.                                           49,000             812
* Immunomedics Inc.                                       98,900             581
* Imo Industries, Inc.                                    55,100             379
* Imperial Bancorp                                        37,830             917
* Imperial Credit                                         45,000             962
* Inacom Corp.                                            29,396             412
* Incyte Pharmaceuticals, Inc.                            20,600             515
  Indiana Energy, Inc.                                    39,000             931
* Infinity Broadcasting Corp.                             38,800           1,445
* Information Resources, Inc.                             45,200             551
* Informix Corp.                                         102,600           3,084
  Innkeepers USA Trust                                    27,700             253
* Input/Output, Inc.                                      15,500             895
  Integon Corp.                                           29,050             599
  Integra Financial Corp.                                 23,131           1,457
* Integrated Communication
    Network, Inc.                                         19,900              41
* Integrated Device Technology Inc.                       51,000             660
  Integrated Health Services, Inc.                        27,000             675
* Integrated Silicon Solution, Inc.                       26,800             446
  Intelligent Electronics Inc.                            62,486             379
* Interactive Group, Inc.                                 42,900             308
* Interco Co.                                             70,500             635
  Interface, Inc.                                         35,100             603
  Interface Systems Inc.                                  22,700             285
* Interlink Electronics Inc.                              36,800             244
* Intermet Corp.                                          43,100             442
* International Cabletel, Inc.                            19,200             466
* International Dairy Queen, Inc.
    Class A                                               33,612             773
* International Family
    Entertainment, Inc. Class B                           38,400             629
  International Game Technology                           99,598           1,083
* International Imaging Materials Inc.                    20,600             518
* International Lottery & Totalizator
    Systems Inc.                                          51,600              74
  International Multifoods Corp.                          25,669             517
* International Rectifier Corp.                           37,600             940
* International Specialty Products, Inc.                  67,200             731
* Interneuron Pharmaceutical, Inc.                        19,000             482
* Interpore International                                 38,200             186
  Interstate Bakeries                                     24,000             537
* Intervoice, Inc.                                        43,200             815
* Intuit, Inc.                                            32,100           2,508
  Invacare Corp.                                          33,600             844
* Investment Technology Group, Inc.                       43,200             410
* Iomega Corp.                                            18,400             896
  Ipalco Enterprises, Inc.                                26,100             995
  Irvine Apartment Communities, Inc.                      27,400             527
* ISIS Pharmaceuticals, Inc.                              42,600             562
* Isomedix, Inc.                                          24,900             358
  IVAX Corp.                                              87,100           2,482
  JDN Realty Corp.                                        19,500             436
* J & J Snack Foods Corp.                                 29,000             323
  J & L Specialty Steel Inc.                              27,400             514
  JSB Financial                                           19,299             613
  Jackpot Enterprises, Inc.                               37,727             439
* Jacobs Engineering Group Inc.                           30,500             763
* Jan Bell Marketing Inc.                                112,200             281
* Jefferson Savings Bancorp, Inc.                         14,900             419
* Jefferson Smurfit Corp.                                 72,800             687
  John Alden Financial Group                              32,300             674
  John Nuveen Co. Class A                                 23,743             588
* Jones Apparel Group, Inc.                               21,800             858

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Jones Intercable Inc.                                   43,500       $     538
* Jupiter National, Inc.                                  10,700             321
  Justin Industries, Inc.                                 28,000             306
* KFX, Inc.                                               62,150             280
* KLA Instruments Corp.                                   35,400             925
  KN Energy, Inc.                                         20,850             607
  K U Energy Corp.                                        32,600             978
* K-V Pharmaceutical Co. Class A                          39,500             528
* Kaiser Aluminum & Chemical Corp.                        62,400             811
  Kaman Corp. Class A                                     40,800             451
  Kansas City Power & Light Co.                           44,000           1,150
  Kansas City Southern
    Industries, Inc.                                      31,538           1,443
  Kaydon Corp.                                            23,300             708
  Kellwood Co.                                            31,000             632
* Kelly Oil Corp.                                        148,000             190
  Kelly Services, Inc. Class A                            29,937             842
* KEMET Corp.                                             25,200             605
  Kemper Corp.                                            24,522           1,217
* KENETECH Corp.                                          44,000              69
  Kennametal, Inc.                                        18,852             599
* Kent Electronics Corp.                                  20,250           1,182
* Kentucky First Bancorp, Inc.                             8,600             106
* Kentucky Medical Insurance Co.                          35,211             431
* Kenwin Shops, Inc.                                         900               2
* Key Tronic Corp.                                        44,700             369
* Keystone Consolidated
    Industries, Inc.                                      29,550             340
  Keystone Financial, Inc.                                14,800             442
  Keystone International, Inc.                            22,025             441
  Kimball International, Inc. Class B                     27,100             684
  Kimco Realty Corp.                                      22,850             623
* Kinder Care Learning Centers Inc.                       36,500             461
  Kinetic Concepts, Inc.                                  95,700           1,154
* Kinross Gold Corp.                                      61,600             470
* Kirby Corp.                                             35,700             580
  Knape & Vogt Manufacturing Co.                          21,562             383
* Koger Equity Inc.                                       39,800             423
* Kohls Corp.                                             26,300           1,381
* Komag, Inc.                                             20,500             940
* Koo Koo Roo, Inc.                                       53,800             351
* Kronos, Inc.                                            12,900             626
* Kulicke & Soffa Industries, Inc.                        44,500           1,029
* L.A. Gear Inc.                                         136,216             238
  L & N Housing Corp.                                     32,600             249
* LCI International, Inc.                                 47,400             972
  LG&E Energy Corp.                                       25,350           1,071
* LTV Corp.                                               74,523           1,025
* LTX Corp.                                              105,200             960
  La Quinta Inns Inc.                                     36,300             994
  La-Z-Boy Chair Co.                                      22,700             701
  Lab One Inc.                                            29,600             426
* Laboratory Corp. of America                             81,988             769
  Lafarge Corp.                                           43,400             814
* LAM Research Corp.                                      19,450             887
  Lancaster Colony Corp.                                  19,310             722
  Lance, Inc.                                             40,741             665
* Landmark Graphics Corp.                                 26,900             636
* Landry's Seafood Restaurants, Inc.                      32,900             565
* Lands' End, Inc.                                        44,600             608
* Larizza Industries, Inc.                                64,200             413
* Lattice Semiconductor Corp.                             30,300             990
  Lawson Products, Inc.                                   22,350             552
  Lawter International Inc.                               59,854             696
  Lawyers Title Insurance Corp.                           29,750             569
* Lear Seating Corp.                                      39,600           1,148
  Learonal Inc.                                           24,100             554
* The Leather Factory, Inc.                               16,000              39
* Lechters Corp.                                          50,600             326
  Lee Enterprises, Inc.                                   34,800             800
  Legg Mason Inc.                                         22,000             605
  Leggett & Platt, Inc.                                   62,000           1,504
  Lehman Brothers Holdings, Inc.                          81,900           1,740
  Lennar Corp.                                            29,250             735
  Leucadia National Corp.                                 39,276             982
* Lexington Global Asset
    Managers, Inc.                                        27,600             138
  Liberty Corp.                                           24,400             824
  Liberty Financial Cos., Inc.                            17,600             532
* Liberty Media Group Class A                             81,000           2,172
  Life Bancorp Inc.                                       24,100             358
  Life Partners Group, Inc.                               41,300             563
  Life Re Corp.                                           25,100             628
  Lilly Industries Inc. Class A                           38,588             492
* Lin Television                                          35,234           1,057
* Lincare Holdings Inc.                                   22,000             547
  Lincoln Electric Co. Class A                            15,900             388
  Lincoln Telecommunications Co.                          39,800             846
  Linear Technology Corp.                                 53,204           2,095
* Liposome Co., Inc.                                      54,600           1,099
* Littelfuse, Inc.                                        19,700             719
* Little Switzerland, Inc.                                23,400              89
* Litton Industries, Inc.                                 32,700           1,455
* Lo-Jack Corp.                                           40,800             454
  Loctite Corp.                                           26,200           1,245
* Lone Star Steakhouse & Saloon                           25,363             972
* Lone Star Technologies, Inc.                            56,200             625
  Long Island Bancorp, Inc.                               15,300             404
  Long Island Lighting Co.                                90,665           1,485
  Longview Fiber Co.                                      33,070             537
  Lubrizol Corp.                                          48,500           1,352
  Lukens, Inc.                                            20,400             587
* Lynx Therapeutic                                        14,256              11
  Lyondell Petrochemical Co.                              57,054           1,305
* MAI Systems Corp.                                        5,375              36
  MBIA, Inc.                                              32,000           2,400

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  MCN Corp.                                               44,900       $   1,044
  MDU Resources Group, Inc.                               34,350             683
* MEMC Electronic Materials, Inc.                         29,900             975
* MFS Communications Co., Inc.                            47,700           2,552
* MGI Pharma, Inc.                                        63,900             288
  MGIC Investment Corp.                                   44,198           2,398
* MGM Grand Inc.                                          33,800             777
  MLF Bancorp, Inc.                                       21,900             490
* MRV Communications Inc.                                 23,400             589
* M.S. Carriers Inc.                                      24,200             478
  The Macerich Co.                                        28,200             564
* MacFrugal's Bargains
    Close-Outs, Inc.                                      38,700             542
  The MacNeal-Schwendler Corp.                            35,100             562
* Macromedia                                              33,000           1,718
* Mafco Consolidated                                      31,700             571
* Magellan Health Services Corp.                          36,300             871
* Magma Copper Co. Class B                                37,300           1,040
  Magna Group                                             30,600             731
* Magnatek                                                51,100             415
  Maine Public Service Co.                                13,100             280
  Manpower Inc.                                           54,100           1,522
* Manville Corp.                                          85,500           1,122
  Mapco Inc.                                              20,700           1,131
  Mark IV Industries, Inc.                                43,879             867
* Mark VII Inc.                                           19,700             312
  Mark Twain Bancshares, Inc.                             20,650             805
* MarketLink, Inc.                                        53,600             211
* Marquest Medical Products Inc.                          10,000               6
* Marquette Electronics Class A                           29,000             598
  Marshall & Ilsley Corp.                                 67,127           1,741
* Marshall Industries                                     22,572             725
  Martin Marietta Materials, Inc.                         34,700             716
* Marvel Entertainment Group                              68,834             895
  Maryland Federal Bancorp                                18,276             556
  MascoTech Inc.                                          38,000             413
  Masland Corp.                                           27,700             390
* Mastec Inc.                                             48,600             647
* Maxim Integrated Products, Inc.                         42,180           1,624
* Maxtor Corp.                                            95,800             638
* Maxxam Inc.                                             14,400             508
  Maybelline, Inc.                                        25,051             908
* McAfee Associates, Inc.                                 11,200             480
  McClatchy Newspapers, Inc.                              34,500             789
  McCormick & Co., Inc.                                   56,783           1,377
* J. Ray McDermott, SA                                    16,800             300
  McKesson Corp.                                          31,800           1,610
* McMoRan Oil and Gas                                     99,199             332
* McWorter Technologies Inc.                              25,200             372
  Measurex Corp.                                          24,700             698
* Medaphis Corp.                                          31,700           1,177
  Medford Savings Bank                                    29,000             618
  Media General, Inc. Class A                             24,900             756
* Medic Computer Systems, Inc.                             8,800             531
* Medical Dynamics, Inc.                                  63,700              68
* Medical Technology Systems, Inc.                        16,100              15
* MedImmune Inc.                                          34,100             678
  Meditrust                                               35,700           1,245
* Mednet MPC Corp.                                       108,800             248
* Men's Wearhouse, Inc.                                   33,750             878
  Mentor Corp.                                            51,400           1,189
* Mentor Graphics Corp.                                   48,100             872
  Mercantile Bancorp, Inc.                                40,750           1,875
  Mercantile Bankshares Corp.                             32,450             898
  Mercury Finance Co.                                    132,830           1,760
  Mercury General Corp.                                   19,200             912
  Meridian Bancorp, Inc.                                  41,497           1,932
* Merisel, Inc.                                           75,610             326
* Merix Corp.                                             12,300             365
  Merrill Corp.                                           23,100             375
  Merry Land & Investment Co., Inc.                       23,000             543
* Mesa Airlines, Inc.                                     52,800             472
  Mesaba Holdings, Inc.                                   43,700             344
  Met-Pro Corp.                                           32,883             481
* Metrocall, Inc.                                         21,700             412
* Metromedia International
    Group, Inc.                                           46,500             651
* Fred Meyer, Inc.                                        34,200             770
  Michael Foods, Inc.                                     41,400             486
* Michaels Stores, Inc.                                   35,900             500
* Micro Warehouse Inc.                                    22,700             987
* Microchip Technology, Inc.                              25,650             939
* Microcom Corp.                                          60,800           1,585
* Microdyne Corp.                                         25,900             442
* Micron Electronics, Inc.                                62,300             674
* Micronics Computers, Inc.                               78,600             280
* Micropolis Corp.                                        79,200             307
* Microtouch Systems, Inc.                                35,700             435
  Mid-America Apartment
    Communities, Inc.                                     19,300             478
* Mid-American Waste Systems, Inc.                        86,800             304
* Mid Atlantic Medical Services                           30,100             730
  Mid-Iowa Financial Corp.                                 5,280              77
  Midamerican Energy Co.                                  76,653           1,284
* Midisoft Corp.                                          32,500              83
  Midwest Grain Products                                  27,550             396
  Herman Miller, Inc.                                     22,271             674
* Milwaukee Land Co.                                       2,300              17
  Minerals Technologies, Inc.                             14,300             522
  Minnesota Power & Light Co.                             23,800             675
* Mirage Resorts, Inc.                                    68,650           2,368
* Mitcham Industries, Inc.                                26,300             130
  Mitchell Energy & Development
    Corp. Class A                                         32,000             592
* Mobile Telecommunications
    Technologies Corp.                                    36,100             772

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Mobilemedia Corp.                                       33,500       $     741
* Model Imperial, Inc.                                    57,500              75
  Modern Controls, Inc.                                   12,775             138
  Modine Manufacturing Co.                                22,800             553
* Mohawk Industries, Inc.                                 41,300             632
* Molecular Biosystems, Inc.                              48,334             332
  Molex, Inc.                                             72,867           2,332
  Molex, Inc. Class A                                        875              27
* Molten Metal Technology                                 29,200             953
  The Money Store                                        108,562           1,696
  Montana Power Co.                                       36,600             828
* Morrison-Knudsen Co., Inc.                              25,000             106
  Morrison Restaurants                                    36,325             509
  Mosinee Paper Corp.                                     16,500             431
* Mueller Industries Inc.                                 29,000             848
  Murphy Oil Corp.                                        34,230           1,421
  Myers Industries, Inc.                                  31,265             512
  Mylan Laboratories, Inc.                                88,150           2,072
* Myriad Genetics, Inc.                                   13,900             454
  NAC Re Corp.                                            21,925             789
  NCH Corp.                                               11,200             647
  NGC Corp.                                               45,800             406
  NIPSCO Industries, Inc.                                 48,070           1,839
* N L Industries, Inc.                                    32,400             401
* NPC International Class A                               58,600             418
  N.S. Bancorp Inc.                                       16,700             649
  NYMAGIC, Inc.                                           24,500             417
  Nabisco Holdings Corp. Class A                          30,900           1,008
* Nabors Industries, Inc.                                 78,700             876
  Nashua Corp.                                            23,300             317
* National Auto Credit Co.                                47,276             768
* National Beverage Corp.                                 26,920             143
  National Community Bancorp                              28,500             748
  National Computer Systems, Inc.                         31,500             585
  National Data Corp.                                     32,050             793
  National Fuel & Gas Co.                                 24,500             824
* National Gaming Corp.                                   33,590             395
  National Health Investors REIT                          21,300             706
  National Presto Industries, Inc.                        11,963             476
  National Re Holdings Corp.                              22,900             870
* National Record Mart, Inc.                              49,100              43
* National Steel Corp. Class B                            54,100             697
  Nationwide Health Properties, Inc.                      12,500             525
* Nautica Enterprises Inc.                                29,643           1,286
  Neiman Marcus Group Inc.                                45,504           1,069
* Nellcor Puritan Bennett, Inc.                           29,384           1,715
* Netmanage, Inc.                                         27,700             641
* Netscape Communications Corp.                           29,300           4,076
* Network Equipment Technologies                          25,147             688
* Network General Corp.                                   23,144             767
* Network Peripherals, Inc.                               33,000             390
  Nevada Power Co.                                        35,252             784
  New England Business Service, Inc.                      25,500             555
  New England Electric System                             48,200           1,910
  New Jersey Resources Corp.                              23,200             699
* New Mexico & Arizona Land Co.                           35,310             424
  New Plan Realty Trust                                   39,355             861
* New World Communications
    Group, Inc.                                           33,100             583
  New York State Electric & Gas Corp.                     50,900           1,317
  Newcor, Inc.                                            39,600             327
  Newhall Land & Farming Co.                              45,900             780
  Newmont Gold Co.                                        73,391           3,211
* Nexgen Inc.                                             27,900             354
* Nexstar Pharmaceuticals Inc.                            56,760             944
* Nextel Communications                                   34,900             517
* Nine West Group, Inc.                                   24,400             915
* Nitches Inc.                                            30,128             124
  Noble Affiliates, Inc.                                  34,900           1,043
* Noble Drilling Corp.                                    72,000             644
  Nordson Corp.                                           12,240             696
* Nortek, Inc.                                            41,252             485
  North American Mortgage                                 25,500             542
  North Fork Bancorporation, Inc.                         73,243           1,849
  North Side Savings Bank                                 26,396             800
* North Star Universal Inc.                               63,800             486
  Northeast Utilities                                     93,400           2,277
  Northern Trust Corp.                                    41,550           2,314
* Northwest Airlines Corp. Class A                        68,400           3,484
  Northwest Natural Gas Co.                               19,000             622
  Northwest Savings Bank                                  18,800             451
  Northwestern Public Service Co.                         16,100             451
* Norwalk Savings Society                                  9,300             176
* NovaCare, Inc.                                          92,500             474
* Novavax, Inc.                                           30,300             114
* Novellus Systems, Inc.                                  11,700             633
* Nutrition for Life International, Inc.                  30,200             638
* nVIEW Corp.                                             25,049              94
  OEA, Inc.                                               24,900             744
* OHM Corp.                                               54,800             404
* Oak Technology, Inc.                                    12,700             541
* Oakley, Inc.                                            25,600             870
  Oakwood Homes Corp.                                     14,000             537
  Oasis Residential, Inc.                                 25,100             571
* Oceaneering International, Inc.                         47,000             605
* Octel Communications Corp.                              28,100             908
* Office Depot, Inc.                                     110,625           2,185
* Officemax Inc.                                          62,500           1,398
* Offshore Logistics, Inc.                                38,700             489
  Ohio Art Co.                                             7,400             392
  Ohio Casualty Corp.                                     24,256             934
  Oklahoma Gas & Electric Co.                             28,700           1,234
* Old America Stores, Inc.                                38,000             318
  Old Kent Financial Corp.                                32,345           1,326
  Old National Bancorp                                    13,978             482
  Old Republic International Corp.                        36,474           1,295

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Olin Corp.                                              18,600        $  1,381
  Olsten Corp.                                            30,187           1,192
  Omega Healthcare Investors, Inc.                        23,041             613
  Omnicare, Inc.                                          19,800             886
  Omnicom Group Inc.                                      54,800           2,041
* On Assignment, Inc.                                     14,700             487
  Onbancorp Inc.                                          18,700             625
  One Valley Bancorp of
    West Virginia Inc.                                    21,300             666
  Oneida Ltd.                                             27,289             481
* Oneita Industries                                       43,733             284
* Opthalmic Imaging Systems, Inc.                          1,000               3
  Optical Coating Laboratory, Inc.                        50,066             563
  Orange & Rockland Utilities, Inc.                       18,500             661
* Orbital Sciences Corp.                                  40,100             501
* Oregon Metallurgical Corp.                              45,000             503
  Oregon Steel Mills, Inc.                                34,300             480
* O'Reilly Automotive, Inc.                               17,400             507
* Oriole Homes Corp. Class B                               7,500              46
  Orion Capital Corp.                                     17,400             755
* OrNda Healthcorp                                        43,800           1,016
  Oshkosh B Gosh, Inc. Class A                            27,200             466
  O'Sullivan Corp.                                        39,675             412
* Outback Steakhouse                                      31,854           1,145
* Outlook Group Corp.                                      8,000              51
  Overseas Shipholding Group Inc.                         27,700             526
* Owens-Illinois, Inc.                                    91,272           1,323
* Oxford Health Plan                                      25,500           1,881
* Oxigene, Inc.                                           22,200             232
  PCA International, Inc.                                 38,493             428
* PDG Environment Industries                               7,140               3
* PDT, Inc.                                                9,000             447
  PHH Corp.                                               11,400             533
  PMC Capital, Inc.                                       28,200             356
  The PMI Group Inc.                                      26,500           1,199
* PMT Services Inc                                        15,900             482
  PS Group, Inc.                                          27,900             300
* Pacific Crest Capital Inc.                              43,645             322
  Pacific Gulf Properties, Inc.                           23,100             375
  Pacific Scientific Co.                                  33,800             837
* Pacificare Health Systems Inc.
    Class A                                               14,800           1,280
* Pacificare Health Systems Inc.
    Class B                                                7,800             680
* Paging Network Inc.                                     78,300           1,884
  PaineWebber Group, Inc.                                 75,175           1,503
* Pairgain Technologies, Inc.                              8,900             485
* Parametric Technology Corp.                             47,604           3,160
* Park-Ohio Industries, Inc.                              27,900             453
  Parker & Parsley Petroleum Co.                          21,100             464
* Parker Drilling Co.                                     96,300             590
* Patlex Corp.                                             5,477              84
* Patten Corp.                                            74,800             355
  Paul Revere Corp.                                       27,600             573
* Paul-Son Gaming Corp.                                   23,300             182
  Paychex, Inc.                                           32,375           1,609
* Peak Technologies Group, Inc.                           15,200             471
* Pec Israel Economic Corp.                               27,100             654
* Pegasus Gold                                            47,800             663
  Penn Engineering &
    Manufacturing Co.                                      8,300             805
* Pennfed Financial Services, Inc.                        22,300             330
  Pennsylvania Enterprises Inc.                           12,850             487
  Pentair, Inc.                                           13,954             698
  Penwest Ltd.                                            15,709             385
  Peoples Bank of Bridgeport                              28,100             537
* People's Choice TV Corp.                                20,600             389
  Peoples Heritage Financial
    Group Inc.                                            33,800             765
* Peoplesoft Inc.                                         39,200           1,671
* Perini Corp.                                            33,800             279
* Perrigo Co.                                             55,300             660
* Personnel Group of America, Inc.                        26,200             383
* Pet Food Warehouse, Inc.                                27,800              89
* Petrie Stores Corp.                                    128,331             353
  Petroleum Heat & Power Co.                              52,400             419
  Petrolite Corp.                                         19,600             546
* Petsmart, Inc.                                          34,000           1,054
* Pharmaceutical Resources, Inc.                          46,088             346
  Phillips-Van Heusen Corp.                               45,993             454
* Photronics Labs Inc.                                    34,500             927
* Phycor, Inc.                                            24,750           1,253
* Physician Corp. of America                              39,900             678
* Physician Reliance Network, Inc.                        14,800             594
* PictureTel Corp.                                        46,400           1,995
  Piedmont Natural Gas, Inc.                              24,689             574
  Pier 1 Imports Inc.                                     55,235             628
* Piercing Pagoda, Inc.                                   22,500             402
  Pilgrim's Pride Corp.                                   59,700             410
* Pinnacle Systems, Inc.                                  13,900             349
  Pinnacle West Capital Corp.                             62,500           1,797
  Pioneer Financial                                       37,800             699
  Pioneer Group Inc.                                      16,500             443
  Pioneer Standard Electronics Inc.                       47,025             620
* Pittencrieff Communication, Inc.                        53,600             206
  Pittway Corp. Class A                                   16,700           1,131
* Platinum Technology, Inc.                               28,900             533
* Playboy Enterprises Inc. Class A                        22,850             200
* Playboy Enterprises Inc. Class B                        31,150             261
* Players International, Inc.                             44,800             482
  Plenum Publishing Corp.                                 16,400             650
* Plexus Corp.                                            30,750             503
  Ply-Gem Industries, Inc.                                25,100             408
  Pogo Producing Co.                                      28,400             802
  Polaris Industries, Inc.                                20,550             604
* Policy Management Systems Corp.                         13,664             651

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Pool Energy Service Co.                                 43,867       $     425
  Pope & Talbot, Inc.                                     29,100             385
  Portland General Electric Co.                           35,400           1,031
  Post Properties, Inc.                                   21,700             692
  Potomac Electric Power Co.                              90,100           2,365
* Power Control Technologies                              82,800             673
  Precision Castparts Corp.                               25,800           1,025
  Premier Bancorp, Inc.                                   34,900             814
  Premier Industrial Corp.                                58,547           1,434
* Premisys Communications, Inc.                           34,100           1,927
* President Casinos                                      157,282             275
  Presidential Life Corp.                                 54,300             533
* Presstek, Inc.                                          10,300             975
  Price Enterprises, Inc.                                 36,500             554
  T. Rowe Price                                           20,400           1,000
* Primadonna Resorts, Inc.                                39,400             571
* Primark Corp.                                           32,800             984
  Prime Bancorp Inc.                                      31,012             616
* Prime Retail, Inc.                                      24,000             289
  Production Operators Corp.                              17,600             585
  Progressive Corp. of Ohio                               55,106           2,693
* Promus Hotel Corp.                                      49,300           1,097
* Pronet, Inc.                                            25,500             754
  Protective Life Corp.                                   29,800             931
* Protein Design Labs                                     27,600             635
  Provident Bancorp Inc.                                  15,300             721
* Provident Cos., Inc.                                    32,300           1,094
  Prudential Reinsurance
    Holdings, Inc.                                        37,700             881
* PsiNet, Inc.                                            20,800             477
* Psychemedics, Inc.                                      71,300             392
  Public Service Co. of Colorado                          46,800           1,655
* Public Service Co. of New Mexico                        47,820             843
  Public Storage, Inc.                                    29,400             559
  Puerto Rican Cement Co., Inc.                           13,700             454
  Puget Sound Power & Light Co.                           43,215           1,005
  Pulitzer Publishing Co.                                 17,725             846
* Purus, Inc.                                              5,100              11
* Pyxis Corp.                                             31,400             461
* QMS, Inc.                                               75,200             338
* Qlogic                                                   3,700              28
  Quaker State Corp.                                      48,500             612
* Qualcomm, Inc.                                          45,400           1,949
  Quality Food Centers Inc.                               23,754             525
  Quanex Corp.                                            24,900             482
* Quantum Corp.                                           40,100             649
* Quarterdeck Corp.                                       75,400           2,073
  Queens County Bancorp, Inc.                             12,100             479
  Questar Corp.                                           28,215             945
  The Quick & Reilly Group, Inc.                          17,250             354
* Quickresponse Services, Inc.                            17,900             327
* Quintiles Transnational Corp.                            9,600             392
* Quorum Health Group, Inc.                               31,300             685
  RCSB Financial Corp.                                    28,100             664
  RFS Hotel Investors                                     36,700             571
  RJR Nabisco Holdings Corp.                             209,524           6,469
  R.L.I. Corp.                                            17,400             435
  ROC Communities Inc.                                    21,000             504
* RPC Inc.                                                50,200             458
  RPM Inc. (Ohio)                                         50,281             823
* Rainbow Technologies, Inc.                              24,400             531
* Ralcorp Holdings Inc.                                   21,600             524
  Raymond James Financial, Inc.                           33,050             698
  Rayonier Inc.                                           22,800             761
* Read-Right Corp.                                        44,114           1,023
  Reader's Digest Assn., Inc. Class A                     80,100           4,105
  Reader's Digest Assn., Inc. Class B                        400              19
* Reading & Bates Corp.                                   86,520           1,298
* Red Lion Hotels, Inc.                                   38,800             679
* Reddi Brake Supply Corp.                               111,300             261
* Redman Industries, Inc.                                 24,200             814
  Regal-Beloit Corp.                                      34,700             755
* Regional Acceptance Corp.                               39,250             373
  Regions Financial Corp.                                 32,327           1,392
  Reliance Group Holdings                                 74,214             640
  Reliastar Financial Corp.                               35,322           1,567
* Renaissance Communications                              26,250             581
* Rentrak Corp.                                           59,100             286
* Republic Bank (Clearwater, Florida)                     12,300             172
* Republic Industries, Inc.                               40,900           1,470
* Research Frontiers, Inc.                                26,300             265
* Research Medical, Inc.                                  37,150             998
* Response Oncology, Inc.                                 26,400             337
* Retix                                                  106,600             220
* Revco Drug Stores, Inc.                                 47,400           1,339
* Rexall Sundown, Inc.                                    40,200             887
* Rexel Inc.                                              57,244             773
  Reynolds & Reynolds Class A                             29,500           1,147
  Rhone-Poulenc Rorer, Inc.                              105,154           5,599
  Richfood Holdings, Inc.                                 23,000             621
* Riggs National Corp.                                    52,000             673
* Right Management Consultants                            16,500             394
* Riverwood International Corp.                           46,900             897
* Robert Half International, Inc.                         20,100             842
* Roberts Pharmaceuticals                                 28,400             500
  Rochester Gas and Electric Corp.                        23,948             542
  Rock-Tenn Co.                                           39,000             624
  Rockefeller Center Properties Inc.                      86,200             657
* Rodman and Renshaw Capital
    Group, Inc.                                            2,239               4
* Rogers Corp.                                            22,800             496
* Rohr, Inc.                                              33,300             479
* Rollins Environmental
    Services, Inc.                                       130,200             374
  Rollins, Inc.                                           22,400             496
  Rollins Truck Leasing                                   60,575             674

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Roosevelt Financial Group                               31,600         $   608
  Ross Stores, Inc.                                       37,400             722
* The Rottlund Co.                                        50,300             333
  Rouse Co.                                               30,800             627
* Royal Appliance Manufacturing Co.                      105,100             263
  Ruddick Corp.                                           58,800             676
  Russ Berrie, Inc.                                       36,000             454
  Rykoff-Sexton, Inc.                                     27,031             473
  Ryland Group, Inc.                                      32,700             458
* SCI Systems, Inc.                                       33,300           1,028
  SIG Corp.                                               20,454             711
  SJW Corp.                                               10,000             377
  S-K-I, Ltd.                                             22,800             342
* SOI Industries, Inc.                                       625               1
* SOS Staffing Services, Inc.                             38,100             350
* SPSS, Inc.                                              20,900             404
* SPS Transaction Services                                16,700             495
  SPX Corp.                                               26,591             422
* S3, Inc.                                                31,000             544
* Safeguard Health Enterprises, Inc.                      35,300             410
* Safeguard Scientifics, Inc.                             39,700           1,965
* Safety First Inc.                                       19,200             287
* Safeway, Inc.                                           80,928           4,168
  St. Francis Capital Corp.                               16,800             395
  St. Ives Laboratories, Inc.                             39,500             585
  St. Joe Paper Co.                                       22,099           1,215
  St. Paul Bancorp, Inc.                                  27,150             694
* Salant Corp.                                            77,200             299
  Sanderson Farms, Inc.                                   35,550             382
* Sanifill, Inc.                                          24,200             808
  Saul Centers, Inc.                                      27,900             380
  Savannah Foods & Industries, Inc.                       43,800             498
* Savoy Pictures Entertainment, Inc.                      72,900             460
  Sbarro, Inc.                                            27,891             600
  SCANA Corp.                                             77,300           2,213
* R. P. Scherer Corp.                                     17,526             861
* Scholastic Corp.                                        13,100           1,020
  A. Schulman Inc.                                        26,962             603
  Schult Home Corp.                                       25,900             453
  Charles Schwab Corp.                                   128,566           2,587
* Schweitzer-Mauduit
    International, Inc.                                      200               5
* Scios Nova, Inc.                                        83,168             351
  Scope Industries                                         2,400              77
  E.W. Scripps Co.                                        63,769           2,511
  Seafield Capital Corp.                                  12,100             417
* Seagate Technology                                      53,042           2,520
* Seagull Energy Corp.                                    23,400             521
* Sealed Air Corp.                                        39,200           1,102
  Security Capital Corp.                                  12,600             763
  Security Capital Industrial Trust                       52,816             924
  Security Capital Pacific Inc.                           50,097             989
  Selective Insurance Group                               19,000             677
* Selfix, Inc.                                            24,120             131
  Sensormatic Electronics Corp.                           53,961             937
* Sequa Corp. Class A                                     18,000             549
* Sequent Computer Systems, Inc.                          42,300             608
* Service Merchandise Co., Inc.                          104,387             522
  Shaw Industries, Inc.                                   97,300           1,435
  Shelby Williams Industries, Inc.                        29,900             351
* Shiva Corp.                                              9,300             679
* Sholodge, Inc.                                          32,033             312
  Shopko Stores, Inc.                                     48,155             542
* Shorewood Packaging                                     35,200             506
* Show Biz Pizza Time, Inc.                               30,850             372
  Showboat, Inc.                                          24,216             639
* Sierra Health Services                                  23,969             761
* Sierra On-line, Inc.                                    22,600             647
  Sierra Pacific Resources                                33,000             771
* Sierra Semiconductor                                    80,288           1,119
  Signet Banking Corp.                                    41,352             982
* Silicon Valley Group, Inc.                              17,200             435
* Silver King Communications                              28,900             997
  Simon Property Group                                    40,400             985
* Simula, Inc.                                            24,300             456
* Sithe Energies, Inc.                                    83,700             502
  Sizzler International                                   88,750             377
  Skyline Corp.                                           22,000             456
  A.O. Smith Corp.                                        28,400             589
* Smith International, Inc.                               24,200             569
* Smithfield Foods, Inc.                                  23,400             749
  Smiths Food & Drug Centers, Inc.
    Class B                                               23,400             591
  J.M. Smucker Co. Class A                                37,500             825
  J.M. Smucker Co. Class B                                 1,200              23
* Sofamor/Danek Group Inc.                                28,600             811
* Softdesk, Inc.                                          25,900             518
* Softkey International, Inc.                             14,000             322
* Software Publishing Corp.                               79,950             267
* Software Spectrum, Inc.                                 16,100             342
* Sola International, Inc.                                19,100             482
* Solectron Corp.                                         29,000           1,280
* Solv-Ex Corp.                                           76,000           1,225
  Sonat Offshore Drilling Co.                             18,800             841
  Sonoco Products                                         67,985           1,785
  Sotheby's Holdings Class A                              40,300             574
  South Jersey Industries, Inc.                           22,084             511
* Southdown, Inc.                                         28,300             552
  Southern National Corp.                                 81,352           2,135
  Southern New England
    Telecommunications Corp.                              46,900           1,864
* Southern Pacific Rail Corp.                            119,700           2,873
* Southern Union Co.                                      25,151             635
* Southland Corp.                                        256,100             824
  SouthTrust Corp.                                        59,051           1,520
  Southwest Gas Corp.                                     35,000             617

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  Southwestern Energy Co.                                 41,400       $     528
  Southwestern Public Service Co.                         31,400           1,028
  Sovereign Bancorp, Inc.                                 60,099             605
* Spaghetti Warehouse, Inc.                               26,300             132
  Spartan Motors, Inc.                                    33,400             363
* Spec's Music Inc.                                       43,366              70
* Spectrian Corp.                                         20,500             451
* Spelling Entertainment                                  61,900             774
  Spiegel, Inc. Class A                                   69,100             484
  Spieker Properties, Inc.                                29,400             739
* Stac, Inc.                                              47,700             686
  Standard Federal Bank                                   22,000             866
* Standard Financial, Inc.                                34,000             501
  Standard Products Co.                                   28,750             507
  The Standard Register Co.                               35,000             704
  Standex International Corp.                             20,500             671
  Stanhome, Inc.                                          23,500             684
* Staples, Inc.                                           75,641           1,853
  Star Banc Corp.                                         21,600           1,285
* Starbucks Corp.                                         49,000           1,026
  L. S. Starrett Co. Class A                              16,700             432
  L. S. Starrett Co. Class B                                 400              10
* Starter Corp.                                           54,100             379
  State Street Boston Corp.                               62,000           2,790
* Station Casinos, Inc.                                   47,300             698
* Steris Corp.                                            21,800             700
* Sterling Chemicals, Inc.                                74,800             608
* Sterling Software, Inc.                                 23,037           1,437
  Stewart & Stevenson Services, Inc.                      24,182             614
  Stewart Enterprises, Inc. Class A                       16,900             621
  Stewart Information Services Corp.                      22,300             479
  Stolt-Nielson SA                                        21,100             607
  Stone & Webster, Inc.                                   19,200             689
* Stop & Shop Cos. Inc.                                   35,400             819
* Storage Technology Corp.                                39,091             933
* StrataCom, Inc.                                         27,600           2,022
* Stratus Computer, Inc.                                  25,400             879
  Strawbridge & Clothier Class A                          22,064             538
* Strouds, Inc.                                           62,000             256
* Structural Dynamics Research Corp.                      34,800           1,018
  Stryker Corp.                                           36,850           1,932
  Student Loan Corp.                                      27,300             928
  Student Loan Marketing Assn.                            55,000           3,623
* Submicron Systems Corp.                                 62,340             588
  Summit Bancorp                                          26,198             822
  Summit Properties, Inc.                                 25,300             503
* Summit Technology, Inc.                                 28,350             960
  Sun Communities, Inc.                                   19,900             525
* Sun Healthcare Group, Inc.                              58,700             792
  SunAmerica Inc.                                         40,050           1,902
  Sunbeam Corp.                                           55,600             848
  Sundstrand Corp.                                        22,400           1,576
* SunGard Data Systems                                    24,800             697
* Sunglass Hut International, Inc.                        47,200           1,115
  Sunrise Bancorp, Inc.                                   10,600             337
* Sunrise Medical, Inc.                                   30,000             555
  Super Food Services, Inc.                               31,200             406
* Supercuts, Inc.                                         41,800             340
  Superior Industries
    International, Inc.                                   18,719             494
  Surgical Care Affiliates, Inc.                          27,700             942
* Swift Energy Co.                                        39,690             476
* Swift Transportation Co., Inc.                          33,700             510
* Sybase, Inc.                                            51,840           1,860
* Sybron Corp.                                            44,800           1,064
* Sylvan Learning Systems, Inc.                           16,700             490
* Symantec Corp.                                          38,800             900
* Symbol Technologies, Inc.                               22,500             889
* Synopsys, Inc.                                          31,126           1,187
  Synovus Financial Corp.                                 54,500           1,553
  System Software Associates, Inc.                        26,550             574
* Systemed Inc.                                           63,400             289
* Systemix, Inc.                                          23,030             357
* TBC Corp.                                               54,875             466
  TCA Cable Television, Inc.                              27,500             765
  TCBY Enterprises, Inc.                                  78,500             314
  TCF Financial Corp.                                     24,600             815
* TCSI Corp.                                              25,900             473
  TECO Energy, Inc.                                       87,800           2,250
  TF Financial Corp.                                      20,000             304
* TGV Software, Inc.                                      33,500             310
  TIG Holdings, Inc.                                      44,800           1,277
  TJ International, Inc.                                  27,600             504
  TNP Enterprises, Inc.                                   26,800             502
  TNT Freightways                                         30,300             610
* T.P.I. Enterprises, Inc.                                97,900             294
  Talbots Inc.                                            24,600             707
* Talley Industries, Inc.                                 51,700             446
  Tambrands, Inc.                                         27,077           1,293
* Tanknology Environmental, Inc.                           1,900               3
  Taubman Co. REIT                                        60,900             609
* Tech Data Corp.                                         49,100             739
* Technical Communications Corp.                          14,000             107
* Technology Solutions Co.                                50,400             976
  Tecumseh Products Co. Class A                            6,700             349
  Tecumseh Products Co. Class B                           11,800             602
* Tejas Gas Corp.                                         14,175             749
  Tejon Ranch Co.                                         28,000             406
* Tekelec                                                 26,300             278
* Tele-Communications
    International, Inc. Series A                          87,300           1,981
  Teleflex Inc.                                           13,400             549
  Telephone & Data Systems, Inc.                          42,928           1,696
* Telescan, Inc.                                          11,700              92
  Telxon Corp.                                            36,300             814
* Tencor Instruments                                      22,300             543

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Teradyne, Inc.                                          80,618        $  2,015
  Terra Industries, Inc.                                  81,392           1,150
* Tesoro Petroleum Corp.                                  54,000             466
  Texas Industries, Inc.                                  16,757             888
* Thermedics, Inc.                                        42,000           1,165
* Thermo Cardiosystems Inc.                               18,000           1,390
* Thermo Electron Corp.                                   63,725           3,314
* Thermo Fibertek, Inc.                                   29,600             670
* Thermo Instrument Systems, Inc.                         54,950           1,854
* Thermolase Corp.                                        25,900             670
* Thermotrex Corp.                                        13,800             690
  Thiokol Corp.                                           18,000             610
  Tidewater, Inc.                                         37,900           1,194
  Tiffany & Co.                                           18,766             945
* Tiger Direct Inc.                                       15,400               4
* Todd Shipyards Corp.                                    73,100             429
* Tokos Medical                                           52,878             472
* Toll Brothers, Inc.                                     22,600             520
  Tootsie Roll Industries, Inc.                           13,878             550
* The Topps Co., Inc.                                     87,240             458
  The Toro Co.                                            18,900             621
  Tosco Corp.                                             25,066             956
  Total Petroleum
    (North America) Ltd.                                  57,400             560
  Total System Services, Inc.                             43,600           1,330
  Town & Country Trust                                    32,200             419
* Trans World Airlines                                    40,100             416
  Transatlantic Holdings                                  16,300           1,196
  Transpo Inc.                                            32,610             346
  Transtechnology Corp.                                   28,800             389
* TransTexas Gas Corp.                                    50,000             681
* Transworld Home Healthcare, Inc.                        33,600             296
* Tremont Corp.                                           49,309             820
* Triarc Cos., Inc.                                       50,900             560
  Trimas Corp.                                            23,200             438
* Trimble Navigation Ltd.                                 37,400             701
* Trimedyne, Inc.                                         29,100              70
  Trinity Industries, Inc.                                29,450             928
* Triton Energy Corp.                                     26,372           1,513
  True North Communications                               32,700             605
* Truevision Inc.                                         53,800             271
  Trustco Bank                                            29,176             644
  Trustmark Corp.                                         19,600             439
  Tucker Properties Corp.                                 37,300             326
* Tucson Electric Power Co.                              204,100             663
* Tuesday Morning, Inc.                                   52,100             290
* Tultex Corp.                                            84,300             348
  Turner Broadcasting Class A                             28,200             730
  Turner Broadcasting Class B                            127,100           3,305
* 20th Century Industries of CA                           34,400             684
* Tyco Toys, Inc.                                         85,398             384
  Tyson Foods, Inc.                                      107,607           2,831
* UAL Corp.                                               14,800           2,642
* UCAR International, Inc.                                31,200           1,053
  UGI Corp. Holding Co.                                   21,090             438
  UMB Financial Corp.                                     20,615             714
* UNC, Inc.                                               62,700             376
* URS Corp.                                               41,200             288
* USA Waste Service                                       46,899             885
* USDATA Corp., Inc.                                      25,950             386
* USG Corp.                                               32,400             972
* Ultramar Corp.                                          31,800             819
* Ultratech Stepper, Inc.                                 13,200             340
  Unifi, Inc.                                             47,225           1,045
  Union Bank of San Francisco                             25,625           1,384
* Union Corp.                                             27,300             505
  Union Pacific Resources Group, Inc.                     77,400           1,964
  Union Planters Corp.                                    27,246             868
  Union Texas Petroleum
    Holdings, Inc.                                        61,100           1,184
* Unique Mobility, Inc.                                   73,200             252
  United Asset Management Corp.                           20,100             771
  United Carolina Bancshare Corp.                         20,500             699
  United Cos. Finance Corp.                               35,626             944
  United Dominion Industries Ltd.                         35,185             761
  United Dominion Realty                                  36,700             550
* United Guardian, Inc.                                   31,800              52
  United Illuminating Co.                                 18,900             706
* United Insurance Cos., Inc.                             43,200             813
* United International Holdings, Inc.
    Class A                                               33,400             488
  United Jersey Bank Financial Corp.                      42,408           1,516
  US Bancorp, Inc.                                        15,600             519
  * U.S. Bioscience                                       92,041             426
* United States Cellular                                  62,450           2,108
* U.S. Energy Corp.                                       43,130             226
* U.S. Long Distance Corp.                                39,600             547
* US Physical Therapy, Inc.                                8,400             100
  U.S. Robotics Corp.                                     38,744           3,405
  United States Trust Corp.                               12,900             638
  United Stationers, Inc.                                 23,344             648
  United Television, Inc.                                 16,500           1,475
* United Waste Systems, Inc.                              11,600             429
  United Water Resources, Inc.                            48,944             587
  Unitil Corp.                                            18,700             393
  Unitrin Inc.                                            32,570           1,551
  Universal Corp.                                         21,900             534
  Universal Foods Corp.                                   16,862             677
  Universal Health Realty Income                          22,800             407
* Universal Health Services Class B                       22,500             998
* Universal Stainless &
    Alloy Products, Inc.                                  27,400             293
* Uranium Resources, Inc.                                  3,000              16
* Urohealth Systems Inc.                                  96,200             241
  Utilicorp United, Inc.                                  31,628             929
* UUnet Technologies, Inc.                                19,400           1,227

                                                                          Market
EXTENDED                                                                   Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* VLSI Technology, Inc.                                   30,800        $    556
* Vaalco Energy, Inc.                                      2,400               1
* Valassis Communication                                  28,400             497
  Valero Energy Corp.                                     31,600             774
  Valhi, Inc.                                             87,700             559
  Valley National Bancorp                                 48,661           1,217
  Valspar Corp.                                           14,200             634
  Value City Department Stores, Inc.                      68,100             460
* Value Health, Inc.                                      37,652           1,035
* ValuJet Inc.                                            36,700             904
* Vanguard Cellular Systems, Inc.
    Class A                                               26,787             539
* Varco International, Inc.                               65,100             781
  Varian Associates, Inc.                                 23,200           1,108
  Vastar Resources, Inc.                                  71,800           2,280
* Vectra Tech Inc.                                        25,800              55
* Vencor, Inc.                                            55,127           1,792
* Ventritex Inc.                                          30,100             529
* VeriFone, Inc.                                          27,200             779
* Veritas Software Corp.                                  17,000             638
  Versa Technology, Inc.                                  25,200             394
* Vertex Communications Corp.                             28,500             488
* Viasoft, Inc.                                           31,000             374
* Vicor Corp.                                             46,400             922
  Vicorp Restaurants, Inc.                                29,739             299
* Videolan Technologies, Inc.                             12,000             403
  Vigoro Corp.                                            15,100             932
* Viking Office Products                                  28,400           1,322
  Virco Manufacturing Corp.                               53,546             489
  Virginia Beach Federal
    Financial Corp.                                       37,550             289
* Vishay Intertechnology, Inc.                            42,486           1,338
  Vital Signs, Inc.                                       25,264             673
* Vivra, Inc.                                             22,500             565
* Vmark Software, Inc.                                    45,900             433
* Vons Cos., Inc.                                         31,500             890
  Vornado Realty Trust                                    18,498             694
  Vulcan International Corp.                               5,900             128
  Vulcan Materials Co.                                    26,500           1,527
* WHX Corp.                                               44,550             484
* WMS Industries, Inc.                                    33,600             550
  WPL Holdings, Inc.                                      21,000             643
  WPS Resources Corp.                                     15,000             510
* WSFS Financial Corp.                                    40,600             373
* Waban, Inc.                                             39,500             741
  Wabash National Corp.                                   25,200             561
  Wackenhut Corp.                                         28,200             508
  Wackenhut Corp. Class B                                  7,050             109
* Wainoco Oil Corp.                                      117,400             381
  Walden Residential Properties, Inc.                     24,400             509
* Wall Data Inc.                                          21,000             344
  Wallace Computer Services, Inc.                         15,900             868
  Warnaco Group                                           37,600             940
  Washington Energy Co.                                   39,077             728
  Washington Federal Inc.                                 30,090             775
  Washington Gas Light Corp.                              28,402             582
  Washington Mutual Inc.                                  49,523           1,424
  Washington National Corp.                               20,972             579
  Washington Post Co. Class B                              8,100           2,284
  Washington Real Estate
    Investment Trust                                      41,400             657
  Washington Water Power Co.                              36,100             632
* Watson Pharmaceuticals, Inc.                            36,102           1,769
  Watts Industries Class A                                26,200             609
  Wausau Paper Mills Co.                                  18,880             519
* Wave Technologies International                         40,800             237
* Wavephore, Inc.                                         25,000             489
* Weatherford Enterra Inc.                                52,960           1,529
  Del E. Webb Corp.                                       29,000             584
  Webster Financial Corp.                                 19,580             570
  Weingarten Realty Investors                             20,000             760
  Weis Markets, Inc.                                      28,800             814
  Wellman, Inc.                                           24,155             549
* Wellpoint Health Networks, Inc.
    Class A                                               72,600           2,332
  Werner Enterprises, Inc.                                32,500             650
  Wesco Financial Corp.                                    5,158             939
  West Co., Inc.                                          23,800             559
* Western Beef                                            15,360              84
* Western Digital Corp.                                   38,600             690
  Western Gas Resources, Inc.                             34,700             559
  Western National Corp.                                  40,500             653
* Western Publishing Group, Inc.                          45,700             363
  Western Resources, Inc.                                 47,286           1,578
* Westmark Group Holdings, Inc.                            4,000               8
* Roy F. Weston, Inc.                                     54,000             287
* Westpoint Stevens, Inc.                                 40,600             809
* Westwood One, Inc.                                      55,600             782
* WetSeal, Inc. Class A                                   54,800             380
  Wheelabrator Technologies                              135,406           2,268
* White River                                             13,342             500
* Whittaker Corp.                                         24,600             535
  John Wiley & Sons Class A                               26,400             865
* Clayton Williams Energy, Inc.                           30,000              90
* Williams Sonoma, Inc.                                   33,400             620
  Wilmington Trust Corp.                                  23,700             735
* Wind River Systems                                      16,800             486
  Windmere Corp.                                          54,997             392
* Wisconsin Central
    Transportation Corp.                                  12,100             792
  Wisconsin Energy Corp.                                  83,361           2,553
* Wisconsin Pharmacal Co.                                 37,600             110
  Wiser Oil Co.                                           29,600             355
  Witco Chemical Corp.                                    41,200           1,205
  Wolverine World Wide, Inc.                              37,100           1,169
* Wonderware Corp.                                        26,000             440

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* World Corp.                                             49,900       $     499
  World Fuel Services Corp.                               35,550             564
* WorldCom, Inc.                                         146,488           5,182
* Worldtex Inc.                                           83,744             481
  Wyle Electronics                                        22,700             797
* Wyman Gordon Corp.                                      63,200             869
* Xilinx, Inc.                                            49,600           1,507
* Xoma Corp.                                             141,900             501
  Xtra Corp.                                              10,200             433
  Yankee Energy Systems                                   20,477             517
  York International Corp.                                29,300           1,377
* Zebra Technologies Class A                              16,600             568
* Zenith Electronics Corp.                                83,443             574
  Zenith National Insurance Corp.                         29,560             632
* Zilog Inc.                                              20,900             765
  Zions Bancorp.                                          15,000           1,207
  Zurich Reinsurance Centre
    Holdings, Inc.                                        15,800             480
  Zurn Industries, Inc.                                   10,000             214
* Zycad Corp.                                            105,500             877
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (97.1%)(1)
  (Cost $1,075,908)                                                    1,478,249
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS (3.2%)
--------------------------------------------------------------------------------
                                                            Face
                                                          Amount
                                                           (000)
                                                      ----------
U.S. TREASURY BILL--Note D
  5.33%, 3/21/96                                       $     500             495
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
  Obligations in a Pooled Cash
  Account 5.89%, 1/2/96                                   48,522          48,522
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $49,016)                                                          49,017
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $1,124,924)                                                    1,527,266
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES   (-.3%)
--------------------------------------------------------------------------------
  Other Assets--Notes B and E                                             62,667
  Liabilities--Note E                                                    (66,720)
                                                                         -------
                                                                          (4,053)
--------------------------------------------------------------------------------


                                                                          Market
                                                                           Value
                                                                          (000)+
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 63,273,394 outstanding
    shares of beneficial interest
    (unlimited authorization)                                         $1,523,213
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $24.07
================================================================================

+   See Note A to Financial Statements.

*   Non-Income Producing Security.

(1) The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, and Standard & Poor's Midcap 400 Index futures contracts represents 99.9% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          Amount             Per
                                                           (000)           Share
                                                      ----------       ---------
  Paid in Capital                                     $1,099,154          $17.37
  Undistributed Net
    Investment Income                                         15              --
  Accumulated Net
    Realized Gains                                        22,165             .35
  Unrealized Appreciation
    (Depreciation)--Note D:
     Investment Securities                               402,342            6.36
     Futures Contracts                                      (463)           (.01)
--------------------------------------------------------------------------------
NET ASSETS                                            $1,523,213          $24.07
--------------------------------------------------------------------------------

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO                                          Shares          (000)+
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
* ABC Rail Products Corp.                                  9,500       $     211
* ADC Telecommunications, Inc.                            14,100             513
* AES Corp.                                               18,026             432
  AFLAC, Inc.                                             22,486             975
  AGCO Corp.                                              10,100             515
* AMR Corp.                                               17,893           1,328
  ARCO Chemical Co.                                       22,600           1,099
* AST Research, Inc.                                      28,795             248
  AT&T Corp.                                             382,012          24,735
  AT&T Capital Corp.                                      10,900             417
  Abbott Laboratories, Inc.                              190,329           7,946
* Ace Cash Express, Inc.                                   2,700              27
  Ackerley Communications, Inc.                            5,000              76
* Action Performance Cos., Inc.                           30,400             414
* Acuson Corp.                                            11,312             140
* Adaptec, Inc.                                           12,500             512
  Adobe Systems, Inc.                                     21,627           1,343
* Adtran, Inc.                                            17,400             950
* Advanced Magnetics, Inc.                                 7,000             186
* Advanced Micro Devices, Inc.                            23,560             389
* Advanced Technology
    Laboratories, Inc.                                    18,039             444
* Advanced Tissue Sciences Inc.                            9,600              97
  Advanta Corp. Class A                                    9,250             350
* Advantage Cos., Inc.                                     3,300              60
  Aetna Life & Casualty Co.                               27,150           1,880
  H.F. Ahmanson & Co.                                     26,723             708
* Air and Water Technologies
    Corp. Class A                                         15,400              94
  Air Products & Chemicals, Inc.                          26,729           1,410
  Airborne Freight Corp.                                  12,090             322
* AirTouch Communications                                117,872           3,330
  Alamo Group, Inc.                                       11,800             212
  Albank Financial Corp.                                  10,400             313
  Albemarle Corp.                                         29,815             578
  Alberto-Culver Co. Class B                              11,923             410
  Albertson's, Inc.                                       60,474           1,988
  Alco Standard Corp.                                     26,706           1,218
  Alex Brown, Inc.                                         7,280             306
  Alexander & Alexander
    Services, Inc.                                        13,920             264
  Alexander & Baldwin, Inc.                               10,000             232
* Alexander's, Inc.                                        5,300             368
* All American Semiconductor, Inc.                        37,200              87
* Alleghany Corp.                                          1,764             349
  Allegheny Ludlum Corp.                                  16,500             305
  Allegheny Power System, Inc.                            27,700             793
* Allegiant Physician Services                             6,400               6
  The Allen Group, Inc.                                   13,700             306
  Allergan, Inc.                                          14,929             485
* Alliance Entertainment                                  25,300             240
* Alliance Pharmaceutical Corp.                           27,000             366
* Alliance Semiconductor Corp.                            19,000             218
* Alliant Techsystems, Inc.                                8,600             435
  Allied Capital Commercial Corp.                         15,000             296
  Allied Capital Lending Corp.                            21,800             282
  AlliedSignal Inc.                                       67,894           3,225
* Allmerica Financial Corp.                               11,600             313
  Allmerica Property & Casualty Cos.                      14,300             386
  Allstate Corp.                                         107,507           4,421
  ALLTEL Corp.                                            44,500           1,313
* Allwaste, Inc.                                          22,700             108
* Altera Corp.                                            10,500             522
* Alumax, Inc.                                            10,841             332
  Aluminum Co. of America                                 42,384           2,241
* ALZA Corp.                                              19,131             473
* Amax Gold, Inc.                                         56,293             408
  AMBAC, Inc.                                              8,222             385
  Amcast Industrial Corp.                                 17,100             312
* Amdahl Corp.                                            50,873             432
  Amerada Hess Corp.                                      21,580           1,144
* America Online, Inc.                                    18,000             672
  American Annuity Group Inc.                             25,817             306
  American Bankers Insurance Group                         1,400              55
  American Brands, Inc.                                   45,297           2,021
* American Business Information, Inc.                     11,416             218
  American Classic Voyager Co.                            16,400             177
  American Electric Power Co., Inc.                       44,190           1,790
  American Exploration Co.                                   800               9
  American Express Co.                                   116,965           4,839
  American Financial Group, Inc.                          12,700             389
* American Freightways                                    16,104             168
  American General Corp.                                  48,620           1,696
  American Greetings Corp. Class A                        16,562             458
  American Health Properties, Inc.                        17,800             383
  American Health Properties
    Psychiatric Group                                      1,510              23
  American Home Products Corp.                            74,311           7,208
  American International Group, Inc.                     113,772          10,524
  American List Corp.                                     10,675             272
  American Media Class A                                  43,500             185
  American National Insurance Co.                          6,100             404
* American Oncology Resources, Inc.                       12,500             608
* American Power Conversion Corp.                         21,000             198
  American President Cos., Ltd.                            9,200             212
  American Re Corp.                                       11,300             462
* American Standard Cos., Inc.                            18,300             512
  American Stores Co.                                     35,190             941
  American Studios, Inc.                                  86,900             103
* Ameridata Technologies                                  19,400             187
  Ameritech Corp.                                        132,930           7,843
  Ametek, Inc.                                            16,100             302
  Amfed Financial, Inc.                                    3,700             125
* Amgen, Inc.                                             63,520           3,767

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  AMP, Inc.                                               52,204        $  2,003
  Amoco Corp.                                            119,130           8,562
* Amphenol Corp.                                          12,700             308
* Amsco International, Inc.                               22,585             336
  AmSouth Bancorp                                         14,174             572
  Amtech Corp.                                            21,475             113
* Amylin Pharmaceuticals, Inc.                            34,400             322
  Anadarko Petroleum Corp.                                13,400             725
* Analog Devices, Inc.                                    17,603             623
* Andrew Corp.                                             8,687             335
* Andros Inc.                                              6,700             105
  Angelica Corp.                                           6,600             135
  Anheuser-Busch Co., Inc.                                61,280           4,098
* Anixter International Inc.                              26,900             501
* AnnTaylor Stores Corp.                                  16,100             165
  Anthony Industries, Inc.                                 9,762             224
  Aon Corp.                                               25,748           1,284
  Apache Corp.                                            17,869             527
  Apple Computer, Inc.                                    28,555             908
  Apple South, Inc.                                       12,450             266
* Applied Bioscience
    International, Inc.                                   28,900             199
* Applied Digital Access, Inc.                            14,800             178
* Applied Materials, Inc.                                 41,600           1,635
  Arbor Drugs, Inc.                                       16,350             341
  Archer-Daniels-Midland Co.                             128,088           2,305
  Argent Bank                                              4,000              93
  Argonaut Group, Inc.                                    10,881             356
* Armco, Inc.                                             54,496             320
  Armor All Products Corp.                                 8,800             158
  Armstrong World Industries Inc.                          8,592             533
* Arrow Electronics, Inc.                                 11,199             483
* Artisoft, Inc.                                          26,104             168
  ASARCO, Inc.                                             9,924             317
* Ascend Communications, Inc.                             13,200           1,072
  Ashland Inc.                                            14,271             501
* Aspect Telecommunications                               13,700             457
* Associated Group, Inc.                                  14,700             272
* Associated Group, Inc. Class B                           2,000              37
  Astro-Med, Inc.                                         26,500             257
* Asyst Technologies, Inc.                                11,500             407
  Atlanta Gas Light Co.                                   20,400             403
  Atlanta Sosnoff Capital                                 19,700             286
  Atlantic Energy, Inc.                                   25,800             497
  Atlantic Richfield Co.                                  38,351           4,247
  Atlantic Southeast Airlines Inc.                         4,100              89
* Atlantic Tele-Network, Inc.                              5,000              54
* Atmel Corp.                                             22,100             492
  Atmos Energy Corp.                                       7,250             167
* Atwood Oceanics, Inc.                                   10,700             272
* Aura Systems, Inc.                                      65,281             369
  Autodesk, Inc.                                          10,590             363
  Automatic Data Processing, Inc.                         34,501           2,562
* AutoZone, Inc.                                          35,200           1,016
  Avemco Corp.                                            13,800             221
  Avery Dennison Corp.                                    12,187             611
  Aviall Inc.                                             24,219             227
  Avnet, Inc.                                             10,000             447
  Avon Products, Inc.                                     16,465           1,241
* BBN Corp.                                               13,200             543
  BHC Communications, Inc. Class A                         5,900             557
* BJ Services Co.                                         11,092             322
* BJ Services Co.
    Warrants Exp. 04/13/00                                   353               3
  BMC Industries, Inc.                                    24,800             577
* BMC Software, Inc.                                      11,400             486
  BMJ Financial Corp.                                     14,800             207
* BOK Financial Corp.                                      5,140             110
* BPI Packaging Technologies Inc.                         28,900              59
  BSB Bancorp, Inc.                                        4,471             113
* B.U.M. International, Inc.                              24,675              18
  Badger Paper Mills, Inc.                                 9,300             144
  Baker Hughes, Inc.                                      33,390             814
  Baldor Electric Co.                                      7,380             148
* Baldwin Technology Class A                              21,900             111
  Ball Corp.                                              12,201             335
  Ballard Medical Products                                22,266             398
  Baltimore Gas & Electric Co.                            35,453           1,010
  Banc One Corp.                                          94,087           3,552
  Bancorp Hawaii, Inc.                                    10,100             362
  Bandag, Inc.                                             5,638             305
  Bandag, Inc. Class A                                       538              28
  Bangor Hydro-Electric Co.                               21,800             251
  Bank of Boston Corp.                                    26,555           1,228
  The Bank of New York Co., Inc.                          46,186           2,251
  Bank North Group                                         7,000             268
  Bank South Corp.                                        13,800             421
  BankAmerica Corp.                                       89,832           5,817
  BankAtlantic Bancorp, Inc.                               2,981              55
  Bankers Corp.                                           13,896             227
  Bankers First Corp.                                      9,404             264
  Bankers Life Holding Corp.                              25,200             510
  Bankers Trust New York Corp.                            18,671           1,242
  BanPonce Corp.                                           9,477             369
* Banyan Systems, Inc.                                    16,100             165
  C.R. Bard, Inc.                                         12,218             394
  Barefoot, Inc.                                           9,400              97
* Barnes & Noble Inc.                                     14,676             426
  Barnes Group, Inc.                                       2,700              97
  Barnett Banks, Inc.                                     22,846           1,348
* Barr Labs Inc.                                          12,000             357
  Bassett Furniture Industries, Inc.                       8,363             192
  Battle Mountain Gold Co. Class A                        40,200             337
  Bausch & Lomb, Inc.                                     13,368             530

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  Baxter International, Inc.                              66,558        $  2,787
* Bay Networks                                            41,855           1,719
* Bay Ridge Bancorp, Inc.                                 12,600             277
  BayBanks, Inc.                                           4,400             431
  Bear Stearns Co., Inc.                                  27,589             548
  BeautiControl Cosmetics                                  9,600              94
  Beckman Instruments                                     10,868             384
  Becton, Dickinson & Co.                                 15,661           1,174
* Bed Bath & Beyond, Inc.                                 16,726             648
  Bell Atlantic Corp.                                    104,967           7,020
  Bell Bancorp, Inc.                                       8,200             295
* Bell Industries, Inc.                                   14,794             333
  BellSouth Corp.                                        238,110          10,358
  A. H. Belo Corp. Class A                                 9,100             316
  Bemis Co., Inc.                                         11,901             305
* Ben Franklin Retail Stores                               1,643               5
  Beneficial Corp.                                        12,706             592
  Bergen Brunswig Corp. Class A                            9,001             224
  W.R. Berkley Corp.                                       8,600             460
* Berkshire Hathaway                                         283           9,084
  Berkshire Realty Co., Inc.                              23,300             224
* Berlitz International, Inc.                             18,828             311
  Berry Petroleum Class A                                  6,800              69
* Bertucci's Holding Corp.                                47,600             241
* Best Buy, Inc.                                          15,100             245
* BET Holdings Inc. Class A                                4,700             107
* Bethlehem Steel Corp.                                   25,482             357
* Bettis Corp.                                             6,600              32
  Betz Laboratories, Inc.                                 12,300            504
* Beverly Enterprises Inc.                                27,179             289
* Biotechnology General                                   26,600             122
* Biogen, Inc.                                             8,500             521
* Biomet, Inc.                                            27,189             484
  Black & Decker Corp.                                    20,341             717
* Black Hawk Gaming &
    Development Co., Inc.                                 13,300              71
  E.W. Blanch Holdings, Inc.                              13,500             315
  Blimpie International, Inc.                             11,700             129
  Block Drug Co. Class A                                   6,442             225
  H & R Block, Inc.                                       24,856           1,007
  Boatmen's Bancshares, Inc.                              29,646           1,214
  Bob Evans Farms, Inc.                                   11,500             220
  Boddie-Noell Properties Inc.                            12,800             160
  The Boeing Co.                                          82,314           6,451
  Boise Cascade Corp.                                     10,638             368
  Borg-Warner Automotive, Inc.                            11,700             374
* Borland International, Inc.                             17,700             293
* Boston Market, Inc.                                     10,800             346
  Boston Edison Co.                                       20,000             590
* Boston Scientific Corp.                                 38,625           1,893
  Bowater, Inc.                                            8,500             302
  Brandon Systems Corp.                                    4,779             122
  Breed Technological Inc.                                15,700             290
  Briggs & Stratton Corp.                                 12,028             522
* Bright Voice Systems, Inc.                              17,000             234
* Brinker International, Inc.                             33,924             513
  Bristol-Myers Squibb Co.                               121,614          10,444
* Broadband Technologies, Inc.                            11,900             192
* Broderbund Software, Inc.                                6,488             395
* Brooklyn Bancorp, Inc.                                   8,500             345
  Brooklyn Union Gas Co.                                  11,550             338
* Brothers Gourmet Coffees, Inc.                          46,600             175
  Brown-Forman Corp. Class B                              15,951             582
  Browning-Ferris Industries, Inc.                        51,109           1,508
  Brunos Inc.                                                375               4
  Brunswick Corp.                                         21,597             518
  Bryn Mawr Bank Corp.                                     1,900             100
* Burlington Coat Factory
    Warehouse Corp.                                        9,675              99
* Burlington Industries                                    2,697              35
  Burlington Northern Santa Fe Corp.                      33,720           2,630
  Burlington Resources, Inc.                              29,800           1,170
  Burnham Pacific Properties, Inc.                        14,000             135
* Business Records Corp.                                   3,500             136
  CBI Industries, Inc.                                    18,291             601
  CCH Inc. Class A                                         3,500             194
  CCH Inc. Class B                                         7,500             415
* CFI ProServices, Inc.                                   18,869             277
  CFSB Bancorp, Inc.                                      13,516             280
* C-Cube Microsystems, Inc.                                7,800             489
  CIGNA Corp.                                             17,463           1,803
  CIPSCO, Inc.                                            12,800             499
  CMAC Investment Corp.                                      913              40
  CML Group, Inc.                                         14,700              75
  CMS Energy Corp.                                        19,961             596
* CNA Financial Corp.                                     14,533           1,650
  CPC International, Inc.                                 34,743           2,384
  CPI Corp.                                               10,000             160
  CRI Liquidating REIT, Inc.                              26,100              91
  CSX Corp.                                               50,806           2,318
* CUC International, Inc.                                 40,925           1,396
* Cabletron Systems, Inc.                                 17,217           1,394
  Cabot Corp.                                              8,600             463
* Cadence Design Systems, Inc.                            12,800             538
* Cadiz Land Co., Inc.                                    52,600             309
  Cadmus Communications                                    9,600             256
* Cal Fed Bancorp Inc.                                    30,400             479
* Caldor Corp.                                            57,300             186
  Calgon Carbon Corp.                                     34,800             418
  Caliber System Inc.                                      9,017             441
* California Federal Bank
    Goodwill Participation Certificates                    2,540              12
  Callaway Golf Co.                                       29,200             661
* CAM Designs, Inc.                                       11,600              97

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Camco International, Inc.                               16,800       $     470
* Cameron Ashley Building Products                        29,300             291
  Campbell Soup Co.                                       59,599           3,576
* Canandaigua Wine Co., Inc. Class A                       5,808             190
* Canonie Environmental
    Services Corp.                                         3,600              14
  Capital Bancorporation                                   5,100             189
  Capital Cities/ABC, Inc.                                36,720           4,530
  Capital One Financial Corp.                             15,008             358
  Capital Re Corp.                                        12,100             372
  Capitol American Financial Corp.                         8,500             192
* Capsure Holdings                                        20,100             354
  Caraustar Industries, Inc.                              18,300             370
  Cardinal Health, Inc.                                   11,575             634
* CareAdvantage, Inc.                                     43,000              13
  Caremark International, Inc.                            19,164             347
* Carmike Cinemas, Inc. Class A                           13,800             310
  Carnival Cruise Lines, Inc.                             66,972           1,632
  Carolina Power & Light Co.                              36,366           1,255
  Carpenter Technology Corp.                               9,500             391
  Carter-Wallace, Inc.                                    16,600             189
* Cascade Communications Corp.                             6,500             553
  Case Corp.                                              16,400             750
* Casino Magic Corp.                                      39,900             122
* Castle & Cooke, Inc.                                     4,700              79
* Catalina Marketing Corp.                                 7,080             444
* Catellus Development Corp.                              37,200             223
  Caterpillar, Inc.                                       47,198           2,773
* Catherines Stores                                       32,700             266
* Cellular Communications Series A                         7,100             356
* Cellular Technical Services Co.                          8,827             203
* Celtrix Labs                                            25,300              65
  Center Banks Inc.                                       14,800             213
  Centerior Energy Corp.                                  33,100             294
  Centex Corp.                                             9,836             342
* Centigram Communications                                14,600             286
* Centocor, Inc.                                          33,948           1,052
  Central & South West Corp.                              45,702           1,274
  Central Fidelity Banks, Inc.                             8,750             279
  Central Hudson Gas & Electric Corp.                     12,800             395
  Central Louisiana Electric Co.                          13,508             363
  Central Newspapers Inc.                                 14,050             441
  Central Reserve Life Corp.                              14,900             141
  Century Telephone Enterprises, Inc.                     13,580             431
* Ceridian Corp.                                          10,335             426
* Chalone Wine Group Ltd.                                 27,800             252
  Champion International Corp.                            23,252             976
* Chantal Pharmaceutical Corp.                            10,100             275
  Charming Shoppes, Inc.                                  11,392              33
  Charter One Financial                                   23,820             726
  The Chase Manhattan Corp.                               41,857           2,537
* Checkers Drive-In Restaurant                           119,550             121
  Chelsea GCA Realty, Inc.                                12,900             387
  Chemed Corp.                                             4,100             159
  Chemical Banking Corp.                                  60,454           3,552
  Chesapeake Corp. of Virginia                            10,217             303
  Chester Valley Bancorp.                                    992              19
  Chevron Corp.                                          156,372           8,209
* Cheyenne Software, Inc.                                 20,625             539
* Chic by H.I.S., Inc.                                    46,100             254
  Chiquita Brands International, Inc.                     19,235             264
* Chiron Corp.                                             9,613           1,063
  Chittenden Corp.                                         8,218             261
  Chrysler Corp.                                          91,242           5,052
  The Chubb Corp.                                         20,681           2,001
  Church and Dwight, Inc.                                 16,400             303
  Churchill Downs, Inc.                                    3,200             107
* Cidco, Inc.                                             10,200             259
  Cilcorp, Inc.                                            6,600             280
  Cincinnati Bell, Inc.                                   15,900             552
  Cincinnati Financial Corp.                              12,545             815
  Cincinnati Milacron, Inc.                                9,100             239
  CINergy Corp.                                           37,166           1,138
  Cintas Corp.                                            11,200             501
* Circon Corp.                                            16,200             327
  Circuit City Stores, Inc.                               23,236             642
* Circus Circus Enterprises Inc.                          24,641             687
* Cirrus Logic                                            14,500             287
* Cisco Systems, Inc.                                     65,128           4,864
  Citicorp                                               101,942           6,855
  Citizens Corp.                                          15,800             294
* Citizens Utilities Co. Class A                          53,702             685
  Clayton Homes Inc.                                      21,581             461
* Clear Channel Communications                             8,312             367
* Cliffs Drilling Co.                                     21,000             312
  The Clorox Co.                                          12,302             881
* Coast Savings Financial, Inc.                           15,000             519
  Coastal Corp.                                           24,816             924
* Coastal Physician Group, Inc.                           16,000             216
  Coca-Cola Bottling Co.                                   7,700             269
  The Coca-Cola Co.                                      303,735          22,552
  Coca-Cola Enterprises, Inc.                             31,200             835
  Coeur D'Alene Mines Corp.                               15,900             272
* Cognex Corp.                                            17,000             595
* Coleman Inc.                                            10,366             364
  Collective Bancorp, Inc.                                11,449             292
  Colgate-Palmolive Co.                                   34,451           2,420
* Coltec Inc.                                             20,200             235
* Columbia Gas Systems, Inc.                              11,698             513
  Columbia/HCA Healthcare Corp.                          106,447           5,402
  Comcast Corp. Class A                                   12,860             227
  Comcast Corp. Class A Special                           44,450             808
* Comdial Corp.                                           20,366             188
  Comdisco, Inc.                                          24,450             553

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  Comerica, Inc.                                          26,752        $  1,073
* Commander Aircraft Co.                                  28,600              95
  Commerce Bancshares, Inc.                                8,820             336
  Commercial Federal Corp.                                12,800             483
  Commercial Intertech Corp.                              12,200             221
  Commercial Metals Co.                                    9,600             238
* Community Healthcare Systems                             7,799             278
* Community Psychiatric Centers                           29,163             357
* COMPAQ Computer Corp.                                   63,580           3,052
* Compression Labs, Inc.                                  37,300             238
* CompUSA, Inc.                                           10,800             336
  Computer Associates
    International, Inc.                                   57,791           3,287
* Computer Sciences Corp.                                 13,384             940
* Compuware Corp.                                         12,500             234
  Comsat Corp.                                            10,700             199
  ConAgra, Inc.                                           58,983           2,433
* Cone Mills Corp.                                        16,500             186
* Conmed Corp.                                            11,068             274
  Connecticut Natural Gas Corp.                            2,400              56
  Connecticut Water Services, Inc.                         6,400             178
* Conner Peripherals, Inc.                                26,407             554
  Conrail, Inc.                                           18,848           1,319
  Conseco Co., Inc.                                        7,300             457
* Consilium, Inc.                                         18,700             224
  Consolidated Edison Co.
    of New York, Inc.                                     55,896           1,789
  Consolidated Freightways, Inc.                          11,200             297
  Consolidated Natural Gas Co.                            22,485           1,020
  Consolidated Papers                                     10,500             589
* Consolidated Stores, Inc.                               22,459             488
* Continuum Co.                                            9,900             391
* Control Data Corp.                                      28,533             563
  Cooper Industries, Inc.                                 25,912             952
  Cooper Tire & Rubber Co.                                19,452             479
* Coram Healthcare Corp.                                  25,408             111
* Cordis Corp.                                             4,300             432
  CoreStates Financial Corp.                              32,785           1,242
* Cornerstone Imaging, Inc.                               16,200             237
  Corning, Inc.                                           54,723           1,751
* Country Star Restaurants, Inc.                          18,600              37
  Countrywide Credit Industries, Inc.                     23,617             514
* Coventry Corp.                                           4,055              84
* Cox Communications Class A                              60,135           1,173
  Cracker Barrel Old Country
    Stores, Inc.                                          16,754             290
* Craig Corp.                                             14,577             144
  Crane Co.                                               14,648             540
* Cray Research, Inc.                                     14,009             347
* Creative Technology                                     28,300              38
* Credit Acceptance Corp.                                 23,400             480
* Cree Research, Inc.                                     33,200             494
  Crescent Real Estate Equities, Inc.                     11,500             392
  Crestar Financial Corp.                                  9,320             551
  Criimi Mae Inc.                                         15,900             133
  Crompton & Knowles Corp.                                21,500             285
* Crosscom Corp.                                          23,300             266
* Crown Books Corp.                                       29,100             338
* Crown Cork & Seal Co., Inc.                             20,835             870
  Crown Crafts, Inc.                                      22,600             260
* Crown Vantage, Inc.                                     17,424             244
* Cryomedical Sciences                                   111,300             230
  Cummins Engine Co., Inc.                                 9,066             335
* Cygne Designs, Inc.                                     59,800              54
* Cygnus Inc.                                             25,600             570
* Cypress Semiconductor Corp.                             18,200             232
  Cyprus AMAX Minerals Co.                                22,248             581
* Cytec Industries, Inc.                                   7,918             494
* Cytrex Corp.                                            23,600              27
* DMX Inc.                                                66,000             157
  DPL, Inc.                                               25,450             630
  DQE Inc.                                                17,600             541
* DSC Communications Corp.                                27,302           1,010
  DTE Energy Co.                                          34,696           1,197
* Daily Journal Corp.                                      3,100             126
  Dames & Moore, Inc.                                     17,800             216
  Dana Corp.                                              24,346             712
  Danaher Corp.                                           13,700             435
* Darden Restaurants Inc.                                 37,695             448
* Data Race, Inc.                                         63,400             341
* Dataware Technologies, Inc.                             28,700             244
  Dauphin Deposit Bank & Trust                            12,320             357
* Dave and Busters                                        20,640             253
* Davel Communications Group, Inc.                        22,000             289
  Dayton-Hudson Corp.                                     16,894           1,267
  Dean Foods Corp.                                         9,567             263
  Dean Witter Discover & Co.                              40,250           1,892
  Deere & Co.                                             61,892           2,182
* Dell Computer                                           21,200             738
  Delmarva Power & Light Co.                              14,200             323
* Delphi Information Systems Inc.                         35,900              49
  Delta Air Lines, Inc.                                   11,823             873
  Deluxe Corp.                                            19,336             561
  Dentsply International                                  13,100             523
* Department 56 Inc.                                      10,295             395
* Desoto, Inc.                                            17,000              60
* Destec Energy Inc.                                      30,200             415
* Detroit Diesel Corp.                                    14,200             264
  Developers Diversified Realty Corp.                     10,400             312
  Devon Energy Corp.                                      15,433             394
  Dexter Corp.                                            10,800             255
  Diagnostic Products Corp.                                8,100             307
  The Dial Corp.                                          21,524             638
* Dial Page, Inc.                                         15,400             242

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Diamond Offshore Drilling, Inc.                         13,000       $     439
  Diebold, Inc.                                            6,793             376
* Digi International, Inc.                                 3,600              68
* Digital Equipment Corp.                                 34,884           2,237
  Dillard Department Stores Class A                       27,250             777
* Dime Bancorp, Inc.                                      50,882             592
  Dimon Inc.                                              22,950             404
  The Walt Disney Co.                                    124,919           7,370
  Dole Food Co.                                           14,100             494
  Dollar General Corp.                                    16,212             336
  Dominion Resources, Inc.                                41,643           1,718
  R.R. Donnelley & Sons Co.                               36,502           1,437
  Donnelly Corp.                                          12,800             189
* Dovatron International Inc.                              9,957             340
* Dove Audio, Inc.                                        19,000             246
  Dover Corp.                                             27,242           1,005
  Dow Chemical Co.                                        64,580           4,545
  Dow Jones & Co., Inc.                                   22,495             897
* Dravo Corp.                                             20,039             240
* The Dress Barn, Inc.                                     7,400              72
  Dresser Industries, Inc.                                43,176           1,052
  Dreyer's Grand Ice Cream, Inc.                           9,400             316
* Drug Emporium, Inc.                                     71,570             291
  E.I. du Pont de Nemours & Co.                          133,112           9,301
* Dual Drilling Co.                                       32,200             370
  Duke Power Co.                                          49,311           2,336
  The Dun & Bradstreet Corp.                              40,472           2,621
  Duracell International, Inc.                            28,125           1,455
  Duriron Co., Inc.                                       13,150             307
  Duty Free International Inc.                             6,274             100
* Dynatech Corp.                                          14,200             243
  EG & G, Inc.                                            24,936             605
* EMC Corp.                                               54,000             830
* ESSEF Corp.                                              9,900             161
* ESS Technology, Inc.                                     1,300              30
  Eastern Bancorp, Inc.                                    8,800             232
  Eastern Enterprises                                      9,077             320
  Eastern Utilities Associates                             9,071             214
  Eastman Chemical                                        19,644           1,230
  Eastman Kodak Co.                                       81,977           5,492
  Eaton Corp.                                             18,496             992
  Echlin, Inc.                                            14,442             527
  Echo Bay Mines Ltd.                                     30,100             312
* Eckerd Corp.                                             8,000             357
  Ecolab, Inc.                                            14,692             441
  Edison Brothers Stores, Inc.                           142,600             267
* Edisto Resources Corp.                                  46,200             329
* Edo Corp.                                               17,800              89
* Education Alternatives, Inc.                            42,400             191
  A.G. Edwards & Sons, Inc.                               14,033             335
  El Paso Natural Gas                                      7,349             209
* Electronic Arts                                         12,900             338
* Electronics for Imaging, Inc.                           13,200             573
  Emerging Markets Infrastructure
    Fund, Inc.                                             4,400              46
  Emerson Electric Co.                                    53,917           4,408
  Empire District Electric Co.                            14,800             265
* Empire of Carolina, Inc.                                 8,900              62
* Emulex Corp.                                            23,950             250
  Energen Corp.                                            9,800             236
* Energy Ventures Inc.                                    13,900             351
  Engelhard Corp.                                         34,064             741
  Enova Corp.                                             27,100             644
  Enron Corp.                                             60,682           2,314
  Enron Global Power &
    Pipelines L.L.C.                                       4,000             100
  Enron Oil & Gas Co.                                     37,524             901
  ENSERCH Corp.                                           27,212             442
  Entergy Corp.                                           54,024           1,580
  Equifax, Inc.                                           36,700             784
  The Equitable Cos.                                      43,900           1,054
  Equitable of Iowa Co.                                   13,700             440
  Equitable Resources, Inc.                               13,900             434
  Equus Gaming Co. LP A Units                              1,000               3
  Essex Property Trust, Inc.                              15,200             293
* Ethan Allen Interiors Inc.                              14,600             297
  Ethyl Corp.                                             28,630             358
* Evergreen Media Corp.                                   11,500             368
* Exabyte Corp.                                           12,100             178
  Excel Realty Trust, Inc.                                11,600             238
  Exide Corp.                                             10,700             491
* Exide Electronics Group, Inc.                            7,138             104
  Expeditors International of
    Washington, Inc.                                       5,900             154
* Express America Holdings Co.                            13,400              46
* Express Scripts                                         10,900             550
* Exstar Financial Corp.                                   5,800               9
  Exxon Corp.                                            298,684          23,932
* FHP International Corp.                                 14,000             396
* FMC Corp.                                                8,576             580
  FMC Gold Co.                                            40,600             167
* FM Properties Inc.                                      35,900              58
  F.N.B. Corp.                                             8,538             184
  FPL Group, Inc.                                         44,134           2,047
* FTP Software, Inc.                                      13,300             387
  Factory Stores of America, Inc.                         15,500             203
  Fair Issac & Co.                                        11,300             287
  Family Dollar Stores, Inc.                              13,300             183
  Farmer Brothers, Inc.                                    1,500             205
  Fastenal Co.                                             8,800             374
  Fay's Drug Co.                                          10,075              76
  Fedders Corp.                                           30,045             173
  Fedders Corp. Class A                                   15,226              65
* Federal Express Corp.                                   13,521             999
  Federal Home Loan Mortgage Corp.                        43,408           3,625

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  Federal-Mogul Corp.                                      9,000       $     177
  Federal National Mortgage Assn.                         65,596           8,142
  Federal Paper Board Co., Inc.                           10,828             562
  Federal Signal Corp.                                    21,562             558
* Federated Department Stores                             48,800           1,342
  Ferro Corp.                                             12,200             284
  Fifth Third Bancorp                                     15,300           1,115
* 50-Off Stores, Inc.                                      7,400               8
* Figgie International Inc. Class A                        9,500             100
* Figgie International Inc. Class B                          900               9
* Filene's Basement Corp.                                 91,300             220
* FileNet Corp.                                            8,700             408
  Fina Inc.                                                6,300             318
  Fingerhut Co.                                           11,854             164
  Finova Group, Inc.                                      10,200             492
* First Alert, Inc.                                       21,700             190
  First American Bank Corp.                               14,800             657
  First American Corp. (Tenn.)                            11,600             551
  First American Financial Corp.                           9,600             257
  First Bancorp of Ohio                                    8,300             246
  First Bank System, Inc.                                 32,600           1,618
  First Chicago NBD Corp.                                 75,636           2,988
  First Citizens BancShares Class A                        2,000             109
  First Colony Corp.                                      11,524             292
  First Commerce Bancshares Inc.
    Class A                                                2,900              62
  First Commerce Corp.                                     9,192             292
  First Commonwealth Financial Corp.                       6,400             112
  First Data Corp.                                        52,495           3,511
  First Empire State Corp.                                 1,700             371
* First Federal Financial                                 21,800             308
  First Fidelity Bancorp.                                 19,278           1,453
  First Financial Bancorp                                  2,591              90
  First Financial Savings Assn.                            5,600             127
  First Hawaiian, Inc.                                    15,800             472
  First Interstate Bancorp.                               18,294           2,497
  First Michigan Bank Corp.                               12,573             347
  First Midwest Bancorp                                    9,300             270
  First Security Corp.                                    11,650             446
  First Source Corp.                                       1,636              38
  First Tennessee National Corp.                           8,400             507
  First Union Corp.                                       42,296           2,353
  First Union Real Estate                                 24,200             169
  First USA Inc.                                          13,600             604
  First Virginia Banks, Inc.                               7,407             309
  First Western Bancorp                                    7,822             214
  Firstar Corp.                                           17,566             696
  Firstbank Puerto Rico                                   17,325             388
  Firstier Financial Inc.                                 11,050             482
* FIserv, Inc.                                            11,200             335
  Fisher Scientific International Inc.                     5,000             167
  Fleet Financial Group, Inc.                             61,029           2,487
  Fleetwood Enterprises, Inc.                             23,858             614
  Fleming Cos., Inc.                                      14,236             294
  FlightSafety International, Inc.                         7,500             377
  Florida Progress Corp.                                  22,150             784
  Flowers Industries, Inc.                                 9,150             111
  Fluor Corp.                                             19,681           1,299
  Food Lion Inc. Class A                                 104,100             599
  Food Lion Inc. Class B                                   7,694              44
* Foodmaker, Inc.                                         31,700             186
  Ford Motor Co.                                         257,574           7,470
* Fore Systems, Inc.                                      11,400             679
* Foreland Corp.                                           2,700               4
  Foremost Corp. of America                                5,300             270
* Forest City Enterprise Class A                           4,300             139
* Forest Laboratories, Inc.                               10,792             488
* Forstmann & Co., Inc.                                    3,600               2
  Fort Wayne National Corp.                                7,400             236
  Foster Wheeler Corp.                                     9,579             407
* Foundation Health Co.                                   13,500             581
  Fourth Financial Corp.                                  12,000             489
* FoxMeyer Health Corp.                                    9,862             264
  Franklin Electric, Inc.                                  4,800             154
  Franklin Resources Corp.                                18,800             947
  Freeport-McMoRan, Inc.                                   5,133             190
  Freeport-McMoRan Copper &
    Gold Inc. Class A                                     11,512             322
  Freeport-McMoRan Copper &
    Gold Inc. Class B                                     37,013           1,041
  Fremont General Corp.                                   13,265             487
* Fresh Choice, Inc.                                      43,900             280
* Fritz Cos., Inc.                                        14,900             620
  Frontier Corp.                                          37,956           1,139
* Fruehauf Trailer Corp.                                  76,500             134
* Fruit of the Loom, Inc.                                 16,588             404
  Fulton Financial Corp.                                  11,700             238
  Fund American Enterprise
    Holding Co.                                            4,485             334
  G & L Realty Corp.                                      20,600             214
  GATX Corp.                                               6,500             316
* GC Cos.                                                  7,391             248
  GEICO Corp.                                             16,000           1,118
  GTE Corp.                                              233,579          10,277
  Gainsco, Inc.                                            9,046             103
  Arthur J. Gallagher & Co.                               10,300             384
  Gannett Co., Inc.                                       33,782           2,073
  The Gap, Inc.                                           33,974           1,427
* Gardner Denver Machinery, Inc.                          17,968             336
* Gartner Group, Inc.                                      9,400             450
* Gateway 2000 Inc.                                       17,700             433
  Gaylord Entertainment Class A                           22,115             614
* Genentech, Inc.                                         27,583           1,462
  General Binding Corp.                                   15,500             308

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  General Dynamics Corp.                                  14,658       $     867
  General Electric Co.                                   407,888          29,368
* General Instrument                                      31,000             725
  General Mills, Inc.                                     37,695           2,177
  General Motors Corp.                                   179,275           9,479
  General Motors Corp. Class E                           105,300           5,476
  General Motors Corp. Class H                            22,400           1,100
* General Nutrition Cos., Inc.                            26,800             623
  General Public Utilities Corp.                          27,800             945
  General Re Corp.                                        19,539           3,029
  General Signal Corp.                                    11,014             357
* Genetics Institute Inc.
    Depository Shares                                     12,800             688
* Gentex Corp.                                            13,500             299
* Geneva Steel Class A                                     6,000              41
* Gensia Inc.                                             30,500             156
  Genuine Parts Co.                                       29,201           1,197
* Genzyme Corp.                                            9,589             597
* Genzyme Corp. Tissue Repair                              4,700              75
  Georgia Gulf Corp.                                       8,802             271
  Georgia-Pacific Corp.                                   21,998           1,510
  Giant Food, Inc. Class A                                13,668             431
  Giant Industries, Inc.                                  29,700             364
* Gibson Greetings, Inc.                                  23,000             369
  Giddings & Lewis, Inc.                                   9,400             154
  Gilbert Associates, Inc. Class A                         5,000              61
* Gilead Sciences, Inc.                                   14,800             477
  Gillette Co.                                           106,584           5,556
  P.H. Glatfelter Co.                                     21,000             360
* Glenayre Technologies, Inc.                              9,350             582
* Global Industrial Technologies, Inc.                    18,591             351
* Global Natural Resources, Inc.                          21,600             227
* Global Village Communication                            21,900             417
* Go Video, Inc.                                          37,500              47
  Golden West Financial Corp.                             13,976             772
  The BF Goodrich Co.                                      6,000             409
  The Goodyear Tire & Rubber Co.                          36,572           1,659
* Goody's Family Clothing                                 19,550             176
  Gorman-Rupp Co.                                          3,825              59
  Goulds Pumps, Inc.                                       3,709              92
  W.R. Grace & Co.                                        22,776           1,347
  Graco, Inc.                                              5,600             171
  W.W. Grainger, Inc.                                     11,736             778
  Granite Construction Co.                                 9,200             291
  Graphic Industries, Inc.                                12,000             144
  Great Atlantic & Pacific Tea Co., Inc.                  16,701             384
  Great Lakes Chemical Corp.                              15,207           1,095
  Great Western Financial Corp.                           32,341             825
  Green Mountain Power Corp.                               9,700             269
  Green Point Financial Corp.                             12,900             343
  Green Tree Financial Corp.                              33,100             873
* Greyhound Lines, Inc.                                   67,400             291
* Groundwater Technology, Inc.                            22,300             309
* Gtech Holdings Corp.                                    20,100             523
  Guaranty National Corp.                                 13,500             208
  Guidant Corp.                                           23,740           1,003
  Guilford Mills, Inc.                                     8,300             169
* Gupta Corp.                                             33,200             166
  HBO and Co.                                              8,500             650
* HFS Inc.                                                11,500             940
  Halliburton Co.                                         26,842           1,359
* Hamburger Hamlet Restaurants                            24,000              16
  Hancock Fabrics, Inc.                                   13,800             124
  Handleman Co.                                           18,061             104
  Hannaford Brothers Co.                                  20,100             495
  Harcourt General, Inc.                                  17,415             729
  John H. Harland Co.                                     15,887             332
  Harley-Davidson, Inc.                                   18,612             535
  Harmon Industries, Inc.                                 15,300             230
  Harnischfeger Industries Inc.                           11,138             370
  Harper Group, Inc.                                       5,600             100
* Harrah's Entertainment, Inc.                            23,681             574
  Harris Corp.                                             9,108             498
* Harris Computer Systems                                  2,285              30
  Harsco Corp.                                             5,984             348
  Harte-Hanks Communications Co.                          14,700             290
  Hartford Steam Boiler Inspection &
    Insurance Co.                                          7,257             363
  Hasbro, Inc.                                            20,377             632
  Haverfield Corp.                                         6,270              88
  Hawaiian Electric Industries Inc.                       13,465             522
  Health Care Properties Investors                         8,600             302
  Health Care REIT, Inc.                                  10,200             184
* Health Management Associates
    Class A                                               16,200             423
* Health Management Systems, Inc.                         10,200             395
* Health Professionals, Inc.                               6,700               2
  Health and Retirement
    Properties Trust                                      16,300             265
* Health Systems                                          11,800             379
* HealthCare Compare Corp.                                11,200             489
* Healthcare & Retirement Corp.                            6,400             224
* Healthdyne Inc.                                         22,600             198
* Healthdyne Information
    Enterprises, Inc.                                     17,700              42
* Healthdyne Technologies, Inc.                           13,746             156
* Healthsource, Inc.                                      14,800             533
* HEALTHSOUTH Corp.                                       21,530             627
* Healthwise of America Inc.                              10,840             421
* Heartland Express, Inc.                                 12,999             263
  Hechinger Co. Class A                                   55,300             245
  Hechinger Co. Class B                                    5,118              24
* Hecla Mining Co.                                        32,800             226
  Heilig-Meyers Co.                                       10,100             186

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  H.J. Heinz Co.                                          87,696        $  2,905
  Helmerich & Payne, Inc.                                 10,793             321
  Herbalife International, Inc.                            8,100              71
  Hercules, Inc.                                          26,886           1,516
  Hershey Foods Corp.                                     18,510           1,203
  Hewlett-Packard Co.                                    125,826          10,538
  Hibernia Corp. Class A                                  29,022             312
  Hillenbrand Industries, Inc.                            16,300             552
  Hilton Hotels Corp.                                     11,388             700
* Hinsdale Financial Corp.                                12,375             272
* Hogan Systems, Inc.                                     14,400             196
  Holly Corp.                                             11,100             251
* Hollywood Park, Inc.                                    20,100             201
  Home Depot, Inc.                                       114,260           5,470
  Home Financial Corp.                                     2,581              40
* Home Shopping Network, Inc.                             43,300             390
  Homeland Bankshares Corp.                                5,600             165
  Homestake Mining Co.                                    31,881             498
  Honeywell, Inc.                                         30,098           1,464
  Horace Mann Educators Corp.                              9,500             297
  Horizon Financial Corp.                                 14,320             192
  Hormel Foods Corp.                                      17,400             428
* Horsehead Resource Development
    Co., Inc.                                             19,600              86
* Host Marriott                                           36,724             487
  Household International, Inc.                           23,518           1,391
  Houston Industries, Inc.                                63,068           1,529
* Hovnanian Enterprises Class A                           27,800             209
  Hubbell Inc. Class A                                       700              43
  Hubbell Inc. Class B                                     8,250             542
  Hudson Foods Inc. Class A                               17,200             297
* Humana, Inc.                                            38,446           1,052
* Human Genome Sciences, Inc.                              5,800             221
* Hungarian Teleconstruct Corp.                           12,000              41
  Hunt Manufacturing Co.                                  15,700             273
  J.B. Hunt Transport Services, Inc.                      11,100             187
  Huntington Bancshares Inc.                              31,957             763
* Hyperion Software Corp.                                 14,348             307
  IBP, Inc.                                               11,100             561
  ICN Pharmaceuticals                                     10,147             195
* IEC Electronics Corp.                                   32,600             293
* IGI, Inc.                                               11,490              95
* IHOP Corp.                                               2,600              67
  IMC Global Inc.                                         13,606             556
  IRT Property Co.                                        27,200             252
* I-STAT Corp.                                             7,500             242
* ITT Corp.                                               27,800           1,473
* ITT Hartford Group, Inc.                                27,400           1,325
  ITT Industries, Inc.                                    27,400             658
  Idaho Power Co.                                         14,200             426
  Ideon Group                                             32,100             325
* IDEX Corp.                                               9,750             400
* IDEXX Laboratories                                      11,700             547
  Illinois Central Corp.                                   9,700             372
  Illinois Tool Works, Inc.                               27,764           1,638
  Illinova Corp.                                          17,400             522
* Image Business Systems Corp.                            23,400               1
* Immucor Inc.                                            28,000             263
* Immulogic Pharmaceutical Corp.                          10,400             198
* Immune Response                                         70,517             399
* Immunomedics Inc.                                       14,400              85
* Infinity Broadcasting Corp.                             13,312             496
* Information Resources, Inc.                             21,835             266
* Informix Corp.                                          31,700             953
  Ingersoll-Rand Co.                                      25,225             886
* Inland Steel Industries, Inc.                           16,300             410
* Innovative Gaming Corp.                                 10,050              73
* Insilco Corp.                                            4,600             149
* Insituform Technologies Class A                         13,600             156
* Insurance Auto Auctions, Inc.                            3,000              33
  Integon Corp.                                           13,020             269
  Integra Financial Corp.                                  7,500             473
* Integrated Device Technology Inc.                       18,300             237
  Integrated Health Services, Inc.                         9,600             240
  Intel Corp.                                            198,356          11,269
  Intelligent Electronics Inc.                            21,714             132
  Interface, Inc.                                         14,000             241
* Intergraph Corp.                                        29,073             462
* Interim Services, Inc.                                   8,900             308
  International Business
    Machines Corp.                                       137,006          12,570
* International Dairy Queen, Inc.
    Class A                                               14,988             345
* International Dairy Queen, Inc.
    Class B                                                2,300              55
* International Family
    Entertainment, Inc. Class B                           15,500             254
  International Flavors &
    Fragrances, Inc.                                      26,811           1,287
  International Game Technology                           29,402             320
* International Jensen                                    35,400             246
* International Lottery & Totalizator
    Systems, Inc.                                         54,900              79
  International Multifoods Corp.                          11,181             225
  International Paper Co.                                 61,114           2,315
* International Specialty Products, Inc.                  16,100             175
* International Technology                               103,400             271
* Interneuron Pharmaceutical, Inc.                        21,700             551
  Interpublic Group of Cos., Inc.                         18,200             789
  Interstate Bakeries                                     16,600             371
* Intuit, Inc.                                            10,200             797
  Ipalco Enterprises, Inc.                                 8,900             339
  Irwin Financial Corp.                                    6,200             247
  ISCO, Inc.                                              22,085             213
* ISIS Pharmaceuticals, Inc.                               4,500              59

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  IVAX Corp.                                              27,600       $     787
* JMC Group Inc.                                           5,200               5
  JSB Financial                                            8,301             264
* Jacobs Engineering Group Inc.                           17,100             428
  James River Corp.                                       19,841             479
  Jefferson-Pilot Corp.                                   17,165             798
* Jefferson Smurfit Corp.                                 25,300             239
  Johnson & Johnson                                      155,467          13,312
  Johnson Controls, Inc.                                   9,712             668
* Jones Apparel Group, Inc.                               12,500             492
  Jostens Inc.                                            16,240             394
  Juno Lighting, Inc.                                      5,300              83
  Justin Industries, Inc.                                  5,700              62
* KLA Instruments Corp.                                   11,400             298
  Kmart Corp.                                            108,053             783
  KN Energy, Inc.                                          1,379              40
  K U Energy Corp.                                        11,600             348
* Kaiser Aluminum & Chemical Corp.                        33,500             436
* Kaneb Services, Inc.                                   129,900             292
  Kansas City Life Insurance Co.                           2,400             127
  Kansas City Power & Light Co.                           14,400             376
  Kansas City Southern Industries, Inc.                   10,162             465
  Kaufman & Broad Home Corp.                              14,226             212
  Kaydon Corp.                                             9,400             286
  Kellogg Co.                                             52,765           4,076
  Kelly Services, Inc. Class A                            18,275             514
  Kemper Corp.                                             7,900             392
  Kerr-McGee Corp.                                        11,879             754
* Kevlin Corp.                                             2,200               9
  KeyCorp                                                 54,359           1,971
  Keystone Financial, Inc.                                 2,562              77
  Keystone International, Inc.                             9,400             188
  Kimball International, Inc. Class B                     10,900             275
  Kimberly-Clark Corp.                                    65,986           5,460
  Kimco Realty Corp.                                      11,550             315
  Kinetic Concepts, Inc.                                  15,300             185
* King World Productions, Inc.                             8,900             346
  Knight-Ridder, Inc.                                     11,935             746
* Kohls Corp.                                              8,600             452
* Komag, Inc.                                              9,900             454
* The Kroger Co.                                          29,417           1,103
  Kuhlman Corp.                                           23,576             295
* LCI International, Inc.                                 29,526             605
  LG&E Energy Corp.                                        7,150             302
  LSI Industries Inc.                                     23,782             389
* LSI Logic Corp.                                         30,500             999
  LTC Properties, Inc.                                    12,900             194
* LTV Corp.                                               24,100             331
* LTX Corp.                                                6,200              57
  La Quinta Inns Inc.                                     11,475             314
* Laboratory Corp. of America                             26,348             247
  Lafarge Corp.                                           29,800             559
* LAM Research Corp.                                       9,750             445
  Lancaster Colony Corp.                                   6,400             239
  Lance, Inc.                                              5,721              93
* Lancer Corp.                                            21,550             302
* Lands' End, Inc.                                        15,600             213
* Lattice Semiconductor Corp.                             11,650             381
  Lawter International Inc.                               16,534             192
* Lazare Kaplan International, Inc.                       16,700             133
* Lear Seating Corp.                                      19,100             554
  Lee Enterprises, Inc.                                   19,200             442
  Leggett & Platt, Inc.                                   19,800             480
  Lehman Brothers Holdings, Inc.                          23,888             508
  Lennar Corp.                                             7,800             196
* Leslie Fay Co.                                          15,200               1
  Leucadia National Corp.                                 13,200             330
  Libbey, Inc.                                             3,000              68
  Liberty Bancorp, Inc. (Oklahoma)                         7,100             266
* Liberty Media Group Class A                             33,131             888
* Liberty Media Group Class B                              1,050              29
  Life Partners Group, Inc.                               11,600             158
  Life Re Corp.                                            4,700             118
* Lifecore Biomedical Inc.                                 7,300             138
  Eli Lilly & Co.                                        132,216           7,437
  Lilly Industries Inc. Class A                           17,168             219
  The Limited, Inc.                                       84,551           1,469
* Lin Television                                          15,516             465
* Lincare Holdings Inc.                                   16,800             418
  Lincoln National Corp.                                  24,852           1,336
* Lindsay Manufacturing Co.                                2,900             111
  Linear Technology Corp.                                 17,496             689
* Liposome Co., Inc.                                      10,000             201
* Littelfuse, Inc.                                         6,200             226
* Litton Industries, Inc.                                 10,369             461
  Liz Claiborne, Inc.                                     16,974             471
* Lockheed Martin Corp.                                   47,785           3,775
  Loctite Corp.                                            8,400             399
  Loews Corp.                                             28,300           2,218
  Logicon, Inc.                                            3,200              88
* Lone Star Casino Corp.                                  49,900               6
* Lone Star Steakhouse & Saloon                           11,000             421
  Long Island Lighting Co.                                27,235             446
  Longview Fiber Co.                                      19,830             322
  Loral Corp.                                             40,284           1,425
* Loronix Information Systems                             27,100              72
  Louisiana Land & Exploration Co.                         7,999             343
  Louisiana-Pacific Corp.                                 25,500             618
  Lowes Cos., Inc.                                        37,514           1,257
  Lubrizol Corp.                                          15,300             426
* L. Luria & Son, Inc.                                     5,100              26
* Lynx Therapeutic                                         2,268               2
  Lyondell Petrochemical Co.                              18,546             424
  MBIA, Inc.                                               9,800             735

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  MBNA Corp.                                              34,963        $  1,289
  MCI Communications Corp.                               162,490           4,255
  MCN Corp.                                               15,100             351
* MEMC Electronic Materials, Inc.                          9,900             323
* MFS Communications Co., Inc.                            15,300             819
  MGIC Investment Corp.                                   13,902             754
* MGM Grand Inc.                                          17,800             409
* MTL, Inc.                                               17,400             239
  MTS Systems Corp.                                        9,800             325
* MacFrugal's Bargains Close-Outs, Inc.                   11,300             158
  The Macerich Co.                                        12,600             252
* Macromedia                                               8,200             427
  Madison Gas & Electric Co.                               2,600              91
* Mafco Consolidated                                       7,744             139
* Magma Copper Co. Class B                                17,820             497
  Magna Group                                              3,448              82
  Mallinckrodt Group, Inc.                                17,496             636
  Manor Care Inc.                                         14,251             499
  Manpower Inc.                                           18,100             509
  Manufactured Home
    Communities, Inc.                                     22,400             392
* Manville Corp.                                          27,800             365
  Mapco Inc.                                               6,500             355
* Marcam Corp.                                            17,500             263
  Marion Capital Holdings                                  1,500              30
  Mark IV Industries, Inc.                                29,057             574
* Markel Corp.                                             4,400             326
* Marquette Electronics Class A                            1,304              27
  Marsh & McLennan Cos., Inc.                             17,517           1,555
  Marshall & Ilsley Corp.                                 22,251             577
  Marriott International                                  30,224           1,156
* Marshall Industries                                     11,528             370
* Martek Biosciences Corp.                                11,700             291
* Marvel Entertainment Group                              24,534             319
  Masco Corp.                                             37,512           1,177
  MascoTech Inc.                                          15,800             172
  Masland Corp.                                           10,400             146
* Material Sciences Corp.                                 11,250             167
  Mattel, Inc.                                            52,256           1,607
* Maxicare Health Plans Inc.                               6,900             187
* Maxim Integrated Products, Inc.                         14,200             547
* Maxxam Inc.                                              6,300             222
  May Department Stores Co.                               59,800           2,527
  Maytag Corp.                                            24,436             495
* McAfee Associates, Inc.                                 10,469             449
  McClatchy Newspapers, Inc.                              10,600             242
  McCormick & Co., Inc.                                   18,017             437
  McDermott International, Inc.                           11,302             249
  McDonald's Corp.                                       166,620           7,519
  McDonnell Douglas Corp.                                 27,229           2,505
  The McGraw-Hill Cos.                                    11,903           1,037
  McKesson Corp.                                          10,403             527
* McMoRan Oil and Gas                                     78,400             262
* McWorter Technologies Inc.                              10,800             159
  The Mead Corp.                                          13,059             682
* Medaphis Corp.                                          20,816             773
* Medar, Inc.                                             34,900             281
  Media General, Inc. Class A                              5,000             152
* MedImmune Inc.                                          11,500             229
  Meditrust                                               11,600             405
  Medtronic, Inc.                                         55,564           3,105
* Megafoods Stores, Inc.                                   5,100               1
  Mellon Bank Corp.                                       35,231           1,894
  Melville Corp.                                          24,170             743
* Men's Wearhouse, Inc.                                   13,950             363
  Mentor Corp.                                            13,496             312
* Mentor Graphics Corp.                                   22,400             406
  Mercantile Bancorp, Inc.                                12,919             594
  Mercantile Bankshares Corp.                             11,600             321
  Mercantile Stores Co., Inc.                              8,390             388
  Merck & Co., Inc.                                      297,285          19,546
  Mercury Finance Co.                                     40,949             543
  Mercury General Corp.                                    6,500             309
  Meredith Corp.                                          12,750             534
  Meridian Bancorp, Inc.                                  13,096             610
  Meridian Diagnostics, Inc.                              19,029             211
  Merrill Lynch & Co., Inc.                               42,048           2,144
* Mesa Airlines, Inc.                                     44,800             400
  Methode Electronics, Inc. Class A                        3,051              43
* Metrocall, Inc.                                         12,300             234
* Fred Meyer, Inc.                                        16,000             360
  Michael Foods, Inc.                                     19,300             227
* Micrion Corp.                                           25,400             270
* Micro Warehouse Inc.                                     9,700             422
* Micron Electronics, Inc.                                20,200             218
  Micron Technology Inc.                                  49,700           1,969
* Microsoft Corp.                                        141,094          12,390
  Mid Am Inc.                                              5,408              89
  Mid Atlantic Realty Trust                               30,000             259
* Mid Atlantic Medical Services                           22,500             546
* Mid-American Waste Systems, Inc.                        60,300             211
  Midamerican Energy Co.                                  39,600             663
  Middlesex Water Co.                                      6,000             111
  Midlantic Corp.                                         12,000             788
  Herman Miller, Inc.                                      7,329             222
  Millipore Corp.                                         11,038             454
* Milwaukee Land Co.                                       7,700              57
  Minerals Technologies, Inc.                             10,600             387
  Minnesota Mining &
    Manufacturing Co.                                    100,806           6,678
  Minnesota Power & Light Co.                              8,800             250
* Mirage Resorts, Inc.                                    21,450             740
  Mitchell Energy & Development
    Corp. Class A                                          6,200             115

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Mobil Corp.                                             95,294        $ 10,673
* Mobile Telecommunications
    Technologies Corp.                                    14,700             314
* Mobilemedia Corp.                                       12,000             266
  Modine Manufacturing Co.                                 5,862             142
* Mohawk Industries, Inc.                                 16,400             251
* Molecular Biosystems, Inc.                              32,600             224
  Molex, Inc.                                             23,296             745
  The Money Store                                         23,062             360
  Monsanto Co.                                            27,787           3,404
  Montana Power Co.                                       12,900             292
  J.P. Morgan & Co., Inc.                                 45,171           3,625
* Morgan Products Ltd.                                     9,300              55
  Morgan Stanley Group, Inc.                              30,016           2,420
  Morrison Restaurants                                    10,875             152
  Morton International, Inc.                              35,643           1,279
  Mosinee Paper Corp.                                      3,520              92
  Motorola, Inc.                                         142,064           8,098
* Mueller Industries Inc.                                  2,000              59
* Multicare Cos., Inc.                                     8,900             214
  Murphy Oil Corp.                                        10,200             423
* Musicland Stores Corp.                                  28,200             120
* Mycogen Corp.                                           17,700             303
  Mylan Laboratories, Inc.                                27,450             645
  NAC Re Corp.                                             9,500             342
  NCH Corp.                                                3,300             191
* NCI Building Systems, Inc.                              11,300             278
* NFO Research Inc.                                       11,635             303
  NIPSCO Industries Inc.                                  14,430             552
  NPC International Class A                               15,100             108
* NS Group Inc.                                           72,500             181
  N.S. Bancorp Inc.                                        3,900             152
  NYMAGIC, Inc.                                            5,000              85
  Nabisco Holdings Corp. Class A                           9,600             313
* Nabors Industries, Inc.                                 47,500             528
  NACCO Industries, Inc. Class A                           3,669             204
  Nalco Chemical Co.                                      15,300             461
  Nash-Finch Co.                                           3,900              70
  Nashua Corp.                                             3,800              52
* National Auto Credit Co.                                19,939             324
  National Bankcorp of Alaska Inc.                         3,700             244
* National City Bancorporation                             7,189             155
  National City Corp.                                     34,697           1,149
  National Fuel & Gas Co.                                 13,700             461
* National Gaming Corp.                                   20,680             243
  National Health Investors REIT                          13,400             444
  National Presto Industries, Inc.                         2,937             117
  National Re Holdings Corp.                               9,000             342
* National Semiconductor Corp.                            29,818             663
  National Service Industries, Inc.                       11,291             366
* National Steel Corp. Class B                            24,400             314
  NationsBank, Inc.                                       68,527           4,771
  Nationwide Health Properties, Inc.                      10,900             458
* Navistar International Corp.                            15,316             161
  Neiman Marcus Group Inc.                                14,596             343
* Nellcor Puritan Bennett, Inc.                            6,200             362
  Thomas Nelson, Inc.                                      8,250             107
* Neostar Retail Group                                    19,800             145
* Netscape Communications Corp.                            9,000           1,252
* Network General Corp.                                   13,156             436
* Neurogen Corp.                                          13,500             367
  Nevada Power Co.                                        21,648             482
  New England Electric System                             14,700             582
  New Jersey Resources Corp.                               3,800             114
* New Mexico & Arizona Land Co.                           20,240             243
  New Plan Realty Trust                                   19,949             436
  New York Bancorp Inc.                                    4,290              97
  New York State Electric & Gas Corp.                     16,900             437
  New York Times Co. Class A                              22,939             680
* Newcare Health Corp.                                       252               1
  Newell Co.                                              37,794             978
  Newhall Land & Farming Co.                              17,700             301
  Newmont Gold Co.                                        22,609             989
  Newmont Mining Corp.                                    20,725             938
* News Communications, Inc.                                  500               2
* Nexstar Pharmaceuticals Inc.                            19,272             320
* Nextel Communications                                   45,100             668
  Niagara Mohawk Power Corp.                              33,296             320
  NICOR, Inc.                                             11,156             307
  Nike, Inc. Class B                                      34,250           2,385
* Nine West Group, Inc.                                    8,000             300
  Noble Affiliates, Inc.                                  10,800             323
* Noble Drilling Corp.                                    47,500             425
  NorAm Energy Corp.                                      18,354             163
* Norand Corp.                                             8,100              96
* Nord Resources Corp.                                   135,800             306
  Nordson Corp.                                            4,700             267
  Nordstrom, Inc.                                         19,575             790
  Norfolk Southern Corp.                                  31,241           2,480
* Nortek, Inc.                                            14,800             174
  North American Mortgage                                 15,300             325
* North American Vaccine, Inc.                            23,800             336
  North Fork Bancorporation, Inc.                          8,400             212
  Northeast Utilities                                     29,800             726
  Northern States Power Co.                               15,573             765
  Northern Trust Corp.                                    13,400             746
  Northrop Grumman Corp.                                  11,970             766
* Northstar Health Services, Inc.                         21,850             130
* Northwest Airlines Corp. Class A                        21,300           1,085
  Northwest Natural Gas Co.                                2,500              82
  Norwest Corp.                                           85,058           2,807
* NovaCare, Inc.                                          15,488              79
* Novavax, Inc.                                            7,890              30
* Novell, Inc.                                            88,952           1,262

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
                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Novellus Systems, Inc.                                   4,300       $     233
* Noxso Corp.                                             36,200             190
  Nucor Corp.                                             21,102           1,205
* Nu-Kote Holding, Inc. Class A                           17,400             298
  NYNEX Corp.                                            102,500           5,535
  OEA, Inc.                                               10,900             326
* OHM Corp.                                               12,100              89
* O'Brien Environmental Energy
    Inc. Class A                                          12,900              10
  Occidental Petroleum Corp.                              76,555           1,636
* Oceaneering International, Inc.                         25,000             322
* Octel Communications Corp.                              12,000             388
* Office Depot, Inc.                                      35,425             700
* Officemax Inc.                                          18,700             418
  Ogden Corp.                                             23,745             508
  Ohio Casualty Corp.                                      7,744             298
  Ohio Edison Co.                                         35,501             834
  Oil-Dri Corp. of America                                12,200             191
  Oklahoma Gas & Electric Co.                              9,700             417
  Old Kent Financial Corp.                                10,392             426
  Old Republic International Corp.                        12,200             433
  Olin Corp.                                               5,700             423
  Olsten Corp.                                             9,750             385
  Omega Healthcare Investors, Inc.                         9,800             261
  Omega Financial Corp.                                    3,508             114
  Omnicom Group Inc.                                      17,000             633
* Oncor Inc.                                              46,000             207
  One Valley Bancorp of
    West Virginia Inc.                                     6,000             188
* Oneita Industries                                       25,730             167
  ONEOK, Inc.                                             12,209             279
* Oracle Corp.                                           104,214           4,416
  Oregon Steel Mills, Inc.                                17,300             242
* OrNda Healthcorp                                        13,751             319
* Ortel Corp.                                             14,900             165
* Oryx Energy Co.                                         22,127             296
  Otter Tail Power Co.                                       902              32
* Outback Steakhouse                                      11,600             417
  Outboard Marine Corp.                                   17,252             352
  Overseas Shipholding Group Inc.                         14,800             281
  Owens & Minor, Inc. Holding Co.                         14,250             182
* Owens-Corning Fiberglas Corp.                           11,852             532
* Owens-Illinois, Inc.                                    26,928             390
* Oxford Health Plan                                       7,900             583
  Oxford Industries, Inc.                                  4,800              80
  PECO Energy Corp.                                       52,522           1,582
  PHH Corp.                                                2,900             136
  The PMI Group Inc.                                       8,500             385
  PNC Bank Corp.                                          54,602           1,761
  PP&L Resources Inc.                                     37,802             945
  PPG Industries, Inc.                                    48,838           2,234
  Paccar, Inc.                                             8,739             368
  Pacific Enterprises                                     20,070             567
  Pacific Gas & Electric Co.                             101,751           2,887
  Pacific Telesis Group                                  102,972           3,462
* Pacificare Health Systems Inc.
    Class A                                                4,600             398
* Pacificare Health Systems Inc.
    Class B                                                2,800             244
  PacifiCorp                                              67,138           1,427
* Paging Network Inc.                                     24,000             578
  PaineWebber Group, Inc.                                 22,800             456
  Pall Corp.                                              27,154             730
  Panhandle Eastern Corp.                                 35,744             996
* Parametric Technology Corp.                             14,400             956
  Parker Hannifin Corp.                                   17,518             600
  Paychex, Inc.                                           10,175             506
  Penn Virginia Corp.                                      2,500              82
  Penncorp Financial Group Inc.                            9,900             291
  J.C. Penney Co., Inc.                                   54,506           2,596
  Pennzoil Co.                                            10,272             434
  Pentair, Inc.                                            3,900             195
  Penwest Ltd.                                             6,291             154
  Peoples Bank of Bridgeport                              20,800             398
  Peoples Energy Corp.                                    10,371             329
* Peoplesoft Inc.                                         11,600             494
  Pep Boys (Manny, Moe & Jack)                            13,926             357
  PepsiCo, Inc.                                          189,664          10,597
  Perkin-Elmer Corp.                                       9,187             347
* Perrigo Co.                                             25,300             302
* Petrie Stores Corp.                                     12,469              34
* Petro Union, Inc.                                       35,900               6
* Petrocorp, Inc.                                         37,100             276
  Petrolite Corp.                                          4,800             134
* Petsmart, Inc.                                          10,776             334
  Pfizer, Inc.                                           152,092           9,582
* Pharmaceutical Markets                                  16,200             242
  Phelps Dodge Corp.                                      16,358           1,018
  Philip Morris Cos., Inc.                               201,950          18,276
  Phillips Petroleum Co.                                  62,835           2,144
  Phillips-Van Heusen Corp.                                4,100              40
  Phoenix Resource Cos., Inc.                             20,800             359
* Phycor, Inc.                                             8,300             420
* PictureTel Corp.                                        21,100             907
  Piedmont Natural Gas, Inc.                               4,600             107
  Pinnacle Bancorp Group Inc.                              1,100              35
  Pinnacle West Capital Corp.                             19,900             572
  Pioneer Group Inc.                                      12,200             328
  Pioneer Hi Bred International                           20,066           1,116
  Piper Jaffray Cos., Inc.                                26,000             358
  Pitney Bowes, Inc.                                      36,316           1,707
  Pitt Des Moines, Inc.                                    2,300              89
* Pittencrieff Communication, Inc.                        81,200             312
  Pittsburgh & West Virginia Railroad                      3,000              22
  Pittston Services Group                                 20,300             637

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Plains Resources                                        26,500       $     239
* Plantronics, Inc.                                       10,400             376
  Plenum Publishing Corp.                                  5,200             206
  Ply-Gem Industries, Inc.                                 9,300             151
  Pogo Producing Co.                                      20,800             588
  Polaroid Corp.                                          10,292             488
* Policy Management Systems Corp.                         10,570             503
  Portland General Electric Co.                           11,900             347
  Post Properties, Inc.                                    6,700             214
  Potlatch Corp.                                           7,928             317
  Potomac Electric Power Co.                              27,400             719
* Power Control Technologies                              26,679             217
  Praxair, Inc.                                           32,631           1,097
  Precision Castparts Corp.                                8,550             340
  Premark International, Inc.                             14,890             754
  Premier Industrial Corp.                                19,982             490
* Premisys Communications, Inc.                           11,400             644
* Price/Costco Inc.                                       46,350             713
  T. Rowe Price                                            6,700             328
  Price REIT, Inc.                                         4,700              71
* Primadonna Resorts, Inc.                                17,800             258
* Prime Energy Corp.                                       3,000               8
* Primedex Health Systems Inc.                            43,000              11
  Procter & Gamble Co.                                   165,256          13,716
* Progress Software Corp.                                 11,000             410
  Progressive Corp. of Ohio                               16,900             826
* Promus Hotel Corp.                                      23,690             527
  Protective Life Corp.                                   15,000             469
* Proteon Inc.                                            30,000             195
* Provident American Corp.                                33,800             243
* Provident Cos., Inc.                                    19,700             667
  Providian Corp.                                         22,924             934
* Proxymed Pharmacy, Inc.                                 17,500             101
  Public Service Co. of Colorado                          15,200             538
* Public Service Co. of New Mexico                        21,480             379
  Public Service Enterprise Group Inc.                    58,819           1,801
  Public Storage, Inc.                                    18,700             355
  Puerto Rican Cement Co., Inc.                            7,000             232
  Puget Sound Power & Light Co.                           14,585             339
  Pulte Corp.                                             16,408             552
* Purepac Inc.                                            19,500             102
* Pyxis Corp.                                              8,900             131
* Qlogic                                                  27,600             212
  Quaker Chemical Corp.                                    4,100              54
  The Quaker Oats Co.                                     31,376           1,082
* Qualcomm, Inc.                                          14,200             610
  Quality Food Centers Inc.                                6,368             141
* Quantum Restaurant Group                                20,200             227
  Questar Corp.                                            8,885             298
  The Quick & Reilly Group, Inc.                          11,121             228
  RJR Nabisco Holdings Corp.                              64,537           1,993
  RPM Inc. (Ohio)                                         30,750             504
* RailTex, Inc.                                           14,500             307
* Ralcorp Holdings Inc.                                   18,657             452
  Ralston-Purina Group                                    24,850           1,550
* Ramtron International Corp.                              7,100              47
  Raychem Corp.                                           10,104             575
* Raymond Corp.                                            9,371             216
  Raymond James Financial, Inc.                           15,950             337
  Rayonier Inc.                                           13,775             460
  Raytheon Co.                                            58,664           2,772
* Read-Right Corp.                                        13,686             317
  Reader's Digest Assn., Inc. Class A                     24,000           1,230
  Reader's Digest Assn., Inc. Class B                      1,500              71
* Recovery Engineering, Inc.                              17,600             268
  Reebok International Ltd.                               18,432             521
* Regis Corp.                                             14,000             333
  Regions Financial Corp.                                 10,410             448
  Reliable Life Insurance Co. Class A                      1,400              81
  Reliance Group Holdings                                 59,686             515
  Reliastar Financial Corp.                                8,789             390
* Renaissance Communications                              16,350             362
* Republic Industries, Inc.                               13,760             495
  Republic New York Corp.                                 13,600             845
* Research Medical, Inc.                                  12,690             341
* Revco Drug Stores, Inc.                                 15,600             441
  Reynolds & Reynolds Class A                              9,700             377
  Reynolds Metals Co.                                     15,287             866
* Rhodes Inc.                                             15,000             146
  Rhone-Poulenc Rorer, Inc.                               32,952           1,755
* Riggs National Corp.                                    27,800             360
* Rightchoice Managed Care, Inc.                          14,800             192
  Rite Aid Corp.                                          19,091             654
  Riverwood International Corp.                           14,300             273
* Robert Half International, Inc.                         15,500             649
  Rochester Gas and Electric Corp.                        15,752             356
  Rockwell International Corp.                            52,072           2,753
* Rogers Corp.                                             9,600             209
  Rohm & Haas Co.                                         15,968           1,028
  Rollins, Inc.                                           13,550             300
* Rollins Environmental Services, Inc.                    68,174             196
  Roosevelt Financial Group                               13,134             253
  Roper Industries Inc.                                    1,364              51
* Rowan Cos., Inc.                                        57,672             570
* Royal Appliance Manufacturing Co.                       95,100             238
* Royal Grip, Inc.                                        11,600              70
  Rubbermaid, Inc.                                        37,946             968
  Russell Corp.                                           15,450             429
  Ryder System, Inc.                                      17,579             435
* S&K Famous Brands Inc.                                   6,200              38
  SBC Communications Inc.                                146,118           8,402
  SCEcorp                                                106,910           1,898
  SEI Corp.                                               11,700             252
  SJW Corp.                                                  600              23

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
                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
  S-K-I, Ltd.                                             19,700       $     296
* SLM International, Inc.                                 11,300              13
* SOI Industries, Inc.                                     2,675               4
* SPS Technologies, Inc.                                   6,700             358
* SPS Transaction Services                                17,800             527
  SAFECO Corp.                                            29,480           1,019
* Safeguard Scientifics, Inc.                             14,900             738
  Safety-Kleen Corp.                                      12,609             197
* Safeway, Inc.                                           25,572           1,317
  St. Francis Capital Corp.                               11,200             263
  St. Joe Paper Co.                                        7,100             391
* St. Jude Medical, Inc.                                  16,010             686
  St. Mary Land & Exploration Co.                         21,100             295
  St. Paul Bancorp, Inc.                                  14,797             378
  St. Paul Cos., Inc.                                     19,968           1,111
  Salomon, Inc.                                           24,685             876
  Santa Anita Realty Enterprises                          19,600             233
* Santa Fe Energy Resources, Inc.                         46,962             452
  Santa Fe Pacific Gold Corp.                             28,764             349
* Santa Monica Bank                                       15,200             209
  Sara Lee Corp.                                         115,546           3,683
* Satcon Technology Corp.                                 21,700             182
  Savannah Foods & Industries, Inc.                       12,100             138
* Savoy Pictures Entertainment, Inc.                      32,800             207
  Sbarro, Inc.                                             3,909              84
  SCANA Corp.                                             23,900             684
* R. P. Scherer Corp.                                      4,774             235
  Schering-Plough Corp.                                   89,490           4,900
  Schlumberger Ltd.                                       58,247           4,034
* Scholastic Corp.                                         7,200             561
* Schuler Homes Inc.                                      17,300             135
  A. Schulman Inc.                                        12,025             269
  Charles Schwab Corp.                                    40,532             816
* Schweitzer-Mauduit
    International, Inc.                                    3,737              86
  Scientific-Atlanta, Inc.                                32,192             483
* Scientific Games Holdings Corp.                         10,200             388
* Scios Nova, Inc.                                        64,700             273
* Scotts Co.                                              10,800             209
  E.W. Scripps Co.                                        19,276             759
* Seacor Holdings, Inc.                                    6,600             179
* Seagate Technology                                      16,758             796
* Seagull Energy Corp.                                    17,600             392
* Sealed Air Corp.                                        20,400             574
  Sealright Co.                                            7,600              84
* Search Capital Group, Inc.                              38,600              45
  Sears, Roebuck & Co.                                    93,417           3,643
  Security Capital Corp.                                   6,700             406
  Security Capital Industrial Trust                       18,800             329
  Security Capital Pacific Inc.                           16,969             335
  Sensormatic Electronics Corp.                           16,038             279
* Sequa Corp. Class A                                     13,800             421
* Sequent Computer Systems, Inc.                          18,800             270
* Sequus Pharmaceuticals, Inc.                            27,800             393
  Service Corp. International                             24,936           1,097
* Service Merchandise Co., Inc.                           10,550              53
  Shared Medical Systems Corp.                             9,263             502
  Shaw Industries, Inc.                                   32,200             475
  Sherwin-Williams Co.                                    20,589             839
* Shiva Corp.                                              7,700             562
* Shoney's Inc.                                           19,615             201
  Shopko Stores, Inc.                                     22,145             249
  Showboat, Inc.                                           3,784             100
* Shuffle Master, Inc.                                    21,550             256
* Sierra Home Service Cos., Inc.                          32,800              30
* Sierra Semiconductor                                    34,212             477
  Sigma Aldrich Corp.                                     11,900             591
* Signal Technology Corp.                                 45,800             229
  Signet Banking Corp.                                    13,508             321
  SIG Corp.                                                2,800              97
* Silicon Graphics, Inc.                                  38,200           1,051
  Simmons First National                                   8,700             268
  Simon Property Group                                    13,500             329
* Sirco International Corp.                               46,300             116
* Sithe Energies, Inc.                                    28,100             169
  Sizzler International                                   40,825             174
  A.O. Smith Corp.                                        16,400             340
* Smithfield Foods, Inc.                                   2,700              86
  Smiths Food & Drug Centers, Inc.
    Class B                                               15,196             384
  J.M. Smucker Co. Class A                                 9,700             213
  J.M. Smucker Co. Class B                                 2,500              48
  Snap-On Inc.                                             9,432             427
* Sofamor/Danek Group Inc.                                 8,800             250
* Software Spectrum, Inc.                                 14,100             300
* Software Publishing Corp.                               23,700              79
* Solectron Corp.                                         10,100             446
  Sonat, Inc.                                             19,822             706
* Sonic Corp.                                             13,050             245
  Sonoco Products                                         21,460             563
  Sotheby's Holdings Class A                              25,500             363
* Southdown, Inc.                                         14,000             273
  Southern California Water Co.                            3,400              69
  Southern Co.                                           159,618           3,931
  Southern National Corp.                                 24,150             634
  Southern New England
    Telecommunications Corp.                              14,700             584
* Southern Pacific Rail Corp.                             36,800             883
* Southland Corp.                                         88,300             284
  SouthTrust Corp.                                        20,100             518
  Southwest Airlines Co.                                  34,461             801
  Southwest Bancshares, Inc.                              10,700             288
  Southwest Gas Corp.                                     10,600             187
  Southwestern Energy Co.                                 16,300             208

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Southwestern Public Service Co.                          9,800       $     321
* Spacelabs Medical                                        7,739             222
* Spaghetti Warehouse, Inc.                                4,400              22
* Specialty Chemical Resources, Inc.                      29,400              59
* Spectran Corp.                                           5,100              28
* Spectranetics Corp.                                      9,300              24
* Spectrum Holobyte                                       32,700             211
* Spelling Entertainment                                  41,100             514
  Spiegel, Inc. Class A                                   25,200             176
* Sports & Recreation                                     24,550             175
  Springs Industries Inc. Class A                          5,339             221
  Sprint Corp.                                            83,184           3,317
  Stac, Inc.                                              29,500             424
  Standard Federal Bank                                   11,800             465
* Standard Microsystem                                    17,300             288
  Standard Motor Products, Inc.                            7,800             117
  Standard Products Co.                                    4,900              86
  The Stanley Works                                       10,252             528
* Staples, Inc.                                           25,218             618
  Star Banc Corp.                                          7,200             428
* Starbucks Corp.                                         16,200             339
  L. S. Starrett Co. Class A                               5,600             145
* Starter Corp.                                           43,600             305
  State Auto Financial Corp.                               8,900             230
  State Street Boston Corp.                               19,400             873
* Stein Mart, Inc.                                        14,850             161
* Stephan Co.                                              8,350             130
* Sterling Chemicals, Inc.                                37,900             308
* Sterling Software, Inc.                                 11,100             692
  Stewart & Stevenson Services, Inc.                       7,018             178
* Stone Container Corp.                                   20,812             299
* Stop & Shop Cos. Inc.                                   12,400             287
* Storage Technology Corp.                                11,555             276
* StrataCom, Inc.                                          8,300             608
* Strategic Distribution, Inc.                            54,178             423
* Strattec Strategy Corp.                                 18,105             319
* Stratus Computer, Inc.                                  15,700             544
  Stride Rite Corp.                                       25,284             190
  Stryker Corp.                                           11,400             598
  Student Loan Marketing Assn.                            16,500           1,087
* Styles on Video, Inc.                                   12,300               6
  Sullivan Dental Products, Inc.                          12,300             118
  Sumitomo Bank of California                             10,800             271
* Summit Bancorp                                           5,700             179
  Summit Technology, Inc.                                 17,100             579
* Sun Coast Industries, Inc.                               6,300              43
  Sun Co., Inc.                                           17,888             490
* Sun Microsystems, Inc.                                  46,018           2,102
  SunAmerica Inc.                                         12,750             606
  Sunbeam Corp.                                           38,000             580
  Sundstrand Corp.                                         7,200             507
* SunGard Data Systems                                    12,800             360
* Sunrise Medical, Inc.                                   12,000             222
  SunTrust Banks, Inc.                                    27,524           1,885
* Supercuts, Inc.                                         17,285             140
  Superior Industries International, Inc.                  6,150             162
  SuperValu Inc.                                          16,396             516
  Surgical Care Affiliates, Inc.                          18,300             622
  Susquehanna Bankshares PA                               10,100             265
* Swift Transportation Co., Inc.                           5,100              77
* Swing-n-Slide Corp.                                     59,182             237
* Sybase, Inc.                                            16,420             589
* Sybron Corp.                                            20,096             477
* Symantec Corp.                                          16,700             387
* Symbol Technologies, Inc.                               13,600             537
* Symmetricom Inc.                                        16,400             224
* Syms Corp.                                               7,200              54
* Synagro Technologies Inc.                                1,046               2
  Synalloy Corp.                                           5,100             106
* Synopsys, Inc.                                          10,000             381
  Synovus Financial Corp.                                 18,300             522
  Sysco Corp.                                             43,966           1,429
  System Software Associates, Inc.                         9,900             214
* Systemed Inc.                                           34,300             156
* Systemix, Inc.                                           6,620             103
* TBC Corp.                                               18,450             157
  TCA Cable Television, Inc.                              12,600             350
  TCF Financial Corp.                                     11,800             391
  TECO Energy, Inc.                                       27,100             694
  TIG Holdings, Inc.                                      14,600             416
  TJX Cos., Inc.                                          35,684             674
  TNP Enterprises, Inc.                                    3,900              73
* TRO Learning, Inc.                                      16,500             250
  TRW, Inc.                                               15,431           1,196
  Talbots Inc.                                             8,200             236
  Tambrands, Inc.                                          8,223             393
* Tandem Computers, Inc.                                  27,544             293
  Tandy Corp.                                             15,800             656
  Tanger Factory Outlet Centers, Inc.                     12,000             300
* Target Therapeutics, Inc.                               13,456             577
  Taubman Co. REIT                                        31,500             315
* Team Rental Group, Inc.                                 16,700             140
* Tech Data Corp.                                          1,600              24
* Tech-Sym Corp.                                          11,300             360
  Tecumseh Products Co. Class A                            6,900             360
* Tejas Gas Corp.                                          6,380             337
  Tektronix, Inc.                                          7,533             370
* Tele-Communications, Inc. Class A                      153,027           3,051
* Tele-Communications, Inc. Class B                        4,200              88
* Tele-Communications
    International, Inc. Series A                          28,000             635
  Teledyne Inc.                                           13,036             334
  Teleflex Inc.                                              863              35
  Telephone & Data Systems, Inc.                          14,000             553

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* Tellabs, Inc.                                           20,800       $     772
  Temple-Inland Inc.                                      13,511             596
* Tencor Instruments                                       7,400             180
* Tenet Healthcare Corp.                                  46,767             970
  Tenneco, Inc.                                           43,563           2,162
* Teradyne, Inc.                                          19,700             493
  Terra Nitrogen Co. LP                                    1,111              42
  Texaco Inc.                                             62,328           4,893
  Texas Instruments, Inc.                                 45,126           2,335
  Texas Utilities Co.                                     54,208           2,229
  Textron, Inc.                                           20,576           1,389
* Theragenics Corp.                                       26,200             306
* Thermo Electron Corp.                                   20,075           1,044
* Thermo Fibertek, Inc.                                   32,650             739
* Thermo Instrument Systems, Inc.                         17,375             586
  Thermo Remediation, Inc.                                16,400             217
* Thermedics, Inc.                                        19,350             537
  Thiokol Corp.                                            3,000             102
  Thomas & Betts Corp.                                     4,747             350
  Thor Industries, Inc.                                    6,900             134
  Thornburg Mortgage Asset Corp.                          21,700             342
* 3 Com Corp.                                             41,411           1,933
  Tidewater, Inc.                                         12,400             391
  Tiffany & Co.                                            8,584             432
  Timberline Software Corp.                               35,700             310
  Time Warner, Inc.                                       93,005           3,523
  Times Mirror Co. Class A                                26,011             881
  The Timkin Co.                                           7,246             277
  Titan Wheel International, Inc.                         13,950             227
  Toastmaster, Inc.                                       10,300              41
* Today's Man Inc.                                        28,400              83
* Todd Shipyards Corp.                                    46,600             274
* Todhunter International, Inc.                           19,300             154
* Tokos Medical                                           33,200             297
* Toll Brothers, Inc.                                     22,200             511
  Tootsie Roll Industries, Inc.                            6,842             271
* The Topps Co., Inc.                                     17,597              92
  Torch Energy Royalty Trust                              19,900             254
  Torchmark Corp.                                         16,685             755
  Tosco Corp.                                              8,834             337
  Total System Services, Inc.                             15,400             470
* Total-Tel USA Communications, Inc.                       1,320              31
  Town & Country Trust                                    22,400             291
* Toys R Us, Inc.                                         66,554           1,448
* Trak Auto Corp.                                         14,000             219
  Transamerica Corp.                                      16,304           1,188
  Transatlantic Holdings                                   5,400             396
  Transpo Inc.                                            23,725             252
* Transport Holdings, Inc.  Class A                          352              15
* Transworld Home Healthcare, Inc.                        32,600             287
  Travelers Group Inc.                                    76,706           4,823
* Tremont Corp.                                              646              11
  Trenwick Group Inc.                                      4,800             271
  Tribune Co.                                             15,099             923
  Trimas Corp.                                             6,000             113
* Trimble Navigation Ltd.                                 14,600             274
  Trinity Industries, Inc.                                 9,650             304
* Triton Energy Corp.                                      8,100             465
  The Trust Company of N.J.                                7,800             102
  Trustmark Corp.                                         17,100             383
* Tucson Electric Power Co.                               92,400             300
  Turner Broadcasting Class A                              2,400              62
  Turner Broadcasting Class B                             46,100           1,199
* 20th Century Industries of CA                           28,200             560
  Tyco International Ltd.                                 36,846           1,313
* Tyco Toys, Inc.                                         47,300             213
* Tyler Corp.                                            108,700             299
  Tyson Foods, Inc.                                       34,746             914
* UAL Corp.                                                6,395           1,142
* UCAR International, Inc.                                10,800             365
  UMB Financial Corp.                                      9,149             317
  UNR Industries, Inc.                                    31,200             271
  UNUM Corp.                                              17,235             948
* URS Corp.                                               22,300             156
* USAir Group, Inc.                                       20,563             272
* USDATA Corp.                                            17,000             253
  USF&G Corp.                                             25,963             438
* USG Corp.                                               10,700             321
  USLIFE Corp.                                             8,061             241
  UST Inc.                                                47,016           1,569
  USX-Marathon Group                                      69,682           1,359
  USX-U.S. Steel Group                                    18,801             578
* UUnet Technologies, Inc.                                 6,800             430
  Unicom Corp.                                            51,461           1,685
  Unifi, Inc.                                             15,550             344
  Unifirst Corp.                                           5,000              90
* Unigene                                                 28,300              38
* Unilab Corp.                                            17,200              46
  Union Bank of San Francisco                              8,700             470
  Union Camp Corp.                                        16,745             797
  Union Carbide Corp.                                     32,385           1,214
  Union Electric Co.                                      24,603           1,027
  Union Pacific Corp.                                     49,263           3,251
  Union Pacific Resources Group, Inc.                     20,000             508
  Union Planters Corp.                                     8,800             281
  Union Texas Petroleum
    Holdings, Inc.                                        20,400             395
* Uniroyal Technology Corp.                                1,000               3
* Unisys Corp.                                            37,480             211
* United Capital Corp.                                    12,100              83
  United Healthcare Corp.                                 41,800           2,738
  United Illuminating Co.                                  6,300             235
  United Jersey Bank Financial Corp.                      13,800             493
* United Mobile Homes, Inc.                               17,100             167

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* United States Can Co.                                    6,709       $      91
* United States Cellular                                  20,000             675
  United States Surgical Corp.                            13,262             283
  United States Trust Corp.                                7,551             374
  United Technologies Corp.                               29,639           2,812
  United Television, Inc.                                  5,000             447
* United Waste Systems, Inc.                               9,500             352
  United Wisconsin                                         8,400             185
  Unitrin Inc.                                             9,700             462
* Unitrode Corp.                                          11,711             331
  Universal Corp.                                         10,300             251
* Universal Electronics, Inc.                             18,400             141
  Universal Foods Corp.                                    4,413             177
* Universal Health Services Class B                       11,200             497
  Unocal Corp.                                            59,101           1,721
  Urban Shopping Centers REIT                             14,800             316
  U S WEST Communications Group                          112,886           4,036
* U S WEST Media Group                                   112,886           2,145
  U.S. Bancorp                                            35,955           1,207
* U.S. Bioscience                                         45,774             212
  U.S. Healthcare, Inc.                                   36,485           1,694
* U.S. Robotics Corp.                                     11,290             992
  Utilicorp United, Inc.                                  10,700             314
  VF Corp.                                                15,207             802
* VLSI Technology, Inc.                                   18,800             340
* Vaalco Energy, Inc.                                     46,500              15
* Valassis Communication                                  29,000             508
  Valero Energy Corp.                                     16,500             404
  Valhi, Inc.                                             21,200             135
  Valspar Corp.                                            5,700             254
* Value City Department Stores, Inc.                      32,500             219
* Value Health, Inc.                                      24,372             670
* ValuJet Inc.                                            13,000             320
* Vanguard Cellular Systems, Inc.
    Class A                                               17,613             354
  Varian Associates, Inc.                                  7,700             368
* Varity Corp.                                             9,400             349
  Vastar Resources, Inc.                                  23,400             743
* Vencor, Inc.                                            17,600             572
  Venture Stores, Inc.                                    78,700             266
* VeriFone, Inc.                                           9,200             263
* Veterinary Centers of America, Inc.                     18,600             314
* Viacom International Class A                             4,953             227
* Viacom International Class B                            81,831           3,877
* Vicorp Restaurants, Inc.                                16,500             166
* Viewlogic Systems, Inc.                                 26,000             263
* Viking Office Products                                   9,300             433
  Vintage Petroleum, Inc.                                 19,100             430
* Vishay Intertechnology, Inc.                            13,620             429
* Visix Space Inc.                                        16,400             642
* Vmark Software, Inc.                                    46,016             434
* Vons Cos., Inc.                                         18,900             534
  Vornado Realty Trust                                     7,600             285
  Vulcan Materials Co.                                     8,300             478
* WCI Steel, Inc.                                          6,400              28
* WMS Industries, Inc.                                    10,600             174
  WMX Technologies Inc.                                  116,545           3,482
  WPL Holdings, Inc.                                       9,500             291
  WPS Resources Corp.                                      1,021              35
* WRT Energy Corp.                                        28,200              22
* Waban, Inc.                                             15,900             298
  Wabash National Corp.                                   10,450             233
  Wachovia Corp.                                          41,200           1,885
  Wackenhut Corp.                                         10,900             196
  Wackenhut Corp. Class B                                  2,900              45
* Wahlco Environmental                                    38,500              58
  Wal-Mart Stores, Inc.                                  552,298          12,358
  Walbro Corp.                                            10,800             196
  Walgreen Co.                                            59,236           1,770
* Walker Interactive Systems, Inc.                        39,900             297
* Wall Data Inc.                                          16,396             268
  Wallace Computer Services, Inc.                          5,200             284
  Warnaco Group                                           18,500             463
  Warner-Lambert Co.                                      32,088           3,117
  Washington Energy Co.                                    8,900             166
  Washington Federal Inc.                                 14,880             383
  Washington Gas Light Corp.                               6,798             139
  Washington Mutual Inc.                                  14,300             411
  Washington National Corp.                                3,600              99
  Washington Post Co. Class B                              2,600             733
  Washington Water Power Co.                              23,000             403
  Watkins-Johnson Co.                                      7,100             311
* Watson Pharmaceuticals, Inc.                            14,914             731
  Watts Industries Class A                                15,800             367
  Waverly, Inc.                                              909              42
* Weatherford Enterra Inc.                                26,854             775
  Weis Markets, Inc.                                       9,800             277
* Wellcare Management Group, Inc.                         10,100             215
  Wellman, Inc.                                           17,945             408
* Wellpoint Health Networks, Inc.
    Class A                                               24,000             771
  Wells Fargo & Co.                                       11,694           2,526
  Wellsford Residential Property Trust                    15,400             354
  Wendy's International, Inc.                             23,264             494
  Werner Enterprises, Inc.                                 9,200             184
  Westbanco Inc.                                           1,800              50
  Wesco Financial Corp.                                    1,142             208
* Western Atlas Inc.                                      12,869             650
  Western Bank                                            13,441             254
  Westcorp, Inc.                                          18,579             344
  Western Resources, Inc.                                 14,300             477
  Westinghouse Electric Corp.                             92,814           1,531
  Westport Bancorp, Inc.                                   2,200              15
  Westvaco Corp.                                          24,028             667

                                                                          Market
TOTAL STOCK                                                                Value
MARKET PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* WetSeal, Inc. Class A                                   21,900       $     152
  Weyerhaeuser Co.                                        48,889           2,114
  Wheelabrator Technologies                               42,662             715
  Whirlpool Corp.                                         17,847             950
* White River                                              8,042             302
  Whitman Corp.                                           23,838             554
  Whitney Holdings                                         6,570             202
  Wicor, Inc.                                              3,300             106
  Willamette Industries, Inc.                             13,300             748
  Williams Cos., Inc.                                     24,213           1,062
* Williams Sonoma, Inc.                                   22,000             408
  Wilmington Trust Corp.                                  15,700             487
  Winn Dixie Stores, Inc.                                 36,344           1,340
* Winners Entertainment, Inc.                             36,700              26
* Wisconsin Central
    Transportation Corp.                                   7,700             504
  Wisconsin Energy Corp.                                  25,938             794
  Witco Chemical Corp.                                    12,900             377
  Wolohan Lumber Co.                                      28,400             279
* Wonderware Corp.                                        11,100             188
  Woolworth Corp.                                         30,366             395
* World Acceptance Corp.                                  22,500             246
* World Corp.                                             33,600             336
  WorldCom, Inc.                                          46,095           1,631
  Worthington Industries, Inc.                            21,702             452
  Wrigley (Wm.) Jr. Co.                                   27,924           1,466
  Wyle Electronics                                         8,600             302
* Wyman Gordon Corp.                                      30,300             417
  X-Rite Inc.                                             10,600             152
  Xerox Corp.                                             25,928           3,552
* Xilinx, Inc.                                            16,500             501
  Yellow Corp.                                            16,747             208
  York International Corp.                                 9,400             442
* Young Broadcasting Corp.                                 3,900             108
* Zebra Technologies Class A                              12,400             425
  Zenith National Insurance Corp.                          5,400             115
* Zilog Inc.                                               9,000             329
  Zurn Industries, Inc.                                    9,400             201
* Zoll Medical Corp.                                      31,700             277
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (97.5%)(1)
  (Cost $1,197,715)                                                    1,531,018
--------------------------------------------------------------------------------

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.8%)
--------------------------------------------------------------------------------
U.S. TREASURY BILL--Note D
  5.33%, 3/21/96                                        $  1,700   $       1,682
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
  Obligations in a Pooled Cash
  Account 5.89%, 1/2/96                                   42,802          42,802
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $44,483)                                                          44,484
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $1,242,198)                                                    1,575,502
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.3%)
--------------------------------------------------------------------------------
  Other Assets--Notes B and E                                             20,679
  Liabilities--Note E                                                    (25,292)
                                                                       ---------
                                                                          (4,613)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 104,429,024 outstanding
    shares of beneficial interest
    (unlimited authorization)                                         $1,570,889
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $15.04
================================================================================

+ See Note A to Financial Statements.

* Non-Income Producing Security.

(1)The combined market value of common stocks, Standard & Poor's 500 Index futures contracts, and Standard & Poor's Midcap 400 futures contracts represents 100.0% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          Amount             Per
                                                           (000)           Share
                                                     -----------       ---------
  Paid in Capital                                     $1,233,079          $11.80
  Undistributed Net
    Investment Income                                        623            0.01
  Accumulated Net
    Realized Gains                                         4,197            0.04
  Unrealized Appreciation
    (Depreciation)--Note D:
     Investment Securities                               333,304            3.19
     Futures Contracts                                      (314)             --
--------------------------------------------------------------------------------
NET ASSETS                                            $1,570,889          $15.04
--------------------------------------------------------------------------------

                                                                          Market
                                                                           Value
GROWTH PORTFOLIO                                          Shares          (000)+
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
  General Electric Co.                                   197,414         $14,214
  AT&T Corp.                                             188,148          12,183
  The Coca-Cola Co.                                      148,286          11,010
  Merck & Co., Inc.                                      146,076           9,605
  Philip Morris Cos., Inc.                                99,338           8,990
  Procter & Gamble Co.                                    81,128           6,734
  Johnson & Johnson                                       76,579           6,557
* Microsoft Corp.                                         70,000           6,143
  Wal-Mart Stores, Inc.                                  271,398           6,073
  Intel Corp.                                             97,308           5,522
  PepsiCo, Inc.                                           93,166           5,206
  American International Group, Inc.                      56,050           5,185
  Bristol-Myers Squibb Co.                                59,908           5,145
  Hewlett-Packard Co.                                     60,500           5,067
  GTE Corp.                                              114,500           5,038
  Pfizer, Inc.                                            74,950           4,722
  Motorola, Inc.                                          69,684           3,972
  Abbott Laboratories, Inc.                               93,484           3,903
  Ameritech Corp.                                         65,500           3,864
  McDonald's Corp.                                        82,030           3,702
  Eli Lilly & Co.                                         65,228           3,669
  The Walt Disney Co.                                     61,827           3,648
  American Home Products Corp.                            36,918           3,581
  Bell Atlantic Corp.                                     51,700           3,457
  Minnesota Mining &
    Manufacturing Co.                                     49,596           3,286
  Gillette Co.                                            52,468           2,735
  Kimberly-Clark Corp.                                    32,898           2,722
  Eastman Kodak Co.                                       40,400           2,707
  Home Depot, Inc.                                        56,357           2,698
  Columbia/HCA Healthcare Corp.                           52,600           2,669
  Unilever NV ADR                                         18,920           2,663
* Cisco Systems, Inc.                                     32,300           2,410
  Schering-Plough Corp.                                   43,418           2,377
  Pharmacia & Upjohn, Inc.                                59,501           2,306
  Capital Cities/ABC, Inc.                                18,200           2,245
* Oracle Corp.                                            51,423           2,173
  Emerson Electric Co.                                    26,524           2,168
  Anheuser-Busch Co., Inc.                                30,026           2,008
  Kellogg Co.                                             25,743           1,989
* Amgen, Inc.                                             31,396           1,860
  Sara Lee Corp.                                          57,200           1,823
  Campbell Soup Co.                                       29,431           1,766
  First Data Corp.                                        26,329           1,761
  Time Warner, Inc.                                       45,700           1,731
  Monsanto Co.                                            13,600           1,666
* AirTouch Communications                                 58,500           1,653
  Computer Associates
    International, Inc.                                   28,580           1,625
  AlliedSignal Inc.                                       33,400           1,587
  Warner-Lambert Co.                                      16,007           1,555
  Medtronic, Inc.                                         27,364           1,529
* COMPAQ Computer Corp.                                   31,400           1,507
  H.J. Heinz Co.                                          43,669           1,447
  Norwest Corp.                                           41,700           1,376
  United Healthcare Corp.                                 20,700           1,356
  Burlington Northern Santa Fe Corp.                      16,800           1,310
  The Dun & Bradstreet Corp.                              20,065           1,299
  Automatic Data Processing, Inc.                         17,052           1,266
  First Interstate Bancorp.                                9,000           1,229
  Colgate-Palmolive Co.                                   17,201           1,208
  CPC International, Inc.                                 17,191           1,180
  ConAgra, Inc.                                           28,152           1,161
  Texas Instruments, Inc.                                 22,300           1,154
  Enron Corp.                                             29,720           1,133
  Barrick Gold Corp.                                      41,800           1,102
  General Mills, Inc.                                     18,708           1,080
* U S WEST Media Group                                    55,700           1,058
* Sun Microsystems, Inc.                                  22,500           1,027
  Gannett Co., Inc.                                       16,565           1,017
  AMP, Inc.                                               25,764             989
  Albertson's, Inc.                                       29,874             982
  Micron Technology Inc.                                  24,400             967
* Boston Scientific Corp.                                 19,100             936
  Walgreen Co.                                            29,134             870
  Pitney Bowes, Inc.                                      17,946             843
  U.S. Healthcare, Inc.                                   18,100             839
* Applied Materials, Inc.                                 21,100             828
  Illinois Tool Works, Inc.                               13,918             821
  Mattel, Inc.                                            26,088             802
  Ralston-Purina Group                                    12,547             783
  Marsh & McLennan Cos., Inc.                              8,688             771
  Westinghouse Electric Corp.                             46,300             764
  UST Inc.                                                22,826             762
  First Bank System, Inc.                                 15,300             759
  Hercules, Inc.                                          13,200             744
* CUC International, Inc.                                 21,150             722
  Wrigley (Wm.) Jr. Co.                                   13,711             720
  The Gap, Inc.                                           17,003             714
  Sysco Corp.                                             21,494             699
* Cabletron Systems, Inc.                                  8,500             689
  Placer Dome Group, Inc.                                 28,300             683
  W.R. Grace & Co.                                        11,500             680
  MBNA Corp.                                              17,576             648
  Fluor Corp.                                              9,795             646
  Lowes Cos., Inc.                                        19,000             637
  Winn Dixie Stores, Inc.                                 17,138             632
  International Flavors &
    Fragrances, Inc.                                      13,107             629
* Novell, Inc.                                            43,811             619
  Alco Standard Corp.                                     13,300             607
  Avon Products, Inc.                                      8,017             604
  Service Corp. International                             13,500             594

                                                                          Market
                                                                           Value
GROWTH PORTFOLIO (continued)                              Shares          (000)+
--------------------------------------------------------------------------------
* 3 Com Corp.                                             12,600       $     587
  Nucor Corp.                                              9,880             564
  Praxair, Inc.                                           16,518             555
* The Kroger Co.                                          14,621             548
  Marriott International                                  14,208             543
  Freeport-McMoRan Copper
    & Gold Inc. Class B                                   19,000             534
  Pioneer Hi Bred International                            9,500             528
  Great Lakes Chemical Corp.                               7,308             526
  The Quaker Oats Co.                                     15,224             525
* Silicon Graphics, Inc.                                  19,000             523
  The McGraw-Hill Cos.                                     5,915             515
* Humana, Inc.                                            18,500             506
* LSI Logic Corp.                                         15,100             495
* DSC Communications Corp.                                13,152             485
  Newmont Mining Corp.                                    10,720             485
  Newell Co.                                              18,724             484
  H & R Block, Inc.                                       11,874             481
  Dover Corp.                                             12,932             477
  Rubbermaid, Inc.                                        18,570             474
  Tribune Co.                                              7,478             457
  The Clorox Co.                                           6,214             445
* Computer Sciences Corp.                                  6,300             443
  Comcast Corp. Class A Special                           22,477             407
  Interpublic Group of Cos., Inc.                          9,280             403
  Southwest Airlines Co.                                  17,000             395
* Tellabs, Inc.                                           10,500             389
  W.W. Grainger, Inc.                                      5,827             386
  Engelhard Corp.                                         17,067             371
  Pall Corp.                                              12,664             340
* St. Jude Medical, Inc.                                   7,794             333
  The Dial Corp.                                          11,100             329
* Ceridian Corp.                                           7,400             305
  Avery Dennison Corp.                                     5,900             296
  Sigma Aldrich Corp.                                      5,800             287
  Raychem Corp.                                            5,000             284
* Harrah's Entertainment, Inc.                            11,467             278
* FMC Corp.                                                4,034             273
  Whitman Corp.                                           11,646             271
* Owens-Corning Fiberglas Corp.                            5,537             248
  Homestake Mining Co.                                    15,100             236
  Allergan, Inc.                                           7,052             229
  Nalco Chemical Co.                                       7,514             226
* ALZA Corp.                                               9,040             224
* Biomet, Inc.                                            12,387             220
  Ecolab, Inc.                                             6,936             208
  C.R. Bard, Inc.                                          6,288             203
  Millipore Corp.                                          4,800             197
  Foster Wheeler Corp.                                     4,400             187
  Autodesk, Inc.                                           5,200             177
  Tektronix, Inc.                                          3,600             177
  Harnischfeger Industries Inc.                            5,200             173
  Perkin-Elmer Corp.                                       4,576             173
* Andrew Corp.                                             4,375             167
* Oryx Energy Co.                                         11,500             154
  Bemis Co., Inc.                                          5,810             149
  Shared Medical Systems Corp.                             2,600             140
  Meredith Corp.                                           3,100             130
  Freeport-McMoRan Copper
    & Gold Inc. Class A                                    4,000             112
  Jostens Inc.                                             4,200             102
  Cincinnati Milacron, Inc.                                3,800             100
* USAir Group, Inc.                                        6,900              91
  Trinova Corp.                                            3,000              86
  Comcast Corp. Class A                                    4,555              80
* Armco, Inc.                                             10,600              62
* Shoney's Inc.                                            3,953              41
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.5%)(1)
  (Cost $223,496)                                                        269,614
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS (2.7%)
--------------------------------------------------------------------------------
                                                            Face
                                                          Amount
                                                           (000)
                                                      ----------
U.S. TREASURY BILL--Note D
    5.33%, 3/21/96                                       $   200             198
REPURCHASE AGREEMENT
    Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96                                  7,193           7,193
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $7,391)                                                            7,391
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.2%)
  (Cost $230,887)                                                        277,005
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.2%)
--------------------------------------------------------------------------------
  Receivables for Securities Sold                                         23,523
  Other Assets--Note B                                                     5,320
  Payables for Securities Purchased                                      (34,502)
  Other Liabilities                                                         (344)
                                                                       ---------
                                                                          (6,003)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 19,405,382 outstanding
    shares of beneficial interest
    (unlimited authorization)                                           $271,002
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $13.97
================================================================================

+ See Note A to Financial Statements.
* Non-Income Producing Security.
(1) The combined market value of common stocks and Standard & Poor's Growth Index futures contracts represents 100.1% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          Amount             Per
                                                           (000)           Share
                                                      ----------       ---------
  Paid in Capital                                       $223,191          $11.50
  Undistributed Net
    Investment Income                                        142             .01
  Accumulated Net
    Realized Gains                                         1,573             .08
  Unrealized Appreciation
    (Depreciation)--Note D:
     Investments Securities                               46,118            2.38
     Futures Contracts                                       (22)             --
--------------------------------------------------------------------------------
NET ASSETS                                              $271,002          $13.97
--------------------------------------------------------------------------------

                                                                          Market
                                                                           Value
VALUE PORTFOLIO                                           Shares          (000)+
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
  Exxon Corp.                                            266,291         $21,337
  Royal Dutch Petroleum Co. ADR                          114,912          16,217
  International Business
    Machines Corp.                                       121,948          11,189
  Mobil Corp.                                             84,870           9,505
  BellSouth Corp.                                        213,052           9,268
  General Motors Corp.                                   160,258           8,474
  E.I. du Pont de Nemours & Co.                          119,100           8,322
  Amoco Corp.                                            106,554           7,659
  SBC Communications Inc.                                130,700           7,515
  Chevron Corp.                                          139,890           7,344
  Federal National Mortgage Assn.                         58,463           7,257
  Ford Motor Co.                                         230,306           6,679
  Citicorp                                                91,146           6,130
  The Boeing Co.                                          73,627           5,771
  BankAmerica Corp.                                       79,363           5,139
  NYNEX Corp.                                             91,612           4,947
  Chrysler Corp.                                          81,995           4,540
  Texaco Inc.                                             56,619           4,445
  Travelers Group Inc.                                    68,457           4,304
  American Express Co.                                   103,873           4,298
  NationsBank, Inc.                                       57,902           4,031
  Allstate Corp.                                          96,174           3,955
  Dow Chemical Co.                                        56,182           3,954
  Atlantic Richfield Co.                                  34,400           3,810
  MCI Communications Corp.                               145,376           3,798
* Viacom International Class B                            77,300           3,662
  U S WEST Communications Group                          100,933           3,608
  Schlumberger Ltd.                                       51,800           3,587
  Southern Co.                                           142,886           3,519
  Lockheed Martin Corp.                                   42,900           3,389
  Sears, Roebuck & Co.                                    83,569           3,259
  Federal Home Loan Mortgage Corp.                        38,791           3,239
  J.P. Morgan & Co., Inc.                                 40,327           3,236
  Xerox Corp.                                             23,157           3,173
  Banc One Corp.                                          83,870           3,166
  Chemical Banking Corp.                                  53,618           3,150
  WMX Technologies Inc.                                  103,800           3,101
  Pacific Telesis Group                                   91,900           3,090
  PPG Industries, Inc.                                    67,000           3,065
  Sprint Corp.                                            74,800           2,983
  Union Pacific Corp.                                     44,100           2,911
  The Seagram Co. Ltd.                                    80,014           2,770
  General Re Corp.                                        17,576           2,724
  First Chicago NBD Corp.                                 68,777           2,717
  Pacific Gas & Electric Co.                              91,018           2,583
  Caterpillar, Inc.                                       42,400           2,491
  Baxter International, Inc.                              59,348           2,485
  United Technologies Corp.                               26,166           2,483
  Rockwell International Corp.                            46,575           2,463
  Raytheon Co.                                            51,950           2,455

                                                                          Market
                                                                           Value
VALUE PORTFOLIO (continued)                                Shares         (000)+
--------------------------------------------------------------------------------
  Northern Telecom Ltd.                                   54,400        $  2,339
  The Chase Manhattan Corp.                               38,358           2,325
  PNC Bank Corp.                                          71,925           2,320
  J.C. Penney Co., Inc.                                   48,400           2,305
  May Department Stores Co.                               53,440           2,258
  Wells Fargo & Co.                                       10,337           2,233
  McDonnell Douglas Corp.                                 24,058           2,213
  Norfolk Southern Corp.                                  27,840           2,210
  Fleet Financial Group, Inc.                             52,755           2,150
  Nike, Inc. Class B                                      30,702           2,138
  The Bank of New York Co., Inc.                          42,900           2,091
  Duke Power Co.                                          43,972           2,083
  International Paper Co.                                 54,644           2,070
* Digital Equipment Corp.                                 32,219           2,066
  CSX Corp.                                               45,100           2,058
  Archer-Daniels-Midland Co.                             113,680           2,046
  First Union Corp.                                       36,570           2,034
  Aluminum Co. of America                                 37,994           2,009
  Texas Utilities Co.                                     48,427           1,992
  Loews Corp.                                             25,300           1,983
  Deere & Co.                                             56,132           1,979
  Merrill Lynch & Co., Inc.                               37,708           1,923
  Phillips Petroleum Co.                                  56,100           1,914
  Tenneco, Inc.                                           38,200           1,896
  Weyerhaeuser Co.                                        43,642           1,888
  KeyCorp                                                 50,800           1,842
  FPL Group, Inc.                                         39,669           1,840
  The Chubb Corp.                                         18,621           1,802
  American Brands, Inc.                                   38,874           1,735
  Dean Witter Discover & Co.                              36,204           1,702
  Aetna Life & Casualty Co.                               24,497           1,696
  SCEcorp                                                 95,516           1,695
  CIGNA Corp.                                             16,319           1,685
  SunTrust Banks, Inc.                                    24,500           1,678
  Wachovia Corp.                                          36,500           1,670
  Mellon Bank Corp.                                       30,322           1,630
  American Electric Power Co., Inc.                       39,936           1,617
  Consolidated Edison Co.
    of New York, Inc.                                     50,377           1,612
  Public Service Enterprise Group Inc.                    52,519           1,608
  Corning, Inc.                                           49,100           1,571
* Tele-Communications, Inc. Class A                       77,918           1,549
  Unocal Corp.                                            52,900           1,541
  Dominion Resources, Inc.                                37,205           1,535
  American General Corp.                                  43,874           1,530
  Unicom Corp.                                            46,104           1,510
  Alcan Aluminium Ltd.                                    48,333           1,504
  The Goodyear Tire & Rubber Co.                          32,690           1,483
  Occidental Petroleum Corp.                              68,223           1,458
  PECO Energy Corp.                                       47,580           1,433
  Entergy Corp.                                           48,887           1,430
  Houston Industries, Inc.                                56,336           1,366
  Georgia-Pacific Corp.                                   19,700           1,352
  Morgan Stanley Group, Inc.                              16,700           1,346
  The Limited, Inc.                                       76,700           1,333
  ITT Corp.                                               25,018           1,326
  First Fidelity Bancorp.                                 17,546           1,323
  Honeywell, Inc.                                         27,200           1,323
  Loral Corp.                                             36,944           1,307
  R.R. Donnelley & Sons Co.                               32,968           1,298
  PacifiCorp                                              61,012           1,297
* Toys R Us, Inc.                                         58,600           1,275
  Air Products & Chemicals, Inc.                          23,976           1,265
  Halliburton Co.                                         24,565           1,244
  Household International, Inc.                           20,989           1,241
  Textron, Inc.                                           18,163           1,226
  Barnett Banks, Inc.                                     20,754           1,224
* AMR Corp.                                               16,370           1,215
  ALLTEL Corp.                                            41,100           1,212
* ITT Hartford Group, Inc.                                25,018           1,210
  USX-Marathon Group                                      61,621           1,202
  Lincoln National Corp.                                  22,300           1,199
* Federated Department Stores                             43,400           1,194
  Conrail, Inc.                                           16,840           1,179
  Dayton-Hudson Corp.                                     15,400           1,155
  Central & South West Corp.                              41,262           1,150
  Morton International, Inc.                              31,800           1,141
  Carolina Power & Light Co.                              32,962           1,137
  Boatmen's Bancshares, Inc.                              27,696           1,132
  CoreStates Financial Corp.                              29,900           1,132
  Bankers Trust New York Corp.                            16,873           1,122
  Bank of Boston Corp.                                    24,101           1,115
  Union Carbide Corp.                                     29,407           1,103
  TRW, Inc.                                               14,070           1,090
  Browning-Ferris Industries, Inc.                        36,800           1,086
  U.S. Bancorp                                            32,430           1,086
  Hershey Foods Corp.                                     16,600           1,079
  Masco Corp.                                             34,400           1,079
  Eastman Chemical                                        17,200           1,077
  DTE Energy Co.                                          31,096           1,073
  Transamerica Corp.                                      14,629           1,066
  Burlington Resources, Inc.                              27,100           1,064
  Becton, Dickinson & Co.                                 14,156           1,062
  Amerada Hess Corp.                                      19,978           1,059
  National City Corp.                                     31,629           1,048
  CINergy Corp.                                           33,563           1,028
  St. Paul Cos., Inc.                                     18,084           1,006
  Comerica, Inc.                                          24,600             987
  Williams Cos., Inc.                                     21,812             957
  Genuine Parts Co.                                       23,300             955
  Dresser Industries, Inc.                                39,100             953
  Rohm & Haas Co.                                         14,500             933
  SAFECO Corp.                                            27,020             932
  Phelps Dodge Corp.                                      14,858             925
  Union Electric Co.                                      21,906             915
  Consolidated Natural Gas Co.                            19,982             907

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Baltimore Gas & Electric Co.                            31,617       $     901
* Federal Express Corp.                                   12,110             895
  Panhandle Eastern Corp.                                 32,114             895
* Tenet Healthcare Corp.                                  42,922             891
  Tyco International Ltd.                                 25,000             891
  Eaton Corp.                                             16,600             890
  General Public Utilities Corp.                          25,700             874
  Champion International Corp.                            20,669             868
  UNUM Corp.                                              15,600             858
  PP&L Resources Inc.                                     34,100             853
  Cooper Industries, Inc.                                 23,115             849
  Inco Ltd.                                               25,480             847
  American Stores Co.                                     31,588             845
  Whirlpool Corp.                                         15,852             844
  Coastal Corp.                                           22,554             840
  Apple Computer, Inc.                                    26,276             834
  Providian Corp.                                         20,412             832
  Dow Jones & Co., Inc.                                   20,840             831
  Ingersoll-Rand Co.                                      23,329             819
  Times Mirror Co. Class A                                24,124             817
  Delta Air Lines, Inc.                                   10,974             811
  Salomon, Inc.                                           22,856             811
* Crown Cork & Seal Co., Inc.                             19,400             810
  General Dynamics Corp.                                  13,494             798
  Reynolds Metals Co.                                     13,603             770
  Ohio Edison Co.                                         32,744             769
  Great Western Financial Corp.                           29,265             746
  Republic New York Corp.                                 12,000             746
  Sherwin-Williams Co.                                    18,300             746
  Baker Hughes, Inc.                                      30,262             738
  VF Corp.                                                13,643             720
  Union Camp Corp.                                        15,056             717
  Kmart Corp.                                             98,488             714
  Northern States Power Corp.                             14,536             714
  Jefferson-Pilot Corp.                                   15,299             711
  Nordstrom, Inc.                                         17,600             708
  Kerr-McGee Corp.                                        11,044             701
  Golden West Financial Corp.                             12,558             694
  Torchmark Corp.                                         15,347             694
  Melville Corp.                                          22,535             693
  Dillard Department Stores Class A                       24,268             692
  Northrop Grumman Corp.                                  10,515             673
  H.F. Ahmanson & Co.                                     25,203             668
  Premark International, Inc.                             13,100             663
  Willamette Industries, Inc.                             11,800             661
  Knight-Ridder, Inc.                                     10,524             658
  Sonat, Inc.                                             18,474             658
  Harcourt General, Inc.                                  15,600             653
  Black & Decker Corp.                                    18,424             649
* Price/Costco Inc.                                       41,774             637
  Dana Corp.                                              21,678             634
  Hilton Hotels Corp.                                     10,300             633
  Laidlaw Inc. Class B                                    60,700             622
  Rite Aid Corp.                                          17,923             614
  New York Times Co. Class A                              20,669             612
  Johnson Controls, Inc.                                   8,867             610
  The Mead Corp.                                          11,663             609
  Westvaco Corp.                                          21,917             608
  Mallinckrodt Group, Inc.                                16,600             604
  ITT Industries, Inc.                                    25,018             600
* National Semiconductor Corp.                            26,645             593
  Hasbro, Inc.                                            18,780             582
  Circuit City Stores, Inc.                               20,800             575
* Western Atlas Inc.                                      11,338             573
  Tandy Corp.                                             13,662             567
  Louisiana-Pacific Corp.                                 23,100             560
  USX-U.S. Steel Group                                    17,792             547
  Brown-Forman Corp. Class B                              14,917             544
  Parker Hannifin Corp.                                   15,812             541
  Beneficial Corp.                                        11,368             530
  Temple-Inland Inc.                                      11,994             529
  Cyprus Amax Minerals Co.                                20,132             526
  Federal Paper Board Co., Inc.                           10,111             524
  Deluxe Corp.                                            17,700             513
  Pacific Enterprises                                     18,100             511
  Brunswick Corp.                                         20,600             494
  The Stanley Works                                        9,600             494
  Wendy's International, Inc.                             23,145             492
  Armstrong World Industries Inc.                          7,900             490
  Bausch & Lomb, Inc.                                     12,296             487
  Ashland Inc.                                            13,606             478
* Columbia Gas Systems, Inc.                              10,845             476
  Echlin, Inc.                                            12,900             471
  Manor Care Inc.                                         13,400             469
  Maytag Corp.                                            23,105             468
  Harris Corp.                                             8,487             464
  SuperValu Inc.                                          14,573             459
  Reebok International Ltd.                               16,200             458
  Polaroid Corp.                                           9,652             457
  American Greetings Corp. Class A                        16,186             447
  Sun Co., Inc.                                           16,153             442
  Cooper Tire & Rubber Co.                                17,900             441
  Liz Claiborne, Inc.                                     15,877             440
  James River Corp.                                       17,567             424
  Ryder System, Inc.                                      17,150             424
  Pennzoil Co.                                             9,918             419
  Caliber System Inc.                                      8,400             410
  USF&G Corp.                                             24,135             407
  Darden Restaurants Inc.                                 33,900             402
* Fruit of the Loom, Inc.                                 16,500             402
  Giant Food, Inc. Class A                                12,767             402
  Moore Corp. Ltd.                                        21,428             399
  Snap-On Inc.                                             8,703             394
  The BF Goodrich Co.                                      5,568             379

                                                                          Market
                                                                           Value
VALUE PORTFOLIO (continued)                                Shares         (000)+
--------------------------------------------------------------------------------
  Advanced Micro Devices, Inc.                            22,689       $     374
  Woolworth Corp.                                         28,411             369
  Mercantile Stores Co., Inc.                              7,893             365
  Paccar, Inc.                                             8,493             357
  Boise Cascade Corp.                                     10,261             355
  Pep Boys (Manny, Moe & Jack)                            13,300             341
  Santa Fe Pacific Gold Corp.                             28,100             341
  National Service Industries, Inc.                       10,415             337
* Bethlehem Steel Corp.                                   24,000             336
  General Signal Corp.                                    10,300             333
* Varity Corp.                                             8,700             323
  Thomas & Betts Corp.                                     4,300             317
  Cummins Engine Co., Inc.                                 8,500             314
  Louisiana Land & Exploration Co.                         7,300             313
* King World Productions, Inc.                             7,900             307
  Teledyne Inc.                                           11,900             305
  NICOR, Inc.                                             10,922             300
  Niagara Mohawk Power Corp.                              31,029             299
  TJX Cos., Inc.                                          15,711             296
  Stone Container Corp.                                   20,500             295
  ASARCO, Inc.                                             9,123             292
  Echo Bay Mines Ltd.                                     27,700             287
  Pittston Services Group                                  9,000             282
  Briggs & Stratton Corp.                                  6,200             269
* Tandem Computers, Inc.                                  25,029             266
  Inland Steel Industries, Inc.                           10,552             265
  United States Surgical Corp.                            12,298             263
  Fleetwood Enterprises, Inc.                             10,054             259
  McDermott International, Inc.                           11,734             258
  The Timkin Co.                                           6,688             256
  Potlatch Corp.                                           6,364             254
  EG & G, Inc.                                            10,300             250
  Consolidated Freightways, Inc.                           9,400             249
  Crane Co.                                                6,500             240
  NorAm Energy Corp.                                      27,064             240
  ENSERCH Corp.                                           14,483             235
  Peoples Energy Corp.                                     7,398             235
  Russell Corp.                                            8,432             234
  Ogden Corp.                                             10,753             230
* Beverly Enterprises Inc.                                21,267             226
  USLIFE Corp.                                             7,431             222
* Amdahl Corp.                                            25,769             219
  Centex Corp.                                             6,104             212
* Unisys Corp.                                            37,200             209
  Alberto-Culver Co. Class B                               6,000             206
  Longs Drug Stores, Inc.                                  4,249             203
  Worthington Industries, Inc.                             9,791             203
  Safety-Kleen Corp.                                      12,605             197
  Pulte Corp.                                              5,779             194
* Santa Fe Energy Resources, Inc.                         19,792             191
  Great Atlantic & Pacific Tea Co., Inc.                   8,118             187
  Adolph Coors Co. Class B                                 8,257             183
  Alexander & Alexander Services, Inc.                     9,500             181
* Rowan Cos., Inc.                                        17,600             174
  Springs Industries Inc. Class A                          4,200             174
  Ball Corp.                                               6,293             173
  Fleming Cos., Inc.                                       8,203             169
* Navistar International Corp.                            15,900             167
  Helmerich & Payne, Inc.                                  5,400             161
* Intergraph Corp.                                         9,800             154
  Scientific-Atlanta, Inc.                                10,200             153
  Eastern Enterprises                                      4,200             148
* Bally Entertainment Corp.                               10,200             143
* Cray Research, Inc.                                      5,600             139
  John H. Harland Co.                                      6,600             138
  ONEOK, Inc.                                              5,600             128
  Giddings & Lewis, Inc.                                   7,078             115
  Community Psychiatric Centers                            9,200             113
  NACCO Industries, Inc. Class A                           2,000             111
* Data General Corp.                                       7,900             109
  Luby's Cafeterias, Inc.                                  4,900             109
  Kaufman & Broad Home Corp.                               6,900             103
  Outboard Marine Corp.                                    4,300              88
  Stride Rite Corp.                                       10,300              77
  Yellow Corp.                                             6,174              76
* Ryan's Family Steak Houses, Inc.                        10,700              74
  Charming Shoppes, Inc.                                  20,404              57
  Zurn Industries, Inc.                                    2,400              51
  Brown Group, Inc.                                        3,500              50
  Handleman Co.                                            7,400              43
* Viacom International Class A                               766              35
  Norwest Corp.                                              600              20
  Westinghouse Electric Corp.                              1,000              17
* Zenith Electronics Corp.                                   115               1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.6%)(1)
  (Cost $407,029)                                                        494,178
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS (0.4%)
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
                                                        ---------
U.S. TREASURY BILL--Note D
    5.33%, 3/21/96                                        $   200            198
REPURCHASE AGREEMENT
    Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96                                   1,895          1,895
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $2,093)                                                            2,093
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
  (Cost $409,122)                                                        496,271
--------------------------------------------------------------------------------

                                                                          Market
                                                                           Value
                                                                          (000)+
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  Receivables for Securities Sold                                      $  44,184
  Other Assets--Notes B and E                                              4,156
  Payables for Securities Purchased                                      (46,114)
  Other Liabilities--Note E                                               (2,170)
                                                                       ---------
                                                                              56
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 33,551,387 outstanding
    shares of beneficial interest
    (unlimited authorization)                                           $496,327
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $14.79
================================================================================

+ See Note A to Financial Statements.
* Non-Income Producing Security.
(1) The combined market value of common stocks and Standard & Poor's Value Index futures contracts represents 99.9% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          Amount             Per
                                                           (000)           Share
                                                       ---------        --------
  Paid in Capital                                       $399,764          $11.91
  Undistributed Net
    Investment Income                                        195             .01
  Accumulated Net
    Realized Gains                                         9,219             .27
  Unrealized Appreciation
    (Depreciation)--Note D:
     Investment Securities                                87,149            2.60
     Futures Contracts                                        --              --
--------------------------------------------------------------------------------
NET ASSETS                                              $496,327          $14.79
--------------------------------------------------------------------------------


                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO                                           Shares          (000)+
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
  AAR Corp.                                               39,200       $     862
  ABM Industries                                          22,100             613
* ABR Information Services, Inc.                          18,250             789
* ACX Technologies Inc.                                   39,400             596
  AK Steel Holding Corp.                                  33,900           1,161
  AMLI Residential Properties Trust                       21,400             428
* APS Holding Corp.                                       26,900             599
* AST Research, Inc.                                      43,759             377
* ATS Medical, Inc.                                       59,300             552
* Access Health Marketing, Inc.                           23,000           1,023
* Accustaff, Inc.                                         20,800             907
  Ackerley Communications, Inc.                           12,400             189
* Acme Electric Corp.                                     43,400             396
  Acordia, Inc.                                           22,300             666
* Actel Corp.                                             58,000             627
* Active Voice Corp.                                      16,300             436
* Acuson Corp.                                            52,250             647
* Acxiom Corp.                                            28,600             786
  ADAC Laboratories                                       53,233             639
* Addington Resources, Inc.                               30,700             443
* Adelphia Communications
    Corp. Class A                                         37,300             247
* Advanced Technology
    Laboratories, Inc.                                    20,000             493
* Advanced Tissue Sciences Inc.                           73,200             737
* Advantage Healthcare Corp.                              18,500             809
  ADVO, Inc.                                              41,950           1,091
* Agouron Pharmaceuticals, Inc.                           19,800             656
* Air and Water Technologies
    Corp. Class A                                         32,900             202
  Air Express International Corp.                         25,100             571
  Airborne Freight Corp.                                  35,000             932
* Alantec Corp.                                           20,500           1,194
* Alaska Air Group, Inc.                                  42,600             692
  Albank Financial Corp.                                  23,700             712
  Albany International Corp.                              40,200             729
  Alex Brown, Inc.                                        20,500             861
* Alexander's, Inc.                                       10,100             702
  Alfa Corp.                                              55,700             954
  Alico, Inc.                                             21,900             558
  The Allen Group, Inc.                                   43,760             979
* Alliance Pharmaceutical Corp.                           36,800             499
* Alliant Techsystems, Inc.                               23,000           1,164
* Alltrista Corp.                                         18,793             342
* Allwaste, Inc.                                         120,700             573
* Alpha Industries, Inc.                                  29,300             414
  Alpharma Inc. Class A                                   32,100             839
* Amax Gold, Inc.                                         78,131             566
  Amcast Industrial Corp.                                 30,700             560
  Amcol International Corp.                               26,800             384
  Amcore Financial                                        28,380             582

                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* Amerco Inc.                                              7,400       $     152
* America West Airlines, Inc.                             68,900           1,171
* American Annuity Group Inc.                             51,000             606
  American Bankers Insurance Group                        33,300           1,305
* American Buildings Co.                                  18,900             421
  American Filtrona Corp.                                 14,900             514
* American Freightways                                    32,800             342
  American Health Properties, Inc.                        33,500             720
  American Health Properties
    Psychiatric Group                                      2,870              44
  American Heritage Life
    Investment Corp.                                      26,532             607
* American Management Systems, Inc.                       44,050           1,324
  American Media Class A                                 101,000             429
* American Medical Response, Inc.                         21,700             705
* American Mobile Satellite Corp., Inc.                   24,400             750
  American President Cos., Ltd.                           44,700           1,028
* American Superconductor Corp.                           38,300             565
* American Travellers Corp.                               28,500             800
* Americredit Corp.                                       57,100             778
* Amerisource Health Corp.                                36,300           1,198
  Ameron, Inc.                                            13,700             515
  Ametek, Inc.                                            57,600           1,080
* Ampal-American Israel Corp.                             78,800             414
  Amresco, Inc.                                           61,200             765
  Amsco International, Inc.                               52,400             779
  Analogic Corp.                                          28,100             506
  Anchor Bancorp Wisconsin Inc.                           19,175             690
* Anchor Gaming                                           28,700             657
  Angelica Corp.                                          27,000             554
* AnnTaylor Stores Corp.                                  39,100             401
* Antec Corp.                                             15,200             273
  Anthony Industries, Inc.                                31,010             713
  Apogee Enterprises, Inc.                                36,600             627
  Apple South, Inc.                                       57,850           1,237
  Applebee's International, Inc.                          51,200           1,178
* Applied Bioscience International, Inc.                  32,308             222
* Applied Digital Access, Inc.                            46,400             557
* Applied Innovation Inc.                                 48,200             575
* Applied Magnetics Corp.                                 36,200             674
  Applied Power, Inc.                                     18,300             549
* Applix, Inc.                                            37,000             999
* Apria Healthcare                                        75,800           2,160
  Aptargroup Inc.                                         29,900           1,118
  Aquarion Co.                                            24,986             637
  Arbor Drugs, Inc.                                       34,300             716
* Arch Communications Group, Inc.                         39,200             943
  Arctco Inc.                                             49,300             638
  Argonaut Group, Inc.                                    29,100             953
* Argosy Gaming Co.                                       50,400             378
* Armco, Inc.                                            128,500             755
  Arnold Industries, Inc.                                 34,900             615
* Artisoft, Inc.                                          47,600             306
  Arvin Industries, Inc.                                  35,500             586
  Ashland Coal Inc.                                       20,600             440
* Aspect Telecommunications                               36,200           1,208
  Associated Banc-Corp.                                   25,883           1,055
* Associated Group, Inc.                                  26,524             491
* Associated Group, Inc. Class B                             375               7
  Astoria Financial Corp.                                 18,200             833
* Asyst Technologies, Inc.                                14,900             527
* Atari Corp.                                            134,800             185
* Athena Neurosciences, Inc.                              57,000             691
  Atmos Energy Corp.                                      23,200             534
* Atria Software, Inc.                                    18,300             714
  Augat, Inc.                                             26,900             461
* Aura Systems, Inc.                                      82,500             467
* Auspex Systems, Inc.                                    37,100             672
  Authentic Fitness Corp.                                 27,900             579
* Autotote Corp.                                          51,500             150
  Avalon Properties                                       47,700           1,026
* Avant! Corp.                                            12,675             239
* Avatar Holding, Inc.                                    17,600             609
  Avemco Corp.                                            29,700             475
  Aviall Inc.                                             69,075             648
* Avid Technology, Inc.                                   33,600             640
* Aztar Corp.                                             78,500             628
* BBN Corp.                                               38,600           1,587
  BHC Financial Inc.                                      28,675             513
* BISYS Group, Inc.                                       31,200             952
* BJ Services Co.                                         48,400           1,404
  BMC Industries, Inc.                                    54,800           1,274
  BRE Properties Inc. Class A                             16,700             595
  BSB Bancorp, Inc.                                       26,873             679
  BW/IP Inc.                                              37,200             605
* Baby Superstore, Inc.                                   14,300             813
  J. Baker, Inc.                                          54,100             301
  Baldor Electric Co.                                     40,470             814
  Ballard Medical Products                                44,166             789
* Bally Entertainment Corp.                               76,200           1,067
  Bancorpsouth, Inc.                                      27,100             549
* Banctec, Inc.                                           51,828             959
  Bank of Granite Corp.                                   14,650             419
  Bank of New Hampshire Corp.                              6,700             291
  Bank North Group                                        23,000             880
  Banta Corp.                                             33,500           1,487
* Banyan Systems, Inc.                                    17,900             183
  Barefoot, Inc.                                          42,000             433
  Barnes Group, Inc.                                       9,500             342
* Barr Labs Inc.                                          20,600             613
* Barrett Resources Corp.                                 56,300           1,654
  Bassett Furniture Industries, Inc.                      21,525             495
  Bay Apartment Communities, Inc.                         33,700             817
* Bay Networks                                            22,208             912

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
                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Bay State Gas Co.                                       20,881       $     579
  Bay View Capital Corp.                                  24,910             719
  Beacon Properties Corp.                                 30,800             708
  Bearings, Inc.                                          31,800             930
  Belden Inc.                                             40,800           1,051
  Bell Bancorp, Inc.                                      23,900             859
* Benson Eyecare Corp.                                    68,399             616
* Benton Oil & Gas Co.                                    37,500             560
  W.R. Berkley Corp.                                      20,950           1,121
  Berkshire Realty Co., Inc.                              69,000             664
  Berry Petroleum Class A                                 45,300             459
  Bindly Western Industries, Inc.                         30,300             515
  Biocraft Laboratories                                   20,700             274
* Bio-Rad Labs, Inc. Class A                              17,700             752
* Biotechnology General                                  139,000             639
  Birmingham Steel Corp.                                  47,500             707
* Black Box Corp.                                         43,000             704
  Black Hills Corp.                                       21,900             542
  Blair Corp.                                             11,000             347
  Blessings Corp.                                         28,000             291
  Block Drug Co. Class A                                  23,362             815
* Blyth Industries, Inc.                                  30,000             885
* Boca Research, Inc.                                     21,300             572
* Boise Cascade Office Products Corp.                      6,600             282
* Bombay Co.                                              58,975             376
* Books-a-Million Inc.                                    20,600             263
* Boole & Babbage Inc.                                    37,575             907
* Borders Group, Inc.                                     62,800           1,162
  Borg-Warner Automotive, Inc.                            41,000           1,312
* Borg-Warner Security Corp.                              26,600             333
* Borland International, Inc.                             45,500             754
  Boston Bancorp                                          18,400             741
* Boston Technology, Inc.                                 30,700             393
  Bowne & Co., Inc.                                       25,000             500
* Box Energy Corp. Class B                                55,400             474
  W.H. Brady Class A                                      37,800           1,002
  Breed Technological Inc.                                20,400             377
  Brenco, Inc.                                            41,800             434
  Brenton Banks, Inc.                                     22,650             484
* Bright Voice Systems, Inc.                              30,000             413
* Broadband Technologies, Inc.                            20,600             332
* Broadway & Seymour, Inc.                                14,900             238
* Brooklyn Bancorp, Inc.                                  20,305             825
* Brooktree Corp.                                         52,600             628
  Brown Group, Inc.                                       23,600             336
  Brush Wellman, Inc.                                     27,500             474
* Buffets Inc.                                            42,700             598
* Burlington Coat Factory
    Warehouse Corp.                                       18,100             186
* Burlington Industries                                  111,900           1,469
* Burr-Brown Corp.                                        25,900             651
* CAI Wireless Systems Inc.                               40,455             387
  CBL & Associates Properties, Inc.                       32,100             698
  CCB Financial Corp.                                     24,283           1,348
* C-Cor Electronics, Inc.                                 19,300             449
* C-Cube Microsystems, Inc.                               57,000           3,577
  CCH Inc. Class A                                        41,100           2,276
* CDI Corp.                                               38,500             693
  CKE Restaurants Inc.                                    25,400             406
  CMAC Investment Corp.                                   18,100             796
  CML Group, Inc.                                         70,200             360
  CNB Bankshares, Inc.                                    30,521             862
  CPI Corp.                                               22,000             352
* CSF Holdings, Inc.                                      29,125           1,160
* C-TEC Corp.                                             32,300             997
  CWM Mortgage Holdings Inc.                              71,100           1,209
* Cable Design Technologies                               15,800             703
  Cabot Oil & Gas Corp.                                   36,426             533
* Cal Fed Bancorp Inc.                                    84,978           1,338
* Calgene, Inc.                                           31,600             142
  Calgon Carbon Corp.                                     43,700             524
  Cali Realty Corp.                                       14,200             311
* California Federal Bank
    Goodwill Participation Certificates                    2,667              13
* California Microwave, Inc.                              24,200             398
  California Water Service Co.                            20,113             656
  Calmat Co.                                              30,000             548
* Cambridge Technology Partners                           19,000           1,076
  Camco International, Inc.                               42,000           1,176
  Camden Property Trust                                   23,300             556
* Canandaigua Wine Co., Inc. Class A                      14,800             485
* Canandaigua Wine Co., Inc. Class B                       6,400             220
* Cannondale Corp.                                        25,000             403
  Capital Re Corp.                                        19,800             609
  Capitol American Financial Corp.                        18,400             416
  Capstead Mortgage Corp.                                 39,800             910
* Capsure Holdings                                        22,600             398
  Caraustar Industries, Inc.                              32,800             664
* Career Horizons Inc.                                    24,000             801
  Carlisle Co., Inc.                                      24,100             973
* Carmike Cinemas, Inc. Class A                           30,100             677
  Carpenter Technology Corp.                              28,200           1,160
  Carr Realty Corp.                                       36,300             885
* Carrington Labs Inc.                                    18,500             576
* Carson Pirie Scott & Co.                                28,800             572
  Carter-Wallace, Inc.                                    37,700             429
  Cascade Natural Gas Corp.                               34,550             557
  Casey's General Stores                                  50,700           1,106
  Cash America International Inc.                         89,800             494
* Casino Magic Corp.                                      86,000             263
* Catalina Marketing Corp.                                15,900             998
* Catellus Development Corp.                             121,550             729
  Cato Corp. Class A                                      14,600             112
* Cellpro, Inc.                                           15,800             251
* Cellular Communications
    International Inc.                                    19,900             843

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
                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* Cellular Communications of
    Puerto Rico, Inc.                                     14,800       $     403
* Cellular Technical Services Co.                         29,712             683
* Centex Construction Products                            28,000             403
* Centocor, Inc.                                           5,000             155
  Central Hudson Gas & Electric Corp.                     27,900             861
  Central Louisiana Electric Co.                          36,300             976
  Central Maine Power Co.                                 54,014             776
  Central Vermont Public Service Corp.                    40,300             539
  Centura Banks, Inc.                                     37,700           1,324
* Century Communications Corp.
    Class A                                               66,816             535
* Cephalon Inc.                                           36,900           1,506
* Ceridian Corp.                                          20,000             825
* Champion Enterprises, Inc.                              41,900           1,294
* Champion Healthcare Corp.                               39,800             211
  Chaparral Steel Co.                                     33,500             561
  Charming Shoppes, Inc.                                 153,800             447
  Charter One Financial                                   77,535           2,365
  Charter Power Systems, Inc.                             16,700             474
* Chase Brass Industries, Inc.                            38,600             487
* Checkers Drive-In Restaurant                            58,600              60
* Checkpoint Systems, Inc.                                23,500             878
  Chelsea GCA Realty, Inc.                                25,000             750
  Chemed Corp.                                            21,600             840
  Chemical Finance                                        14,593             580
* The Cherry Corp. Class A                                15,800             158
* The Cherry Corp. Class B                                15,000             148
  Chesapeake Corp. of Virginia                            39,300           1,164
* Chesapeake Energy Corp.                                 32,400           1,077
* Cheyenne Software, Inc.                                 65,100           1,701
* Chic by H.I.S., Inc.                                    46,300             255
* Children's Discovery Centers of
    America, Inc.                                         26,900             129
  Chiquita Brands International, Inc.                     46,500             639
  Chittenden Corp.                                        24,588             781
* Christiana Cos., Inc.                                   16,400             369
  Church and Dwight, Inc.                                 29,400             544
* Cidco, Inc.                                             15,600             396
  Cilcorp, Inc.                                           22,700             962
* Circle K Corp.                                          42,200           1,071
  Citicasters, Inc.                                       23,400             547
  Citifed Bancorp                                         19,400             664
  Citizens Bancorp MD                                     23,900             765
  Citizens Banking Corp.                                  16,400             482
  Citizens Corp.                                          38,000             708
* Citizens Utilities Co. Class B                         118,040           1,490
  City National Corp.                                     62,500             875
  Claire's Stores, Inc.                                   36,000             635
  Clarcor Inc.                                            22,350             455
  Cleveland-Cliffs Iron Co.                               19,400             795
* Clintrials Research, Inc.                               27,200             551
* Coast Savings Financial, Inc.                           38,500           1,333
* Coastal Physician Group, Inc.                           42,500             574
* Cobra Golf, Inc.                                        16,400             586
  Coca-Cola Bottling Co.                                  19,222             672
  Coeur D'Alene Mines Corp.                               31,543             540
* Cognex Corp.                                            60,200           2,107
* Coherent Communications
    Systems Corp.                                         29,100             553
* Coherent, Inc.                                          18,000             736
  Collective Bancorp, Inc.                                33,600             857
  Collagen Corp.                                          30,200             632
* Collins & Aikman Corp.                                 118,300             784
  Colonial Bancgroup, Inc.                                30,300             977
* Colonial Data Technologies Corp.                        37,700             773
  Colonial Properties Trust                               25,300             645
* Columbia Laboratories Inc.                              96,700             828
  Columbus Realty Trust                                   35,000             678
  Comair Holdings, Inc.                                   39,400           1,054
  Commerce Bancorp, Inc.                                  34,618             764
  Commerce Group, Inc.                                    63,100           1,301
  Commercial Federal Corp.                                22,700             857
  Commercial Intertech Corp.                              43,850             795
  Commercial Metals Co.                                   19,866             492
* Commnet Cellular Inc.                                   20,800             603
  Commonwealth Energy Systems                             15,000             671
  Communications Systems, Inc.                            34,000             527
* Community Healthcare Systems                            32,400           1,154
* Community Psychiatric Centers                           69,850             856
* Compression Labs, Inc.                                  62,240             397
* Computer Horizons Corp.                                 21,800             820
* Computer Network Technology Corp.                       84,400             375
* CompUSA, Inc.                                           34,600           1,077
* Computer Products, Inc.                                 36,822             421
* Computervision Corp.                                   103,800           1,596
* Comverse Technology, Inc.                               33,900             682
* Concord EFS, Inc.                                       40,725           1,700
* Cone Mills Corp.                                        38,300             431
* Congoleum Corp. Class A                                 38,300             412
* Conmed Corp.                                            21,750             538
  Connecticut Natural Gas Corp.                           22,800             533
* Conner Peripherals, Inc.                                93,300           1,959
* Continental Airlines, Inc.                              27,000           1,175
* Continuum Co.                                           32,300           1,276
* Converse Inc.                                           35,799             148
  Adolph Coors Co. Class B                                62,200           1,380
* Copytele, Inc.                                          62,100             602
* Cor Therapeutics, Inc.                                  22,000             182
* Corrections Corp. of America                            59,600           2,213
* Corrpro Cos., Inc.                                      58,500             366
  Cousins Properties, Inc.                                47,700             966
* Coventry Corp.                                          53,000           1,096
  Crawford & Co. Class B                                  35,500             577
* Cray Research, Inc.                                     44,900           1,111
* Credence Systems Corp.                                  36,600             833

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Cree Research, Inc.                                     25,200       $     375
  Crescent Real Estate Equities, Inc.                     35,000           1,194
  Criimi Mae Inc.                                         84,800             710
  A.T. Cross Co. Class A                                  22,400             339
* Crosscom Corp.                                          37,100             424
  Crown American Realty Trust                             70,100             552
* Crown Central Petroleum Corp.
    Class A                                               27,600             407
  Cubic Corp.                                             18,400             524
  Cullen/Frost Bankers, Inc.                              18,440             924
* Culligan Water Technologies                             14,300             347
  Curtiss-Wright Corp.                                    12,800             688
* Cygnus Inc.                                             50,600           1,126
* Cyrix Corp.                                             31,900             730
* Cytec Industries, Inc.                                  28,628           1,786
* Cytogen Corp.                                           77,800             402
* DSP Communications, Inc.                                23,400           1,018
* DSP Group Inc.                                          30,200             340
* Daig Corp.                                              23,800             550
  Dallas Semiconductor Corp.                              36,700             762
  Dames & Moore, Inc.                                     18,300             222
  Daniel Industries, Inc.                                 35,900             512
* Danielson Holdings Corp.                                52,700             362
  Dart Group Corp. Class A                                 5,767             535
* Data General Corp.                                      61,100             840
* Datascope Corp.                                         37,100             881
* Dave and Busters                                         3,920              48
* Davidson and Associates, Inc.                           26,000             566
  DeBartolo Realty Corp.                                  73,700             958
  Dekalb Genetics Corp. Class B                           15,400             695
  Delchamps, Inc.                                         26,653             543
  Delta & Pine Land Co.                                   20,933             769
  Delta Woodside                                          40,800             270
  Deposit Guaranty Corp.                                  30,800           1,382
* Destec Energy Inc.                                      18,300             252
  Developers Diversified Realty Corp.                     26,200             786
  Devon Energy Corp.                                      35,200             898
* Devry, Inc.                                             33,600             907
  Dexter Corp.                                            42,600           1,006
  Diagnostic Products Corp.                               22,900             867
* Dial Page, Inc.                                         24,900             391
* Dialogic Corp.                                          18,800             731
* Digi International, Inc.                                18,200             346
* Digital Link Corp.                                      19,800             283
* Digital Microwave Corp.                                 53,400             527
* Dimark, Inc.                                            30,600             444
  Dimon Inc.                                              49,800             878
* Dionex Corp.                                            10,700             611
* Discovery Zone, Inc.                                    79,100             246
  Donaldson Co., Inc.                                     37,700             947
* Doubletree Corp.                                        33,500             867
* Dovatron International Inc.                             23,853             814
* Dravo Corp.                                             47,300             568
* The Dress Barn, Inc.                                    55,100             537
  Dreyer's Grand Ice Cream, Inc.                          16,400             551
* Dual Drilling Co.                                       36,200             416
  Duke Realty Investments                                 40,000           1,255
* Dura Pharmaceuticals, Inc.                              23,800             827
  Duriron Co., Inc.                                       30,200             706
  Duty Free International Inc.                            25,100             402
* Dynatech Corp.                                          39,700             680
* EP Technologies, Inc.                                   39,900             571
* EZ Communications, Inc.                                 37,800             666
* Eagle Hardware & Garden, Inc.                            8,000              59
  Easco, Inc.                                             47,000             388
  Eastern Enterprises                                     32,800           1,156
  Eastern Utilities Associates                            32,189             760
  Eaton Vance Corp.                                       16,300             456
  Edison Brothers Stores, Inc.                           163,800             307
* Edmark Corp.                                            12,850             400
* Egghead, Inc.                                           66,200             426
  Elcor Corp.                                             27,800             605
* Electro Rent Corp.                                      43,779             930
* Electro Scientific Industries, Inc.                     13,300             384
* Electroglas, Inc.                                       31,600             798
* Electronics for Imaging, Inc.                           38,600           1,674
  Elizabethtown Corp.                                     21,100             636
* Emcare Holdings Inc.                                    15,300             361
  Empire District Electric Co.                            40,634             726
* Emulex Corp.                                            25,500             266
  Energen Corp.                                           30,200             729
  Enhance Financial Services
    Group, Inc.                                           30,800             820
  Ennis Business Forms, Inc.                              44,850             549
* Envirosource, Inc.                                     106,300             332
* Envoy Corp.                                             29,800             520
* Enzo Biochem, Inc.                                      30,300             583
* Epitope Inc.                                            40,700             672
* Ethan Allen Interiors Inc.                              36,600             746
* Evans & Sutherland Computer Corp.                       30,700             695
  Evans Withycombe Residential, Inc.                      26,600             572
* Evergreen Media Corp.                                   15,000             480
* Exabyte Corp.                                           36,000             529
* Exar Corp.                                              14,800             220
* Excalibur Technologies Corp.                            22,300             811
  Excel Industries, Inc.                                  37,500             525
  Executive Risk Inc.                                        400              12
  Exide Corp.                                             28,800           1,321
* Exide Electronics Group, Inc.                           24,000             348
  Expeditors International of
    Washington, Inc.                                      29,300             765
* Express Scripts                                         24,100           1,217
  F & M National Corp.                                    29,141             583
  FMC Gold Co.                                            63,200             261
  F.N.B. Corp.                                             6,000             129
* FSI International, Inc.                                 28,000             564

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
                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* FTP Software, Inc.                                      31,300       $     910
* Fabri-Centers of America, Inc.                          33,900             449
* Fabri-Centers of America, Inc.
    Class B                                               33,900             364
* Falcon Building Products, Inc.
    Class A                                               42,700             411
  Family Dollar Stores, Inc.                              67,700             931
  Farmer Brothers, Inc.                                    3,350             457
  Fay's Drug Co.                                          62,675             470
  Fedders Corp.                                           64,400             370
  Fedders Corp. Class A                                   67,612             287
  Federal-Mogul Corp.                                     57,400           1,126
  Federal Realty Investment Trust                         53,700           1,222
  Fidelity National Financial, Inc.                       37,783             704
* Fieldcrest Cannon, Inc.                                 26,900             447
* Figgie International Inc. Class A                       48,500             512
* FileNet Corp.                                           21,700           1,017
  Financial Security Assurance
    Holdings Ltd.                                         43,900           1,092
  Financial Trust Corp.                                    9,666             289
  Fingerhut Co.                                           76,300           1,059
* Firefox Communications, Inc.                            19,500             451
* First Alert, Inc.                                       39,800             348
  First American Financial Corp.                          17,700             473
  First Bancorp of Ohio                                   56,000           1,659
  First Citizens BancShares Class A                       14,700             803
  First Commerce Bancshares Inc.
    Class A                                                5,300             113
  First Commerce Bancshares Inc.
    Class B                                                8,000             122
  First Commercial Corp.                                  41,959           1,374
  First Commonwealth Financial Corp.                      34,100             597
* First Federal Financial                                 37,575             531
  First Financial Bancorp                                 18,791             651
  First Financial Savings Assn.                           48,700           1,108
  First Industrial Realty Trust                           26,000             585
  First Merchants Corp.                                   21,600             567
  First Michigan Bank Corp.                               31,321             865
  First Midwest Bancorp                                   26,700             776
  First Mississippi Corp.                                 33,200             880
  First National Bank of Gainsville                       27,550             875
  First Source Corp.                                      26,625             619
* First Team Sports, Inc.                                 42,000             635
  Firstbank of Illinois Co.                                1,760              55
  Firstbank Puerto Rico                                   23,400             524
  Firstier Financial Inc.                                 23,550           1,027
* Firstmiss Gold, Inc.                                    28,112             618
  Fisher Scientific International Inc.                    27,900             931
* Flagstar Cos.                                           85,960             258
  Florida East Coast Railway Co.                           9,200             628
  Florida Rock Industries, Inc.                           18,000             527
  Flowers Industries, Inc.                                96,900           1,175
  Fluke Corp.                                             18,400             695
* Foamex International, Inc.                              66,100             492
* Foodmaker, Inc.                                        122,500             720
* Fore Systems, Inc.                                      16,500             983
  Foremost Corp. of America                               13,500             689
  Fort Wayne National Corp.                               21,100             673
* FoxMeyer Health Corp.                                   31,484             842
* Franklin Quest Co.                                      30,900             603
  Fremont General Corp.                                   20,240             744
* Friedman's Inc. Class A                                 31,900             606
* Fritz Cos., Inc.                                        25,800           1,074
  Frontier Insurance Group, Inc.                          22,400             717
  H.B. Fuller Co.                                         22,850             803
  Fulton Financial Corp.                                  47,379             965
  Fund American Enterprise
    Holding Co.                                           12,253             913
  Furon Co.                                               29,800             596
* Fusion Systems                                          23,000             638
  G & K Services, Inc.                                    42,150           1,070
* GC Cos.                                                 17,750             595
  Gables Residential Trust                                39,000             892
  Gainsco, Inc.                                           61,359             698
* Galey & Lord                                            45,300             487
  Arthur J. Gallagher & Co.                               23,600             879
* Gasonics International Corp.                            23,800             327
* Gaylord Container Corp.                                 86,100             694
  GenCorp, Inc.                                           38,500             472
* General Acceptance Corp.                                13,600             201
* General Datacomm Industries, Inc.                       44,800             767
  General Growth Properties                               43,200             896
* General Host Corp.                                      91,719             367
* Genesis Health Ventures Inc.                            24,500             894
* Geneva Steel Class A                                       900               6
* Gentex Corp.                                            22,800             504
  Geon Co.                                                40,700             992
* Geotek Industries, Inc.                                 60,200             386
  Gerber Scientific, Inc.                                 28,700             466
* Gibraltar Steel                                         25,950             323
* Gibson Greetings, Inc.                                   4,000              64
  Giddings & Lewis, Inc.                                  55,700             912
* Gilead Sciences, Inc.                                   39,000           1,258
* Glendale Federal                                        68,200           1,194
  Glimcher Realty Trust                                   35,900             619
* Global Industrial Technologies, Inc.                    36,900             696
* Global Industries, Ltd.                                 16,500             493
* Global Natural Resources, Inc.                          81,300             854
* Global Village Communication                            12,200             233
* Goody's Family Clothing                                 38,300             345
  Gorman-Rupp Co.                                         27,125             420
  Goulds Pumps, Inc.                                      33,800             843
  Graco, Inc.                                             25,100             766
* Grancare Inc.                                           56,172             814
* Grand Casinos, Inc.                                     48,900           1,137
* Great American Management, Inc.                         17,700             832

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
                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Great Financial Corp.                                   41,500        $    980
  Green Mountain Power Corp.                              19,508             541
  Greenfield Industries, Inc.                             28,200             878
  Greif Brothers Corp. Class A                            32,200             865
  Grey Advertising, Inc.                                   2,700             539
* Griffon Corp.                                           85,100             766
  Guilford Mills, Inc.                                    29,200             595
* Gulf South Medical Supply, Inc.                         15,700             471
* Gupta Corp.                                             46,700             234
* Gymboree Inc.                                           41,400             851
  HGI Realty                                              40,164             919
* Hadco Corp.                                             22,500             637
* Haemonetics Corp.                                       40,950             727
  Haggar Corp.                                             6,300             115
* Halsey Drug Co., Inc.                                    1,412               5
  Hancock Holding Co.                                     16,646             618
  Handleman Co.                                           30,800             177
  Handy & Harman                                          44,800             739
  John H. Harland Co.                                     50,200           1,048
  Harleysville National Corp.                              1,500              41
  Harman International Industries, Inc.                   22,225             892
  Harmon Industries, Inc.                                 27,500             413
  Harper Group, Inc.                                      36,600             654
  Harte-Hanks Communications Co.                          35,250             696
* Hartmarx Corp.                                         100,800             441
  Hawkeye Bancorp                                         35,500             952
  Health Care REIT, Inc.                                  31,400             565
* Health Management Systems, Inc.                         10,000             388
  Healthcare Realty Trust Inc.                            19,800             455
* Healthdyne Technologies, Inc.                           37,701             429
* Healthwise of America Inc.                              19,450             756
* Heart Technology, Inc.                                  18,800             615
* Heartland Express, Inc.                                 32,147             651
* Heartland Wireless
    Communications, Inc.                                   9,200             269
* Hecla Mining Co.                                        75,800             521
* Heftel Broadcasting Corp.                               20,400             367
  Helene Curtis, Inc.                                     21,600             683
  Helix Technology Corp.                                  12,300             487
  Helmerich & Payne, Inc.                                 43,500           1,294
  Herbalife International, Inc.                           42,700             374
  Heritage Financial Services, Inc.                       30,800             581
* Heritage Media Corp. Class A                            30,504             782
  Highwood Properties, Inc.                               30,800             870
  Holly Corp.                                             16,800             380
* Hollywood Casino Corp.                                  49,800             209
* Hollywood Entertainment Corp.                           32,600             277
* Hollywood Park, Inc.                                    40,000             400
  Home Beneficial Corp. Class B                           28,400             685
  Home Financial Corp.                                    38,300             594
* Home Shopping Network, Inc.                             87,300             786
* Hometown Buffet, Inc.                                   42,400             469
  Horace Mann Educators Corp.                             40,400           1,263
* Horizon/CMS Healthcare Corp.                            87,631           2,213
* Hornbeck Offshore Services, Inc.                        17,300             342
  Houghton Mifflin Co.                                    23,400           1,006
* Hovnanian Enterprises Class A                           67,850             509
* Hovnanian Enterprises Class B                            9,650              71
  Hubco, Inc.                                             36,201             801
  Hudson Foods Inc. Class A                               41,550             717
  Huffy Corp.                                             49,500             501
  Hughes Supply, Inc.                                     19,700             557
* Human Genome Sciences, Inc.                             13,600             519
  Hunt Manufacturing Co.                                  37,300             648
  J.B. Hunt Transport Services, Inc.                      36,650             618
* Hutchinson Technology, Inc.                              8,900             373
  Hydron Technologies, Inc.                               45,500              85
* Hyperion Software Corp.                                 35,000             748
  IBS Financial Corp.                                     38,200             575
  ICN Pharmaceuticals                                     54,336           1,046
  IES Industries, Inc.                                    49,700           1,317
* IGI, Inc.                                               40,100             331
* IHOP Corp.                                              27,100             698
  IRT Property Co.                                        73,777             682
  ISB Financial Corp.                                     30,700             464
* I-STAT Corp.                                            11,900             384
* ITI Technologies, Inc.                                  17,900             526
  IWC Resources Corp.                                     25,100             505
  Ideon Group                                             48,200             488
* Identix, Inc.                                           31,100             330
  IDEX Corp.                                              32,300           1,324
* IDEXX Laboratories                                      60,700           2,838
* Immunex Corp.                                           37,400             619
* Imo Industries, Inc.                                    74,800             514
* Imperial Bancorp                                        35,603             863
* Imperial Credit                                         43,620             932
* In Focus Systems, Inc.                                  20,900             752
* Inbrand Corp.                                           32,900             551
* Incyte Pharmaceuticals, Inc.                            22,100             553
  Independent Insurance Group, Inc.                       26,800             730
  Indiana Energy, Inc.                                    31,700             757
* Information Resources, Inc.                             41,900             511
* Inphynet Medical Management, Inc.                       34,000             812
* Input/Output, Inc.                                      32,300           1,865
* Insignia Financial Group                                21,400             824
* Insilco Corp.                                           15,100             489
* Inso Corp.                                              19,200             818
* Insurance Auto Auctions, Inc.                           43,800             482
  Integrated Health Services, Inc.                        31,500             788
* Integrated Process Equipment Corp.                      20,400             485
* Integrated Silicon Solution, Inc.                       22,800             379
  Intelligent Electronics Inc.                            51,500             312
  Inter-Regional Financial Group, Inc.                    21,000             530
* Inter-Tel, Inc.                                         27,700             429
* Intercel, Inc.                                          23,900             406
* Interco Co.                                             80,500             724

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
                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* Interdigital Communications Corp.                       67,700       $     499
  Interface, Inc.                                         49,700             854
* Intergraph Corp.                                        66,100           1,049
* Interim Services, Inc.                                  19,900             689
* Intermet Corp.                                          56,000             574
  International Aluminum Corp.                            14,800             425
* International Cabletel, Inc.                            50,167           1,217
* International Dairy Queen, Inc.
    Class A                                               36,700             844
* International Family
    Entertainment, Inc. Class B                           31,400             514
  International Multifoods Corp.                          26,100             525
* International Rectifier Corp.                           78,400           1,960
  International Shipholding Corp.                         27,750             576
* International Technology                               163,600             429
* Interneuron Pharmaceutical, Inc.                        43,500           1,104
  Interpool, Inc.                                         35,800             640
* Intersolv                                               28,100             362
  Interstate Bakeries                                     32,700             732
  Interstate Power Co.                                    27,800             924
* Intervoice, Inc.                                        41,300             780
  Invacare Corp.                                          40,600           1,020
* Investment Technology Group, Inc.                       24,400             232
* Investors Financial Services Corp.                       4,562              94
* Investors Financial Services Corp.
    Class A                                                  877              18
* Iomega Corp.                                            32,500           1,582
* Ionics, Inc.                                            24,600           1,070
  Irvine Apartment Communities, Inc.                      40,100             772
* Irvine Sensors Corp.                                    55,100             334
  Irwin Financial Corp.                                   14,300             570
* ISIS Pharmaceuticals, Inc.                              59,600             786
* Isolyser Co., Inc.                                      29,800             421
* Itron, Inc.                                             17,500             597
  J & L Specialty Steel Inc.                              28,900             542
  JLG Industries, Inc.                                     6,900             204
  JSB Financial                                           19,800             629
* Jacobs Engineering Group Inc.                           33,400             835
  Jefferies Group, Inc.                                   14,958             697
  Jefferson Bankshares, Inc.                              23,800             480
  John Alden Financial Group                              41,000             856
* Johnson Worldwide Associates, Inc.                      17,500             400
* Johnstown America Industries                            38,200             184
* Jones Intercable Inc.                                   41,500             511
  Juno Lighting, Inc.                                     30,800             485
  Justin Industries, Inc.                                 59,850             655
  KN Energy, Inc.                                         36,427           1,061
* Kaiser Aluminum & Chemical Corp.                        36,500             475
  Kansas City Life Insurance Co.                          12,030             638
  Kaufman & Broad Home Corp.                              46,500             692
  Kaydon Corp.                                            27,800             844
* Keane, Inc.                                             26,750             592
  Kellwood Co.                                            36,750             749
* Kelly Oil Corp.                                         18,200              23
* Kent Electronics Corp.                                  23,850           1,392
* Key Tronic Corp.                                        38,800             320
  Keystone Financial, Inc.                                39,750           1,188
  Kimball International, Inc. Class B                     27,500             694
* Kinder Care Learning Centers Inc.                       46,100             582
  Kinetic Concepts, Inc.                                  57,200             690
* Kirby Corp.                                             43,600             708
* Koger Equity Inc.                                       60,500             643
  Kranzco Realty Trust                                    33,800             499
* Kulicke & Soffa Industries, Inc.                        32,000             740
  Kysor Industrial Corp.                                  21,800             529
* LTX Corp.                                               47,000             429
  La-Z-Boy Chair Co.                                      20,000             618
  Laclede Gas Co.                                         25,900             547
  Ladd Furniture Inc.                                     17,134             227
  Lance, Inc.                                             23,700             387
  Landauer, Inc.                                          35,500             772
* Landmark Graphics Corp.                                 22,100             522
* Lands' End, Inc.                                        40,700             555
* Landstar System                                         24,700             670
* Lattice Semiconductor Corp.                             37,100           1,213
  Lawson Products, Inc.                                   19,200             474
  Lawter International Inc.                               56,466             656
  Leader Financial Corp.                                  16,700             625
* Lechters Corp.                                          25,200             162
  Legg Mason Inc.                                         29,700             817
  Lennar Corp.                                            38,650             971
  Lesco, Inc.                                             32,000             472
* Level One Communications                                37,000             675
* Levitz Furniture                                       147,200             497
  Libbey, Inc.                                            20,300             457
  Liberty Bancorp, Inc. (Oklahoma)                        17,800             667
  Liberty Corp.                                           24,500             827
  Liberty Property Trust                                  46,100             957
  Life Partners Group, Inc.                               27,900             380
  Life Re Corp.                                           25,400             635
  Life Technologies, Inc.                                 25,300             682
* Lifetime Hoan Corp.                                     28,957             261
  Lilly Industries Inc. Class A                           48,550             619
* Lincare Holdings Inc.                                   44,200           1,099
  Lincoln Telecommunications Co.                          49,100           1,043
* Lindsay Manufacturing Co.                               16,725             638
* Liposome Co., Inc.                                      73,400           1,477
  Liqui-Box Corp.                                         17,200             510
* Littelfuse, Inc.                                        19,100             697
* Living Centers of America, Inc.                         28,700           1,004
* Lo-Jack Corp.                                           32,000             356
  Logicon, Inc.                                           19,700             542
  Lone Star Industries, Inc.                              31,500             788
  Long Island Bancorp, Inc.                               43,400           1,147
  Longs Drug Stores, Inc.                                 25,000           1,197
  Loyola Capital Corp.                                    13,400             509

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
                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Luby's Cafeterias, Inc.                                 40,300       $     897
  Lufkin Industries                                       14,514             322
  Lukens, Inc.                                            23,000             661
* Lydall, Inc.                                            29,900             680
  MAF Bancorp, Inc.                                       22,880             578
* MAIC Holdings Inc.                                      21,511             723
  MDU Resources Group, Inc.                               47,825             951
  MGI Properties, Inc.                                    37,200             623
  MTS Systems Corp.                                       18,300             606
  The Macerich Co.                                        27,800             556
* MacFrugal's Bargains Close-Outs, Inc.                   43,100             603
  The MacNeal-Schwendler Corp.                            42,700             683
* Macromedia                                              49,600           2,582
  Madison Gas & Electric Co.                              16,250             568
* Magellan Health Services Corp.                          45,700           1,097
* Magma Copper Co. Class B                                79,600           2,219
  Magna Group                                             45,800           1,093
* Magnatek                                                49,100             399
  Manitowoc Co., Inc.                                     23,000             704
  Manufactured Home
    Communities, Inc.                                     41,000             717
* Manugistics Group, Inc.                                 25,600             371
* Mapinfo Corp.                                           18,200             373
* Marcam Corp.                                            23,700             356
* Marine Drilling Co., Inc.                               47,000             235
* Mariner Health Group, Inc.                              30,100             508
  Mark Twain Bancshares, Inc.                             20,550             801
* Marshall Industries                                     28,700             922
  Maryland Federal Bancorp                                14,900             454
  MascoTech Inc.                                          52,300             569
* Material Sciences Corp.                                 28,300             421
  Maxtor Corp.                                            76,500             509
* Maxicare Health Plans Inc.                              28,100             760
* Maxxam Inc.                                              9,900             349
  Maybelline, Inc.                                        21,593             783
* McAfee Associates, Inc.                                 30,300           1,299
  McClatchy Newspapers, Inc.                              23,900             547
  McDonald and Co. Investments, Inc.                      33,160             597
* McWorter Technologies Inc.                              34,650             511
  Measurex Corp.                                          18,600             525
* Medco Research, Inc.                                    17,300             179
  Media General, Inc. Class A                              2,700              82
* Medic Computer Systems, Inc.                            20,300           1,226
* MedImmune Inc.                                          52,900           1,051
  Medusa Corp.                                            27,550             730
* Mego Financial Corp.                                    49,100             334
  Mentor Corp.                                            49,600           1,147
  Merchants New York Bancorporation                       10,600             337
* Mercury Interactive Corp.                               18,800             338
  Meredith Corp.                                          45,200           1,893
* Merisel, Inc.                                            5,700              25
  Merrill Corp.                                           25,000             406
  Merry Land & Investment Co., Inc.                       49,339           1,166
* Mesa Airlines, Inc.                                     72,100             644
* Mesa, Inc.                                             108,700             408
  Methode Electronics, Inc. Class A                       51,600             735
* Metricom                                                34,200             462
* Metrocall, Inc.                                         22,100             420
* Metromedia International Group, Inc.                    41,600             582
* Fred Meyer, Inc.                                        43,800             985
* Michaels Stores, Inc.                                   27,718             386
* Microage, Inc.                                          57,100             457
* Microcom Corp.                                          29,800             777
* Micron Electronics, Inc.                                34,600             374
  Mid Am Inc.                                             38,217             631
  Mid-America Apartment
    Communities, Inc.                                     26,800             663
  Mid-America Bancorp                                     27,513             495
* Mid-American Waste Systems, Inc.                        35,900             126
  Midland Co.                                             11,300             555
  Midwest Grain Products                                  30,100             433
  Herman Miller, Inc.                                     41,500           1,255
  Mills Corp.                                             40,900             695
  Mine Safety Appliances Co.                              12,100             594
  Minerals Technologies, Inc.                             37,300           1,361
  Mississippi Chemical Corp.                              35,500             832
* Mohawk Industries, Inc.                                 31,100             476
* Molten Metal Technology                                 28,200             920
  The Money Store                                         72,000           1,125
* Morrison-Knudsen Co., Inc.                              44,200             188
  Morrison Restaurants                                    44,150             618
  Mosinee Paper Corp.                                     13,700             358
* Mueller Industries Inc.                                 30,200             883
* Multicare Cos., Inc.                                    27,800             667
* Musicland Stores Corp.                                  58,200             247
  Myers Industries, Inc.                                  11,470             188
  NAC Re Corp.                                            29,050           1,046
* NFO Research Inc.                                       16,000             416
* N L Industries, Inc.                                     4,400              54
  NN Ball and Roller                                      48,000             834
  NPC International Class A                               71,500             509
  N.S. Bancorp Inc.                                       20,100             781
  NYMAGIC, Inc.                                           25,800             439
* Nabors Industries, Inc.                                141,100           1,570
  NACCO Industries, Inc. Class A                          12,500             694
  Nash-Finch Co.                                          32,500             585
  Nashua Corp.                                            11,400             155
  National Bankcorp of Alaska Inc.                         9,700             640
  National Community Bancorp                              28,850             757
  National Computer Systems, Inc.                         24,500             455
  National Data Corp.                                     43,050           1,065
* National Education Corp.                                80,700             656
  National Health Investors REIT                          26,700             884
  National Penn Bancshares Inc.                           14,705             364
  National Presto Industries, Inc.                        14,600             580
  National Re Holdings Corp.                              29,250           1,111

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
                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* National Steel Corp. Class B                            41,900       $     539
* National Western Life Insurance Co.
    Class A                                               11,000             624
  NationsBank, Inc.                                        8,139             567
  Nationwide Health Properties, Inc.                      32,600           1,369
  Nature's Sunshine Inc.                                  30,888             768
* Nautica Enterprises Inc.                                40,357           1,750
  Neiman Marcus Group Inc.                                28,300             665
* Nellcor Puritan Bennett, Inc.                           46,836           2,734
  Thomas Nelson, Inc.                                     26,100             339
* Neopath, Inc.                                            8,500             196
* Netcom On-line Communication
    Services, Inc.                                        11,600             415
* Netmanage, Inc.                                         48,700           1,126
* Network Computing Devices, Inc.                         51,500             367
* Network Equipment Technologies                          30,600             838
* Network General Corp.                                   30,600           1,014
* Neurogen Corp.                                          26,900             731
  New England Business Service, Inc.                      31,800             692
  New Jersey Resources Corp.                              29,600             892
  New York Bancorp Inc.                                   34,400             774
* Newfield Exploration Co.                                27,000             729
* Nexstar Pharmaceuticals Inc.                            28,600             475
* Noble Drilling Corp.                                   112,100           1,002
* Norand Corp.                                            12,500             148
* Nortek, Inc.                                            52,208             613
  North American Biologicals, Inc.                        57,400             624
  North American Mortgage                                 23,500             499
  North Carolina Natural Gas Corp.                        21,736             543
  North Fork Bancorporation, Inc.                         41,100           1,038
  Northwest Natural Gas Co.                               23,100             757
  Northwestern Public Service Co.                         26,300             736
* Northwestern Steel and Wire Co.                         30,800             246
* NovaCare, Inc.                                         108,700             557
* Novavax, Inc.                                           36,500             137
* Noven Pharmaceuticals, Inc.                             46,800             524
* Nuevo Energy Co.                                        28,200             631
* Nu-Kote Holding, Inc. Class A                           48,000             822
  OEA, Inc.                                               26,100             780
* OHM Corp.                                               57,000             420
* OIS Optical Imaging Systems, Inc.                       87,600             337
  OM Group, Inc.                                          21,200             700
* OMI Corp.                                               92,700             603
* Oak Industries, Inc.                                    29,200             547
  Oakwood Homes Corp.                                     36,800           1,412
  Oasis Residential, Inc.                                 27,100             617
* Oceaneering International, Inc.                         68,500             882
* Octel Communications Corp.                              36,800           1,189
* Offshore Logistics, Inc.                                52,900             668
  Oil-Dri Corp. of America                                30,175             471
* Old Dominion Freight Line, Inc.                         33,836             279
* Olympic Financial Ltd.                                  25,800             421
* Omega Environmental, Inc.                               70,300             233
  Omega Healthcare Investors, Inc.                        35,200             937
  Omnicare, Inc.                                          33,700           1,508
  Onbancorp Inc.                                          22,900             766
  One Valley Bancorp of
    West Virginia Inc.                                    23,200             725
  Oneida Ltd.                                             33,490             590
  ONEOK, Inc.                                             45,000           1,029
* Open Environment Corp.                                  29,300             396
* Opti, Inc.                                              21,100             174
* Optical Data System Inc.                                21,900             545
  Orange & Rockland Utilities, Inc.                       22,000             786
* Orbital Sciences Corp.                                  37,200             465
  Oregon Steel Mills, Inc.                                23,600             330
* Organogenesis, Inc.                                     39,100             718
  Orion Capital Corp.                                     23,325           1,012
* OrNda Healthcorp                                        91,100           2,112
* Ostex International, Inc.                               26,600             502
  O'Sullivan Corp.                                        43,800             454
  Otter Tail Power Co.                                    17,200             617
  Outboard Marine Corp.                                   33,300             678
  Overseas Shipholding Group Inc.                         46,200             878
  Owens & Minor, Inc. Holding Co.                         43,237             551
* PDT, Inc.                                                9,150             454
  PHH Corp.                                               28,200           1,318
* Pacific Physician Services, Inc.                        36,200             647
  Pacific Scientific Co.                                  33,000             817
* Pairgain Technologies, Inc.                             26,800           1,461
* Palmer Wireless, Inc.                                   20,700             453
  Paragon Group Inc.                                      42,600             740
* Paragon Trade Brands, Inc.                              25,300             591
  Parker & Parsley Petroleum Co.                          60,600           1,333
* Parker Drilling Co.                                     84,400             517
* Patlex Corp.                                             5,300              81
* Patterson Dental Co.                                    17,100             464
* Paxson Communications Corp.                             41,100             627
* Pec Israel Economic Corp.                               23,400             565
* The Penn Traffic Co.                                    44,600             669
  Penncorp Financial Group Inc.                           34,100           1,002
  Pennsylvania Real Estate
    Investment Trust                                      27,900             579
  Penwest Ltd.                                            22,450             550
  Peoples Bank of Bridgeport                               1,600              31
  Peoples Heritage Financial
    Group Inc.                                            27,600             624
* Performance Food Group Co.                               4,800             116
* Petco Animal Supplies, Inc.                             15,900             473
* Petrie Stores Corp.                                    102,200             281
  Petroleum Heat & Power Co.                              12,400              99
  Petrolite Corp.                                         17,200             479
* Phamis, Inc.                                            17,100             513
* Pharmaceutical Markets                                  42,900             641
* Pharmaceutical Resources, Inc.                          63,300             475
  Phillips-Van Heusen Corp.                               39,700             392

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
                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
  Phoenix Duff & Phelps Corp.                             75,000        $    516
  Phoenix Duff & Phelps Corp.
    Pfd. Series A                                          4,100             103
  Phoenix Resource Cos., Inc.                             41,800             721
* Phycor, Inc.                                            59,825           3,029
* Physician Reliance Network, Inc.                        12,500             502
* Physician Sales & Service, Inc.                         35,800           1,011
* PictureTel Corp.                                        54,200           2,331
  Piedmont Natural Gas, Inc.                              49,984           1,162
  Pier 1 Imports Inc.                                     63,125             718
  Pillowtex Designs                                       32,800             381
  Pioneer Group Inc.                                      35,200             946
  Pioneer Standard Electronics Inc.                       36,650             483
  Piper Jaffray Cos., Inc.                                28,100             386
  Pittway Corp. Class A                                   18,900           1,280
* Plantronics, Inc.                                        5,100             184
* Platinum Technology, Inc.                               68,677           1,266
* Players International, Inc.                             47,850             514
* Playtex Products, Inc.                                  76,700             575
  Ply-Gem Industries, Inc.                                33,900             551
  Poe & Brown, Inc.                                       18,600             458
* Polyvision Corp.                                         5,383              11
  Pope & Talbot, Inc.                                     36,100             478
  Post Properties, Inc.                                   36,300           1,157
  Precision Castparts Corp.                               35,000           1,390
  Premier Bancorp, Inc.                                   58,290           1,359
* Premisys Communications, Inc.                           17,000             961
* Prepaid Legal Services, Inc.                            72,600             753
* President Casinos                                        9,200              16
  Price Enterprises, Inc.                                 41,800             635
* Pricellular Corp.                                       42,575             553
* Primadonna Resorts, Inc.                                14,000             203
* Primark Corp.                                           31,500             945
* Prime Hospitality Corp.                                 51,700             517
* Prins Recycling Corp.                                   44,800             335
* Printronix, Inc.                                        19,700             281
* Proffitt's, Inc.                                        28,900             762
* Progress Software Corp.                                 25,200             939
* Pronet, Inc.                                            19,000             562
  Protective Life Corp.                                   48,300           1,509
* Protein Design Labs                                     33,400             768
  Provident Bancorp Inc.                                  15,100             712
* Public Service Co. of New Mexico                        72,100           1,271
  Public Service Co. of
    North Carolina, Inc.                                  31,000             554
  Public Storage, Inc.                                    53,000           1,007
  Pulitzer Publishing Co.                                 15,112             722
  Pulte Corp.                                             32,700           1,100
  Quaker Chemical Corp.                                   23,100             306
  Quaker State Corp.                                      52,300             660
  Quality Food Centers Inc.                               14,788             327
  Quanex Corp.                                            21,600             419
* Quantum Health Resources, Inc.                           3,100              30
* Quarterdeck Corp.                                       38,900           1,070
  Queens County Bancorp, Inc.                             10,650             421
  The Quick & Reilly Group, Inc.                          22,650             464
* Quickturn Design Systems, Inc.                          48,600             480
* Quintiles Transnational Corp.                           20,200             826
  RCSB Financial Corp.                                    39,800             940
  RFS Hotel Investors                                     39,200             610
  ROC Communities Inc.                                    18,000             432
* RPC Inc.                                                45,000             411
  RPS Realty Trust                                       113,300             524
* Racotek, Inc.                                           59,800             314
* RailTex, Inc.                                           25,300             536
* Ralcorp Holdings Inc.                                   51,000           1,237
  Raymond James Financial, Inc.                           23,200             490
* Reading & Bates Corp.                                  106,100           1,591
  Real Estate Investment Trust of
    California                                            33,200             660
  Realty Income Corp.                                     35,800             805
* Redman Industries, Inc.                                 22,800             767
  Regal-Beloit Corp.                                      30,500             663
* Regal Cinemas, Inc.                                     25,920             761
* Regency Health Services, Inc.                           42,800             433
* Regional Acceptance Corp.                               45,650             434
  Reinsurance Group of America, Inc.                      27,100             993
  Reliance Group Holdings                                 63,500             548
* Renaissance Communications                              48,600           1,075
* Renal Treatment Centers, Inc.                           17,200             757
* Republic Industries, Inc.                               58,900           2,117
* Res-Care, Inc.                                          24,000             408
  Resource Mortgage Capital Corp.                         33,400             668
* Respironics, Inc.                                       48,300           1,002
* Rex Stores Corp.                                        27,500             488
  Richfood Holdings, Inc.                                 41,100           1,110
* Riggs National Corp.                                    55,900             723
* Rightchoice Managed Care, Inc.                          20,000             260
  Rival Manufacturing Co.                                 33,100             739
  River Forest Bancorp, Inc.                              24,700             627
  Robbins & Myers, Inc.                                   23,089             675
* Robert Half International, Inc.                         36,800           1,541
* Roberts Pharmaceuticals                                 12,300             217
* Robotic Vision Systems, Inc.                            37,800             910
  Rock-Tenn Co.                                           46,800             749
* Rohr, Inc.                                              30,500             438
* Rollins Environmental Services, Inc.                    81,337             234
  Rollins Truck Leasing                                   65,025             723
  Roosevelt Financial Group                               58,000           1,117
  Roper Industries Inc.                                   24,800             927
  Ross Stores, Inc.                                       39,000             753
  Rouge Steel Co. Class A                                 27,900             663
* Rowan Cos., Inc.                                       140,800           1,390
* Royal Gold, Inc.                                        14,800             119
  Ruddick Corp.                                           49,200             566
  Russ Berrie, Inc.                                       38,300             484

                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* Ryan's Family Steak Houses, Inc.                        83,100       $     582
  Rykoff-Sexton, Inc.                                     28,125             492
  Ryland Group, Inc.                                      40,500             567
  S & T Bancorp, Inc.                                     12,100             366
* SCI Systems, Inc.                                       49,800           1,538
  SEI Corp.                                               25,400             546
  SFFED Corp.                                             35,700           1,129
* SPS Technologies, Inc.                                  16,000             854
  SPX Corp.                                               38,100             605
* S3, Inc.                                                77,300           1,358
* Safeguard Scientifics, Inc.                             21,250           1,052
* Safety First Inc.                                       19,900             297
  St. John Knits, Inc.                                    11,700             622
  St. Joseph Light & Power Co.                            16,900             600
  St. Mary Land & Exploration Co.                         39,000             546
  St. Paul Bancorp, Inc.                                  29,250             748
* Salick Healthcare Inc.                                  10,300             384
* Samsonite Corp.                                         29,300             293
* Sanifill, Inc.                                          26,700             891
* Sanmina Corp.                                           13,600             707
* Santa Cruz Operation, Inc.                              68,300             431
  Saul Centers, Inc.                                      39,900             544
  Savannah Foods & Industries, Inc.                       61,400             698
* Savoy Pictures Entertainment, Inc.                      42,900             271
  Sbarro, Inc.                                            15,300             329
  Schnitzer Steel Industries, Inc.
    Class A                                               16,100             491
* Scholastic Corp.                                           900              70
* Sciclone Pharmaceuticals                                60,200             297
* Scientific Games Holdings Corp.                         20,000             760
* Scios Nova, Inc.                                        19,335              82
  Scotsman Industries, Inc.                               32,900             580
* Scotts Co.                                              41,500             801
  Seafield Capital Corp.                                  17,000             586
* Seagull Energy Corp.                                    56,300           1,253
  Sealright Co.                                           16,100             177
* Seattle Filmworks, Inc.                                 18,612             394
  Security Capital Corp.                                  17,400           1,054
  Security Capital Industrial Trust                       11,316             198
  Security Connecticut Corp.                              28,500             773
* Security Dynamics Technologies, Inc.                    22,600           1,237
* Seitel, Inc.                                            27,900             987
  Selective Insurance Group                               24,200             862
* Semitool, Inc.                                          20,800             269
* Sepracor Inc.                                           52,200             966
* Sequa Corp. Class A                                     20,500             625
* Sequent Computer Systems, Inc.                          53,000             762
* Sequus Pharmaceuticals, Inc.                            46,400             655
* Service Merchandise Co., Inc.                          160,512             803
* Shiva Corp.                                             16,700           1,219
  Shopko Stores, Inc.                                     58,400             657
* Shoney's Inc.                                           56,700             581
* Shorewood Packaging                                     45,000             647
* Show Biz Pizza Time, Inc.                               44,000             531
  Showboat, Inc.                                          24,800             654
* Shuffle Master, Inc.                                    33,650             400
  Shurgard REIT                                           22,800             616
* Sierra Health Services                                  23,700             752
* Sierra On-line, Inc.                                    25,100             718
  Sierra Pacific Resources                                49,800           1,164
* Sierra Semiconductor                                    40,800             569
  Sig Corp.                                               25,333             880
* Silver King Communications                              14,300             493
  Simpson Industries, Inc.                                44,700             397
* Simula, Inc.                                            19,200             360
* Sithe Energies, Inc.                                    11,400              68
  Sizzler International                                  121,200             515
  Skyline Corp.                                           32,200             668
  Skywest, Inc.                                           10,200             133
  A.O. Smith Corp.                                        25,100             521
* Smith International, Inc.                               62,800           1,476
  Charles E. Smith Residential
    Realty, Inc.                                          23,200             548
* Smithfield Foods, Inc.                                  33,200           1,062
  Smiths Food & Drug Centers, Inc.
    Class B                                               30,900             780
  J.M. Smucker Co. Class A                                54,300           1,195
  J.M. Smucker Co. Class B                                 1,000              19
  Snyder Oil Corp.                                        41,200             500
* Sodak Gaming, Inc.                                      25,800             532
* Sofamor/Danek Group Inc.                                27,600             783
* Softkey International, Inc.                             30,200             695
* Sola International, Inc.                                42,800           1,081
* Somatogen, Inc.                                         27,400             519
* Sonic Corp.                                             40,350             757
  Sotheby's Holdings Class A                              70,200           1,000
  South Jersey Industries, Inc.                           28,236             653
  South West Property Trust                               56,400             761
  Southdown, Inc.                                         27,100             528
  Southern California Water Co.                           28,400             575
* Southern Energy Homes, Inc.                              1,750              30
  Southwest Gas Corp.                                     39,600             698
  Southwestern Energy Co.                                 38,000             485
  Sovereign Bancorp, Inc.                                 64,524             649
* Spacelabs Medical                                       30,100             862
  Spartan Motors, Inc.                                    51,100             556
* Special Devices, Inc.                                   22,100             293
* Spectrian Corp.                                         24,600             541
* Spectrum Holobyte                                       38,400             247
  Spieker Properties, Inc.                                46,000           1,156
* Sportmart Inc.                                          26,600             126
* Sportmart Inc. Class A                                   7,800              26
* Sports & Recreation                                      8,500              61
* The Sports Authority, Inc.                              24,300             495
* Staar Surgical Co.                                      49,100             525
* Stac, Inc.                                              60,500             870

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Standard Commercial Tobacco Co.                         32,578       $     322
* Standard Financial, Inc.                                49,300             727
* Standard Microsystem                                     6,400             106
  Standard Motor Products, Inc.                           29,700             446
  Standard Products Co.                                   24,725             436
  The Standard Register Co.                               31,200             628
  Standex International Corp.                             19,700             645
  Stanhome, Inc.                                          30,000             874
  L. S. Starrett Co. Class A                              24,600             637
* Station Casinos, Inc.                                   36,800             543
  Steel Technologies, Inc.                                40,450             354
* Stein Mart, Inc.                                        23,650             257
* Steris Corp.                                            39,000           1,253
* Sterling Chemicals, Inc.                                62,400             507
* Stillwater Mining                                       22,000             429
  Stone & Webster, Inc.                                   20,500             735
  Storage USA, Inc.                                       28,200             920
* Stratus Computer, Inc.                                  41,400           1,433
  Strawbridge & Clothier Class A                          27,257             664
  Stride Rite Corp.                                       82,100             616
* Structural Dynamics Research Corp.                      52,300           1,530
  Sturm, Ruger & Co., Inc.                                15,200             416
* Submicron Systems Corp.                                 39,400             372
  Sumitomo Bank of California                             10,584             266
* Summa Four, Inc.                                        29,400             397
  Summit Bancorp                                          56,340           1,768
  Summit Properties, Inc.                                 31,900             634
* Summit Technology, Inc.                                 48,500           1,643
* Sun Healthcare Group, Inc.                              56,500             763
* Sun Television & Appliances                             73,100             302
* Sunglass Hut International, Inc.                        91,600           2,164
* Sunrise Medical, Inc.                                   26,500             490
* Sunshine Mining and Refining Co.                       286,400             394
  Super Food Services, Inc.                               42,300             550
  Susquehanna Bankshares PA                               18,300             480
* Swift Transportation Co., Inc.                          34,200             517
* Sylvan Learning Systems, Inc.                           19,100             561
* Symmetricom Inc.                                        24,400             334
* Syratech Inc.                                           25,100             505
  System Software Associates, Inc.                        45,300             980
* Systemed Inc.                                           48,500             221
* Systems & Computer
    Technology Corp.                                      42,000             840
* Systemsoft Corp.                                        34,200             389
* TBC Corp.                                               71,000             604
  TCA Cable Television, Inc.                              25,000             695
* TCSI Corp.                                              19,900             363
* TFC Enterprises, Inc.                                   33,200             191
  TJ International, Inc.                                  30,000             548
* T-Netix, Inc.                                           31,300             305
  TNP Enterprises, Inc.                                   34,000             637
  TNT Freightways                                         33,800             680
  TR Financial Corp.                                      28,000             718
* Target Therapeutics, Inc.                               27,200           1,166
  Taubman Co. REIT                                        77,000             770
* Tech Data Corp.                                         57,400             865
* Tech-Sym Corp.                                          20,549             655
* Tecnol Medical Products Inc.                            34,400             611
* Tejas Gas Corp.                                         15,210             804
* Tejas Power Corp. Class A                               50,600             462
  Tejon Ranch Co.                                         34,400             499
  Teleflex Inc.                                           30,150           1,236
* Telular Corp.                                           19,800             166
  Telxon Corp.                                            37,000             830
  Tennant Co.                                             11,300             263
* Tesoro Petroleum Corp.                                  72,500             625
* Tetra Tech, Inc.                                        25,650             596
* Tetra Technologies, Inc.                                45,900             803
  Texas Industries, Inc.                                  16,960             899
* Texas Meridian Resources Corp.                          49,600             676
* Theratech, Inc.                                         32,400             575
* Thermedics, Inc.                                        38,400           1,066
* Thermo Fibertek, Inc.                                      900              20
  Thermo Remediation, Inc.                                27,200             360
* Thermo Terratech Inc.                                   35,600             405
* Thermolase Corp.                                        19,000             492
* Thermotrex Corp.                                        15,200             760
  Thiokol Corp.                                           27,700             938
* 3DO Co.                                                 20,700             210
* Tide West Oil Co.                                       23,801             318
  Tiffany & Co.                                           22,750           1,146
* Timberland Co.                                          24,400             485
  Titan Wheel International, Inc.                         16,800             273
* Tivoli Systems, Inc.                                    23,500             789
* Today's Man Inc.                                        52,400             154
* Toll Brothers, Inc.                                     35,000             805
  Tootsie Roll Industries, Inc.                           27,726           1,099
* Top Source Technologies, Inc.                           48,000             336
* The Topps Co., Inc.                                     29,025             152
  The Toro Co.                                            20,100             661
  Town & Country Trust                                    49,800             647
* Toy Biz                                                 27,300             594
* Tracor, Inc.                                            45,359             663
* Transaction Network Services, Inc.                      19,500             483
  Transnational Re Corp.                                  20,300             502
  Tredegar Industries Inc.                                21,200             689
* Tremont Corp.                                           16,765             279
  Trenwick Group Inc.                                     14,800             834
* Triarc Cos. Class A                                     39,000             429
* Trident Microsystems, Inc.                              30,800             724
* Trimble Navigation Ltd.                                 35,900             673
  Trinet Corporate Realty Trust, Inc.                     23,300             635
  True North Communications                               28,500             527
  The Trust Co. of N.J.                                   47,600             625
  Trustco Bank                                            36,610             808
  Trustmark Corp.                                         41,500             929

                                                                          Market
SMALL CAPITALIZATION                                                       Value
STOCK PORTFOLIO (continued)                               Shares          (000)+
--------------------------------------------------------------------------------
* Tucson Electric Power Co.                              253,700       $     825
* Tultex Corp.                                           104,000             429
* 20th Century Industries of CA                           61,400           1,220
* Tyco Toys, Inc.                                         50,900             229
  UGI Corp. Holding Co.                                   55,000           1,141
  UMB Financial Corp.                                     29,436           1,019
  UNR Industries, Inc.                                    58,500             508
* USA Waste Service                                       76,691           1,448
  UST Corp.                                               37,300             532
* Ultralife Batteries, Inc.                               26,900             637
* Ultratech Stepper, Inc.                                 16,000             412
  Unifirst Corp.                                          31,200             562
* Unilab Corp.                                            23,100              62
  Union Planters Corp.                                       573              18
* Union Switch and Signal, Inc.                           39,400             271
* Uniroyal Chemical Corp.                                 33,600             271
* United American Healthcare Corp.                        33,300             333
  United Bankshares, Inc.                                 25,600             749
  United Carolina Bancshare Corp.                         23,800             812
  United Cities Gas Co.                                   36,304             690
  United Cos. Finance Corp.                               38,102           1,010
  United Counties Bancorp                                  2,000             457
  United Dominion Realty                                  95,300           1,429
  United Fire & Casualty Co.                              15,150             629
  United Illuminating Co.                                 22,650             847
* United Insurance Cos., Inc.                             48,700             916
* United International Holdings, Inc.
    Class A                                               66,100             967
* United Meridian Corp.                                   41,600             723
* USAir Group, Inc.                                      108,100           1,432
* U.S. Filter Corp.                                       30,200             804
* U.S. Home Corp.                                          6,200             181
* U.S. Long Distance Corp.                                40,700             562
* U.S. Robotics Corp.                                      4,800             422
  United States Trust Corp.                               15,600             772
  United Television, Inc.                                  7,000             626
* United Video Satellite Group, Inc.                      23,300             635
* United Waste Systems, Inc.                              22,800             844
  United Water Resources, Inc.                            51,768             621
  United Wisconsin                                         6,500             143
* Unitrode Corp.                                          27,400             774
  Univar Corp.                                            40,300             438
  Universal Health Realty Income                          34,000             608
* Universal Health Services Class B                       25,500           1,132
  Urban Shopping Centers REIT                             19,800             423
* Uromed Corp.                                            14,800             187
* VLSI Technology, Inc.                                    7,000             126
* Valassis Communication                                  52,900             926
  Valley National Bancorp                                 60,842           1,521
  Valmont Industries, Inc.                                25,200             617
* Value City Department Stores, Inc.                      64,100             433
  Value Line, Inc.                                        12,000             452
* Varco International, Inc.                               67,700             812
  Varlen Corp.                                            20,315             439
* Ventritex Inc.                                          33,100             581
* Venture Stores, Inc.                                    47,300             160
* VeriFone, Inc.                                          36,750           1,052
* Vertex Pharmaceuticals, Inc.                            30,900             807
  Vesta Insurance Group, Inc.                             17,900             976
* Vicorp Restaurants, Inc.                                10,100             102
  Victoria Bank                                           19,500             665
* Viewlogic Systems, Inc.                                 32,800             332
* Visix Space Inc.                                        10,300             403
  Vital Signs, Inc.                                       25,000             666
* Vitesse Semiconductor Corp.                             42,700             539
* Vivra, Inc.                                             57,712           1,450
* Vivus, Inc.                                             32,800           1,019
  WD-40 Co.                                               10,750             438
* WHX Corp.                                               36,500             397
* WMS Industries, Inc.                                    28,050             459
  WPS Resources Corp.                                     40,800           1,387
* Waban, Inc.                                             53,900           1,011
  Wabash National Corp.                                   31,500             701
  Wackenhut Corp.                                         11,500             207
  Wackenhut Corp. Class B                                    625              10
* Wainoco Oil Corp.                                      127,200             413
* Wall Data Inc.                                          15,800             259
* Wang Laboratories, Inc.                                 56,200             941
  Washington Energy Co.                                   40,231             749
  Washington National Corp.                               20,818             575
  Washington Real Estate
    Investment Trust                                      52,050             826
  Waterhouse Investor Services, Inc.                      28,550             707
  Watkins-Johnson Co.                                     11,700             512
* Watson Pharmaceuticals, Inc.                            51,954           2,546
  Watts Industries Class A                                31,900             742
  Wausau Paper Mills Co.                                  37,786           1,039
* Wavephore, Inc.                                         22,700             444
* Weatherford Enterra Inc.                                90,939           2,626
  Del E. Webb Corp.                                       30,296             610
* Weirton Steel                                           88,600             365
* Wellcare Management Group, Inc.                         20,700             440
  Wellsford Residential Property Trust                    26,425             608
  Werner Enterprises, Inc.                                22,000             440
  West Co., Inc.                                          26,300             618
* West Marine, Inc.                                       14,900             467
  WestAmerica Bancorporation                              13,400             576
* Westcott Communications                                 31,700             440
  Western Bank                                                91               2
  Western Gas Resources, Inc.                             24,500             395
  Western Investment Real
    Estate Trust                                          55,000             591
  Western National Corp.                                  52,300             843
* Western Publishing Group, Inc.                          55,300             439
* Western Waste Industries                                36,200             991
* Westpoint Stevens, Inc.                                 35,200             702

                                                                          Market
                                                                           Value
                                                          Shares          (000)+
--------------------------------------------------------------------------------
* Westwood One, Inc.                                      34,200     $       481
* White River                                             17,126             642
  Whitney Holdings                                        24,050             740
* Whittaker Corp.                                         32,900             716
  Wicor, Inc.                                             27,300             880
  John Wiley & Sons Class A                               21,800             714
* Williams Sonoma, Inc.                                   29,362             545
* Wind River Systems                                      22,800             660
* Windmere Corp.                                          76,467             545
  Winnebago Industries, Inc.                              55,800             432
  Wiser Oil Co.                                           38,900             467
* Wolverine Tube, Inc.                                    22,400             840
  Wolverine World Wide, Inc.                              29,900             942
* Wonderware Corp.                                        12,600             213
  Woodhead Industries, Inc.                               43,150             609
  Wyle Electronics                                        25,700             903
* Wyman Gordon Corp.                                      58,900             810
  X-Rite Inc.                                             13,400             193
* Xircom, Inc.                                            51,800             647
* Xpedite Systems, Inc.                                   24,500             380
  Yellow Corp.                                            31,800             396
* Young Broadcasting Corp.                                10,100             280
* Zale Corp.                                              52,200             838
* Zebra Technologies Class A                              29,600           1,014
* Zenith Electronics Corp.                                35,321             243
  Zenith National Insurance Corp.                         22,000             470
  Zero Corp.                                              50,500             896
* Zilog Inc.                                              33,450           1,225
  Zions Bancorp.                                          24,100           1,940
  Zurn Industries, Inc.                                   23,700             507
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.0%)(1)
    (Cost $777,982)                                                      961,789
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS (1.5%)
--------------------------------------------------------------------------------
                                                             Face
                                                           Amount
                                                            (000)
                                                        ---------
U.S. TREASURY BILL--Note D
    5.33%, 3/21/96                                      $     500            495
REPURCHASE AGREEMENT
    Collateralized by U.S. Government
    Obligations in a Pooled Cash
    Account 5.89%, 1/2/96                                  14,015         14,015
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $14,510)                                                       14,510
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
     (Cost $792,492)                                                     976,299
--------------------------------------------------------------------------------


                                                                          Market
                                                                           Value
                                                                          (000)+
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.5%)
--------------------------------------------------------------------------------
    Other Assets--Notes B and E                                         $ 37,102
    Liabilities--Note E                                                  (42,168)
                                                                        --------
                                                                          (5,066)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 52,196,290 outstanding
    shares of beneficial interest
    (unlimited authorization)                                           $971,233
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $18.61
================================================================================

+ See Note A to Financial Statements.

* Non-Income Producing Security.

(1) The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, and Standard & Poor's Midcap 400 Index futures contracts represents 100.0% of net assets.

--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
  NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          Amount             Per
                                                           (000)           Share
                                                       ---------       ---------
  Paid in Capital                                       $780,052          $14.95
  Undistributed Net
    Investment Income                                         49              --
  Accumulated Net
    Realized Gains                                         7,411             .14
  Unrealized Appreciation
    (Depreciation) - Note D:
    Investment Securities                                183,807            3.52
    Futures Contracts                                        (86)             --
--------------------------------------------------------------------------------
NET ASSETS                                              $971,233          $18.61
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees
Vanguard Index Trust
Extended Market Portfolio, Total Stock Market Portfolio,
Growth Portfolio, Value Portfolio, and Small Capitalization Stock Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights appearing in the Vanguard Index Trust (the "Fund") 1995 Annual Report (the "Annual Report") present fairly, in all material respects, the financial position of the Extended Market Portfolio, Total Stock Market Portfolio, Growth Portfolio, Value Portfolio, and Small Capitalization Stock Portfolio of the Fund at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

We have also audited the financial statements of the 500 Portfolio of the Fund at December 31, 1995, and we have issued an unqualified opinion thereon. The Annual Report containing our report on the financial statements of the 500 Portfolio is available from the Fund.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 31, 1996









                                                                      F400-12/95

                              VANGUARD INDEX TRUST
                                 EDGAR APPENDIX

This appendix describes the components of the printed version of this report that do not translate into a format acceptable to the EDGAR system.

The cover of the printed version of this report features Thomas Luny's 1830 painting "The Battle Of The Nile"

A photograph of John C. Brennan and John C. Bogle appears on the inside cover top-center.

A running head featuring a sword, helmet, gloves and battleships in the background appear at the top of pages one through eight.

Line charts illustrating annual total returns between Standard & Poor's Growth Index and Standard & Poor's Value Index for the fiscal years 1990 through 1995. Line charts illustrating the indexed value between Standard & Poor's 500 Index, Wilshire 4500 Index and Russell 2000 Index for the years 1990 through 1995 appears at the top of page two.

Graphic chart of General Equity Funds outperformed by S&P 500 Index for the fiscal years 1971 through 1995 appears at the bottom of page four.

A graphic chart of the Growth and Value Funds versus Index Trust 500 for the ten years ended December 31, 1995 appears at the top of page six.

A running head featuring an hour glass, compass and telescope, and battleships in the background appears at the top of page nine.

A running head featuring a sword, helmet, gloves and battleships in the background appears at the top of pages ten through twelve.

Line charts illustrating cumulative performance between the 500 Portfolio, average General Equity Fund and Standard & Poor's 500 Index, average Annual Total Returns for the period December 31, 1985, to December 31, 1995 appears at the top of page ten.

Line charts illustrating cumulative performance between the Extended Market Portfolio, Average Growth Fund and Wilshire 4500 Index, average Annual Total Returns for the period December 21, 1987, to December 31, 1995 appears at the bottom of page ten.

Line charts illustrating cumulative performance between the Total Stock Market Portfolio, Average General Equity Fund and Wilshire 5000 Index, average Annual Total Returns of the period April 27, 1992, to December 31, 1995 appears at the top of page eleven.

Line charts illustrating cumulative performance between the Growth Portfolio, Average Growth Fund and Standard & Poor's Growth Index, average Annual Total Returns for the period November 2, 1992, to December 31, 1995 appears at the bottom of page eleven.

Line charts illustrating cumulative performance between the Value Portfolio, Average Value Fund and Standard & Poor's Value Index, average Annual Total Returns for the period November 2, 1992, to December 31, 1995 appears at the top of page twelve.

Line charts illustrating cumulative performance between the Small
Capitalization Stock Portfolio, Average SmallCap Fund and Russell 2000 Index, average Annual Total Returns for the period December 31, 1985, to December 31, 1995 appears at the bottom of page twelve.

A running head featuring a cannon and battleships in the background appears at the top of page thirteen.

A running head featuring open log book, pen and battleships in the background appears at the top of pages fourteen through thirty four.

A running head featuring an hour glass, compass and telescope, and battleships in the background appears at the top of page thirty five.

A running head featuring a sextant, a map, and battleships in the background appears at the top of page thirty six.

A running head featuring birds flying and ships in the background appears at the top of the inside back cover.

A running head featuring open log book, pen and battleships in the background appears at the top of pages one through sixty of the Financial Statements (insert).